UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford HLS Funds
Semi-Annual Report
June 30, 2023 (Unaudited)

■ Hartford Balanced HLS Fund
■ Hartford Capital Appreciation HLS Fund
■ Hartford Disciplined Equity HLS Fund
■ Hartford Dividend and Growth HLS Fund
■ Hartford Healthcare HLS Fund
■ Hartford International Opportunities HLS Fund
■ Hartford MidCap HLS Fund
■ Hartford Small Cap Growth HLS Fund
■ Hartford Small Company HLS Fund
■ Hartford Stock HLS Fund
■ Hartford Total Return Bond HLS Fund
■ Hartford Ultrashort Bond HLS Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford HLS Funds. The following is the Funds’ Semi-Annual Report that covers the period from January 1, 2023 through June 30, 2023.
Market Review
During the six months ended June 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 16.89%. The solid performance appeared to draw strength from a number of trends: steadily slowing inflation, a surprise rally in artificial-intelligence-related tech stocks, a mid-spring debt-ceiling agreement in Washington, DC, a highly anticipated pause in interest-rate hikes by the U.S. Federal Reserve (Fed), and, perhaps more important, a growing conviction that recession predictions might have proved premature.
At the start of the period, volatile markets rose and fell sharply as investors attempted to digest conflicting economic signals. The markets largely welcomed the Consumer Price Index (CPI)2 January report showing a 6.4% annual increase in prices, which came on the heels of several months of gradually subsiding inflation rates. Yet each new inflation report came with fresh warnings from Fed Chair Jerome Powell that rates would continue to climb until the Fed’s target of 2% inflation was met.
In March 2023, a mini-banking crisis shook markets in the wake of the failure of Silicon Valley Bank and Signature Bank, both of which suffered rapid outflows of uninsured deposits and required emergency liquidity support from the Fed. The episode briefly sparked fears of a contagion spreading to other regional banks similarly saddled with large, uninsured deposits. The volatility in the banking sector also fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.
The Fed would, in fact, execute its pause in June 2023 as the Federal Open Market Committee decided to end a string of 10 consecutive rate increases, leaving its target rate range at 5% to 5.25%. The Fed’s decision came only a day after release of the May 2023 CPI report indicating that inflation had ticked down to a 4% annual rate, the lowest since April 2021. But the pause came with yet another warning from Chair Powell that as many as two additional interest rates hikes would remain on the table.
The question of whether the Fed’s rate-hiking campaign might throw the economy into recession continued to remain top-of-mind during the period. Economic signals were less than clear as a host of large tech firms (e.g., Amazon, Meta Platforms, and Google) announced massive layoffs while overall unemployment numbers reflected persistent tightness in service-oriented labor markets. And yet, it was the tech sector—or, more specifically, the software and chip companies aligned with recent artificial-intelligence (AI) breakthroughs—that powered an explosion of stock market gains during the period. Indeed, the tech-heavy Nasdaq Composite Index3 gained 31.73% during the period.
A major uncertainty during the period surrounded whether Congress and the White House would achieve a debt-ceiling agreement. As markets braced for the unthinkable, a last-minute deal came together over the Memorial Day holiday weekend to suspend the nation’s $31.4 trillion debt limit through January 1, 2025. For markets, the agreement removed a major source of anxiety.
As we move through the busy summer months, recession and credit concerns are likely to keep surfacing as investors continue to scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford HLS Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford HLS Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.
[3]	The Nasdaq Composite Index is a broad, market capitalization-weighted index of more than 3,700 stocks heavily weighted toward the technology sector.

Hartford HLS Funds

Hartford Balanced HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 03/31/1983 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	7.27%	7.97%	7.56%	7.95%
Class IB	7.18%	7.73%	7.30%	7.68%
60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index[2]	10.87%	11.62%	8.09%	8.48%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%
Bloomberg US Government/Credit Bond Index	2.21%	-0.70%	1.03%	1.66%
ICE BofA US 3-Month Treasury Bill Index	2.25%	3.59%	1.55%	0.98%

[1]	Not annualized.
[2]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.66% and 0.91%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
• Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities' risks include credit, interest-rate, prepayment, and extension risk. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Security Type(1)
as of 06/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	66.0%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	1.2%
Corporate Bonds	11.7
Foreign Government Obligations	0.0 *
Municipal Bonds	0.8
U.S. Government Agencies(2)	0.5
U.S. Government Securities	18.3
Total	32.5%
Short-Term Investments	0.3
Other Assets & Liabilities	1.2
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2023.

2

Hartford Capital Appreciation HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 04/02/1984 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	12.17%	17.94%	9.48%	10.44%
Class IB	12.01%	17.65%	9.20%	10.16%
Class IC	11.88%	17.36%	8.93%	9.89%
Russell 3000 Index	16.17%	18.95%	11.39%	12.34%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class IC shares commenced operations on 04/30/2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares, Class IB shares and Class IC shares were 0.67%, 0.92% and 1.17%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund's strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks are generally greater for investments in emerging markets. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.2%
Consumer Discretionary	9.9
Consumer Staples	7.6
Energy	2.9
Financials	14.0
Health Care	17.0
Industrials	11.1
Information Technology	18.2
Materials	4.7
Real Estate	3.3
Utilities	2.4
Total	98.3%
Short-Term Investments	0.4
Other Assets & Liabilities	1.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Disciplined Equity HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 05/29/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	12.67%	15.39%	11.39%	12.94%
Class IB	12.52%	15.03%	11.10%	12.66%
Class IC	12.36%	14.72%	10.83%	12.38%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class IC shares commenced operations on 09/18/2020. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares, Class IB shares and Class IC shares were 0.59%, 0.84% and 1.09%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.7%
Consumer Discretionary	9.9
Consumer Staples	7.9
Energy	3.3
Financials	12.1
Health Care	16.9
Industrials	8.0
Information Technology	28.1
Materials	1.2
Real Estate	1.7
Utilities	3.0
Total	99.8%
Short-Term Investments	0.1
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Dividend and Growth HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 03/09/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	6.40%	10.61%	11.04%	11.30%
Class IB	6.27%	10.37%	10.77%	11.02%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%
Russell 1000 Value Index	5.12%	11.54%	8.11%	9.22%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.65% and 0.90%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	4.3
Consumer Staples	7.0
Energy	6.9
Financials	16.5
Health Care	16.3
Industrials	8.2
Information Technology	18.5
Materials	3.4
Real Estate	3.3
Utilities	4.3
Total	97.5%
Short-Term Investments	0.5
Other Assets & Liabilities	2.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Healthcare HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	1.93%	7.98%	8.62%	12.36%
Class IB	1.84%	7.72%	8.35%	12.08%
S&P Composite 1500 Health Care Index	-1.18%	5.20%	11.28%	12.82%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.91% and 1.16%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and price volatility risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 06/30/2023
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	16.1%
Health Care Equipment & Supplies	18.4
Health Care Providers & Services	24.4
Life Sciences Tools & Services	10.5
Pharmaceuticals	29.6
Total	99.0%
Short-Term Investments	0.2
Other Assets & Liabilities	0.8
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

6

Hartford International Opportunities HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 07/02/1990 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	8.17%	12.36%	4.12%	5.65%
Class IB	8.01%	12.11%	3.86%	5.38%
MSCI ACWI ex USA Index (Net)	9.47%	12.72%	3.52%	4.75%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.75% and 1.00%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund may have high portfolio turnover, which could increase its transaction costs. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.1%
Consumer Discretionary	11.6
Consumer Staples	9.6
Energy	5.9
Financials	18.4
Health Care	11.8
Industrials	14.4
Information Technology	12.1
Materials	6.2
Real Estate	0.6
Utilities	4.1
Total	97.8%
Short-Term Investments	0.4
Other Assets & Liabilities	1.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford MidCap HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 07/14/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	8.80%	12.12%	5.31%	10.11%
Class IB	8.62%	11.86%	5.05%	9.83%
S&P MidCap 400 Index	8.84%	17.61%	7.79%	10.21%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.72% and 0.97%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	11.5
Consumer Staples	1.2
Energy	5.2
Financials	11.6
Health Care	22.1
Industrials	22.1
Information Technology	18.2
Materials	4.2
Real Estate	0.9
Utilities	0.9
Total	99.9%
Short-Term Investments	0.0 *
Other Assets & Liabilities	0.1
Total	100.0%

*	Percentage rounds to zero.

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Small Cap Growth HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 05/02/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	13.04%	16.80%	4.33%	8.89%
Class IB	12.93%	16.56%	4.08%	8.62%
Russell 2000 Growth Index	13.55%	18.53%	4.22%	8.83%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.64% and 0.89%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	10.6
Consumer Staples	4.5
Energy	4.1
Financials	7.1
Health Care	21.5
Industrials	21.8
Information Technology	20.9
Materials	4.8
Real Estate	2.0
Total	99.3%
Short-Term Investments	1.6
Other Assets & Liabilities	(0.9)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Small Company HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 08/09/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	10.25%	14.43%	6.94%	9.26%
Class IB	10.05%	14.16%	6.66%	8.99%
Russell 2000 Growth Index	13.55%	18.53%	4.22%	8.83%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.79% and 1.04%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.9%
Consumer Discretionary	11.8
Consumer Staples	5.0
Energy	3.8
Financials	3.9
Health Care	24.2
Industrials	23.5
Information Technology	17.3
Materials	3.3
Real Estate	2.8
Total	99.5%
Short-Term Investments	1.2
Other Assets & Liabilities	(0.7)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Stock HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	3.44%	10.53%	12.06%	11.72%
Class IB	3.31%	10.24%	11.78%	11.44%
Russell 1000 Index	16.68%	19.36%	11.92%	12.64%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.51% and 0.76%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may also hold a limited number of securities so it may be exposed to more risks and volatility than a fund that invests in a greater number of companies.
Composition by Sector(1)
as of 06/30/2023
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.1%
Consumer Staples	14.5
Financials	14.1
Health Care	18.0
Industrials	20.7
Information Technology	9.2
Materials	5.6
Real Estate	2.7
Utilities	1.0
Total	96.9%
Short-Term Investments	0.6
Other Assets & Liabilities	2.5
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Total Return Bond HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class IA	2.70%	0.78%	1.18%	2.08%
Class IB	2.60%	0.54%	0.92%	1.82%
Bloomberg US Aggregate Bond Index	2.09%	-0.94%	0.77%	1.52%

[1]	Not annualized.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.50% and 0.75%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets.
• Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate. • The Fund may have high portfolio turnover, which could increase its transaction costs.
Composition by Security Type(1)
as of 06/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Preferred Stocks	0.1
Total	0.1%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	23.0%
Corporate Bonds	28.6
Foreign Government Obligations	2.8
Municipal Bonds	1.4
Senior Floating Rate Interests	0.0 *
U.S. Government Agencies(2)	48.6
U.S. Government Securities	13.9
Total	118.3%
Short-Term Investments	0.8
Purchased Options	0.0 *
Other Assets & Liabilities	(19.2)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2023.

12

Hartford Ultrashort Bond HLS Fund
 Fund Overview
 June 30, 2023 (Unaudited)

Inception 06/30/1980 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.
Average Annual Total Returns
for the Periods Ended 06/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class IA	1.91%	2.86%	1.35%	0.98%
Class IB	1.91%	2.63%	1.10%	0.74%
Bloomberg Short Treasury 9-12 Month Index	1.86%	2.43%	1.43%	1.01%

[1]	Not annualized.
[2]	On 10/21/2013, the Fund converted from a money market fund to an ultrashort bond fund. Since Inception returns are from conversion date (10/21/2013) to 06/30/2023.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 06/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Prior to 10/21/2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to 10/21/2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA shares and Class IB shares were 0.43% and 0.68%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 06/30/2023.
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • Repurchase agreements may increase the Fund's risk and volatility.
Composition by Security Type(1)
as of 06/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	33.5%
Corporate Bonds	35.9
U.S. Government Agencies(2)	9.8
U.S. Government Securities	16.4
Total	95.6%
Short-Term Investments	5.0
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2023.

13

Hartford HLS Funds
Benchmark Glossary (Unaudited)

Bloomberg US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
Bloomberg Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged US Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
S& P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR

14

Hartford HLS Funds
Benchmark Glossary (Unaudited) – (continued)

DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
15

Hartford HLS Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2023 through June 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses paid during the period January 1, 2023 through June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses paid during the period January 1, 2023 through June 30, 2023	Annualized expense ratio
Hartford Balanced HLS Fund
Class IA	$ 1,000.00	$ 1,072.70	$ 3.24	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class IB	$ 1,000.00	$ 1,071.40	$ 4.52	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Hartford Capital Appreciation HLS Fund
Class IA	$ 1,000.00	$ 1,121.40	$ 3.53	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class IB	$ 1,000.00	$ 1,119.80	$ 4.84	$ 1,000.00	$ 1,020.23	$ 4.61	0.92%
Class IC	$ 1,000.00	$ 1,118.80	$ 6.14	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Hartford Disciplined Equity HLS Fund
Class IA	$ 1,000.00	$ 1,126.70	$ 3.11	$ 1,000.00	$ 1,021.87	$ 2.96	0.59%
Class IB	$ 1,000.00	$ 1,125.20	$ 4.43	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class IC	$ 1,000.00	$ 1,123.60	$ 5.74	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Hartford Dividend and Growth HLS Fund
Class IA	$ 1,000.00	$ 1,064.00	$ 3.38	$ 1,000.00	$ 1,021.52	$ 3.31	0.66%
Class IB	$ 1,000.00	$ 1,062.70	$ 4.65	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Hartford Healthcare HLS Fund
Class IA	$ 1,000.00	$ 1,019.30	$ 4.61	$ 1,000.00	$ 1,020.23	$ 4.61	0.92%
Class IB	$ 1,000.00	$ 1,018.40	$ 5.85	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Hartford International Opportunities HLS Fund
Class IA	$ 1,000.00	$ 1,081.70	$ 3.92	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class IB	$ 1,000.00	$ 1,080.10	$ 5.21	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Hartford MidCap HLS Fund
Class IA	$ 1,000.00	$ 1,087.60	$ 3.78	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class IB	$ 1,000.00	$ 1,086.20	$ 5.07	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
16

Hartford HLS Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses paid during the period January 1, 2023 through June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses paid during the period January 1, 2023 through June 30, 2023	Annualized expense ratio
Hartford Small Cap Growth HLS Fund
Class IA	$ 1,000.00	$ 1,130.40	$ 3.43	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class IB	$ 1,000.00	$ 1,128.70	$ 4.75	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Hartford Small Company HLS Fund
Class IA	$ 1,000.00	$ 1,101.70	$ 4.17	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class IB	$ 1,000.00	$ 1,101.40	$ 5.47	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Hartford Stock HLS Fund
Class IA	$ 1,000.00	$ 1,034.40	$ 2.57	$ 1,000.00	$ 1,022.27	$ 2.56	0.51%
Class IB	$ 1,000.00	$ 1,033.10	$ 3.83	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Total Return Bond HLS Fund
Class IA	$ 1,000.00	$ 1,027.00	$ 2.56	$ 1,000.00	$ 1,022.27	$ 2.56	0.51%
Class IB	$ 1,000.00	$ 1,026.00	$ 3.82	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Ultrashort Bond HLS Fund
Class IA	$ 1,000.00	$ 1,019.10	$ 2.20	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class IB	$ 1,000.00	$ 1,018.10	$ 3.45	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
17

Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
	Asset-Backed - Automobile - 0.1%
$ 1,252,550	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,202,447
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	244,466
260,000	1.91%, 10/17/2033(1)	232,459
615,000	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	614,503
		2,293,875
	Asset-Backed - Student Loan - 0.1%
1,596,471	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,573,059
	Commercial Mortgage-Backed Securities - 0.5%
255,000	BFLD Trust 7.31%, 11/15/2028, 1 mo. USD SOFR + 2.16%(1)(2)	253,632
	BX Trust
3,315,000	5.70%, 10/15/2036, 1 mo. USD LIBOR + 0.51%(1)(2)	3,200,625
1,460,000	6.49%, 10/15/2036, 1 mo. USD LIBOR + 1.30%(1)(2)	1,405,050
	BXHPP Trust
780,000	5.84%, 08/15/2036, 1 mo. USD LIBOR + 0.65%(1)(2)	733,793
690,000	6.09%, 08/15/2036, 1 mo. USD LIBOR + 0.90%(1)(2)	635,818
289,976	Life Mortgage Trust 5.96%, 03/15/2038, 1 mo. USD SOFR + 0.81%(1)(2)	283,144
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	259,291
1,735,000	SREIT Trust 6.27%, 11/15/2038, 1 mo. USD LIBOR + 1.08%(1)(2)	1,683,203
		8,454,556
	Other Asset-Backed Securities - 0.3%
127,169	Aaset Trust 3.84%, 05/15/2039(1)	91,423
	Affirm Asset Securitization Trust
870,000	1.03%, 08/17/2026(1)	846,311
150,746	1.07%, 08/15/2025(1)	147,336
	Castlelake Aircraft Structured Trust
169,032	3.47%, 01/15/2046(1)	154,495
359,544	3.97%, 04/15/2039(1)	319,186
	CF Hippolyta Issuer LLC
325,144	1.53%, 03/15/2061(1)	283,116
160,216	1.98%, 03/15/2061(1)	136,116
1,326,039	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,173,294
189,078	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	161,469
269,891	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	213,214
166,031	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	139,573
119,532	MAPS Ltd. 4.46%, 03/15/2044(1)	106,865
480,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	398,793
1,226,473	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	1,196,403
63,120	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	62,191
141,208	Start II Ltd. 4.09%, 03/15/2044(1)	124,311
		5,554,096
	Whole Loan Collateral CMO - 0.2%
61,778	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	58,446
280,000	Connecticut Avenue Securities Trust 6.62%, 10/25/2041, 1 mo. USD SOFR + 1.55%(1)(2)	274,411
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2% - (continued)
	Whole Loan Collateral CMO - 0.2% - (continued)
$ 144,406	Federal National Mortgage Association Connecticut Avenue Securities 11.05%, 10/25/2028, 1 mo. USD LIBOR + 5.90%(2)	$ 153,792
	Flagstar Mortgage Trust
624,451	2.00%, 09/25/2041(1)(3)	522,361
295,554	4.00%, 05/25/2048(1)(3)	270,054
229,631	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	209,811
124,534	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	120,275
439,989	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	412,103
	Towd Point Mortgage Trust
13,407	2.75%, 04/25/2057(1)(3)	13,252
196,923	2.75%, 06/25/2057(1)(3)	184,849
80,496	3.00%, 01/25/2058(1)(3)	77,049
		2,296,403
	Total Asset & Commercial Mortgage-Backed Securities (cost $21,554,425)	$ 20,171,989
CORPORATE BONDS - 11.7%
	Aerospace/Defense - 0.0%
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	$ 533,813
	Agriculture - 0.2%
	Philip Morris International, Inc.
830,000	5.13%, 11/17/2027	832,335
1,375,000	5.13%, 02/15/2030	1,358,236
550,000	5.63%, 11/17/2029	560,213
1,139,000	5.75%, 11/17/2032	1,166,414
		3,917,198
	Airlines - 0.0%
99,465	United Airlines Pass-Through Trust 4.60%, 09/01/2027	93,263
	Auto Manufacturers - 0.1%
	Daimler Truck Finance North America LLC
180,000	5.13%, 01/19/2028(1)	178,298
575,000	5.15%, 01/16/2026(1)	572,149
		750,447
	Beverages - 0.2%
990,000	Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	916,042
	Bacardi Ltd./Bacardi-Martini BV
455,000	5.25%, 01/15/2029(1)	450,906
1,808,000	5.90%, 06/15/2043(1)	1,823,199
		3,190,147
	Biotechnology - 0.1%
1,215,000	CSL Finance PLC 4.25%, 04/27/2032(1)	1,149,862
	Commercial Banks - 2.6%
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(4)	1,400,071
1,215,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(4)	971,332
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD SOFR + 1.30% thereafter)(4)	1,649,313

The accompanying notes are an integral part of these financial statements.
18

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.7% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD SOFR + 1.63% thereafter)(4)	$ 1,496,226
2,494,000	Bank of New York Mellon Corp. 4.97%, 04/26/2034, 6 mo. USD SOFR + 1.61%(4)	2,434,608
830,000	BNP Paribas SA 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.11% thereafter)(1)(4)	791,329
	Credit Agricole SA
790,000	4.38%, 03/17/2025(1)	760,998
1,095,000	5.51%, 07/05/2033(1)	1,101,052
2,737,000	Credit Suisse AG 7.50%, 02/15/2028	2,906,300
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(4)	1,672,607
775,000	3.88%, 09/12/2023(1)	772,017
825,000	Deutsche Bank AG 6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(4)	825,887
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(4)	1,161,190
560,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(4)	456,602
2,913,000	5.70%, 11/01/2024	2,907,790
1,150,000	6.25%, 02/01/2041	1,237,720
	HSBC Holdings PLC
752,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(4)	628,882
570,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.35% thereafter)(4)	601,379
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	524,218
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.46% thereafter)(4)	295,148
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD SOFR + 1.42% thereafter)(4)	645,807
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD SOFR + 1.59% thereafter)(4)	771,176
1,633,000	5.35%, 06/01/2034, 6 mo. USD SOFR + 1.85%(4)	1,645,228
1,040,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	972,001
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,357,383
1,000,000	3.70%, 10/23/2024	975,828
1,372,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 year USD CMT + 2.43% thereafter)(4)	1,353,586
	Standard Chartered PLC
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.78% thereafter)(1)(4)	1,095,275
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.7% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.88% thereafter)(1)(4)	$ 3,085,759
1,695,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.85% thereafter)(1)(4)	1,455,367
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,310,946
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	1,527,657
		43,790,682
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,792,235
600,000	5.50%, 08/11/2032(1)	579,879
380,000	5.55%, 05/30/2033(1)	370,465
	ERAC USA Finance LLC
1,844,000	4.90%, 05/01/2033(1)	1,800,889
691,000	5.40%, 05/01/2053(1)	688,970
		5,232,438
	Construction Materials - 0.1%
685,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	693,191
	Distribution/Wholesale - 0.0%
485,000	LKQ Corp. 5.75%, 06/15/2028(1)	481,277
	Diversified Financial Services - 1.0%
3,843,000	American Express Co. 5.04%, 05/01/2034, 6 mo. USD SOFR + 1.84%(4)	3,756,124
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,485,553
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,036,448
	Capital One Financial Corp.
580,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	575,951
2,149,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 1.86% thereafter)(4)	2,132,859
	Intercontinental Exchange, Inc.
3,261,000	4.00%, 09/15/2027	3,172,535
3,159,000	4.35%, 06/15/2029	3,078,348
	Nasdaq, Inc.
635,000	5.55%, 02/15/2034	637,244
175,000	5.95%, 08/15/2053	178,970
165,000	6.10%, 06/28/2063	168,490
		17,222,522
	Electric - 1.3%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	991,748
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,795,521
908,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.12% thereafter)(4)	782,878
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	395,917
	Dominion Energy, Inc.
55,000	3.38%, 04/01/2030	49,169

The accompanying notes are an integral part of these financial statements.
19

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.7% - (continued)
	Electric - 1.3% - (continued)
$ 944,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 year USD CMT + 3.20% thereafter)(4)(5)	$ 793,075
607,000	5.38%, 11/15/2032	608,306
1,166,000	Edison International 5.25%, 11/15/2028	1,134,060
230,000	Florida Power & Light Co. 5.05%, 04/01/2028	231,697
	Georgia Power Co.
3,073,000	4.70%, 05/15/2032	2,969,000
245,000	4.75%, 09/01/2040	224,285
1,800,000	5.13%, 05/15/2052	1,746,091
1,275,000	Indianapolis Power & Light Co. 6.60%, 06/01/2037(1)	1,370,572
75,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	74,213
205,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	205,731
	Pacific Gas & Electric Co.
2,859,825	4.50%, 07/01/2040	2,217,197
430,000	6.70%, 04/01/2053	421,746
	Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	218,663
60,000	5.15%, 03/30/2026(1)	59,025
	San Diego Gas & Electric Co.
860,000	3.70%, 03/15/2052	664,451
90,000	3.75%, 06/01/2047	69,957
25,000	4.15%, 05/15/2048	20,829
	SCE Recovery Funding LLC
425,403	0.86%, 11/15/2033	352,075
220,000	1.94%, 05/15/2040	159,974
125,000	2.51%, 11/15/2043	84,087
1,156,000	Sempra Energy 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.87% thereafter)(4)	932,981
1,241,000	Southern California Edison Co. 5.88%, 12/01/2053	1,263,912
1,050,000	Southern Co. 2.95%, 07/01/2023	1,050,000
1,584,897	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,507,302
		22,394,462
	Electronics - 0.2%
	Honeywell International, Inc.
530,000	4.25%, 01/15/2029	515,681
2,070,000	4.50%, 01/15/2034	2,024,401
		2,540,082
	Entertainment - 0.2%
3,341,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	3,053,421
	Food - 0.0%
480,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	457,802
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	300,170
2,017,000	CenterPoint Energy Resources Corp. 5.25%, 03/01/2028	2,015,735
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,697,392
		4,013,297
	Healthcare - Products - 0.3%
	Alcon Finance Corp.
4,706,000	3.00%, 09/23/2029(1)	4,151,420
200,000	5.38%, 12/06/2032(1)	202,576
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.7% - (continued)
	Healthcare - Products - 0.3% - (continued)
$ 200,000	5.75%, 12/06/2052(1)	$ 210,100
1,227,000	Estee Lauder Cos., Inc. 5.15%, 05/15/2053	1,239,680
		5,803,776
	Healthcare - Services - 0.3%
	Bon Secours Mercy Health, Inc.
1,400,000	3.56%, 08/01/2027	1,302,162
455,000	4.30%, 07/01/2028	433,501
285,000	Children's Hospital 2.93%, 07/15/2050	185,011
590,000	CommonSpirit Health 4.20%, 08/01/2023	589,144
714,000	Dignity Health 3.81%, 11/01/2024	690,576
335,000	Sutter Health 2.29%, 08/15/2030	275,965
320,000	Toledo Hospital 5.75%, 11/15/2038	314,594
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	298,652
645,000	4.20%, 05/15/2032	615,498
95,000	4.75%, 05/15/2052	90,157
		4,795,260
	Insurance - 0.4%
490,000	Allstate Corp. 5.25%, 03/30/2033	488,337
	American International Group, Inc.
437,000	3.40%, 06/30/2030	386,405
375,000	4.38%, 06/30/2050	316,171
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,377,431
1,404,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	1,131,130
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,007,798
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	197,800
641,000	Liberty Mutual Group, Inc. 5.50%, 06/15/2052(1)	603,121
		6,508,193
	Internet - 0.1%
1,940,000	Meta Platforms, Inc. 5.60%, 05/15/2053	1,991,473
	Investment Company Security - 0.1%
1,120,000	JAB Holdings BV 3.75%, 05/28/2051(1)	757,627
	Lodging - 0.1%
2,003,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	1,783,519
	Media - 0.2%
905,000	Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029	749,704
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,903,250
1,117,000	Discovery Communications LLC 4.00%, 09/15/2055	741,554
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	378,479
250,000	7.30%, 07/01/2038	254,632
		4,027,619
	Oil & Gas - 0.8%
3,665,000	BP Capital Markets America, Inc. 4.81%, 02/13/2033	3,609,793
757,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 year USD CMT + 4.40% thereafter)(4)(5)	688,113
	Equinor ASA
85,000	2.88%, 04/06/2025	81,450
2,470,000	3.00%, 04/06/2027	2,310,984
1,775,000	Hess Corp. 7.30%, 08/15/2031	1,945,649

The accompanying notes are an integral part of these financial statements.
20

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.7% - (continued)
	Oil & Gas - 0.8% - (continued)
$ 1,928,000	Occidental Petroleum Corp. 6.20%, 03/15/2040	$ 1,900,217
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	783,878
780,000	3.13%, 07/12/2041(1)	597,313
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	565,923
1,750,000	Var Energi ASA 8.00%, 11/15/2032(1)	1,851,517
		14,334,837
	Pharmaceuticals - 0.1%
113,000	CVS Health Corp. 4.30%, 03/25/2028	108,915
2,063,000	Pfizer Investment Enterprises Pte. Ltd. 5.11%, 05/19/2043	2,065,177
		2,174,092
	Pipelines - 0.7%
1,510,000	Cheniere Energy Partners LP 5.95%, 06/30/2033(1)	1,516,327
1,845,000	EIG Pearl Holdings Sarl 3.55%, 08/31/2036(1)	1,570,556
	Energy Transfer LP
180,000	4.95%, 06/15/2028	174,546
750,000	5.00%, 05/15/2050	632,509
945,000	5.35%, 05/15/2045	822,340
872,000	7.60%, 02/01/2024	877,053
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	76,395
145,000	3.95%, 01/31/2060	111,078
2,290,000	5.35%, 01/31/2033	2,327,741
1,840,732	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,562,848
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	556,278
100,000	3.45%, 10/15/2027(1)	89,249
	Greensaif Pipelines Bidco Sarl
1,215,000	6.13%, 02/23/2038(1)	1,240,084
915,000	6.51%, 02/23/2042(1)	950,028
		12,507,032
	Real Estate - 0.1%
2,159,000	CBRE Services, Inc. 5.95%, 08/15/2034	2,135,812
	Real Estate Investment Trusts - 0.6%
2,410,000	American Tower Trust I 5.49%, 03/15/2028(1)	2,410,909
	Extra Space Storage LP
435,000	5.50%, 07/01/2030	431,333
1,789,000	5.70%, 04/01/2028	1,786,712
4,761,000	Realty Income Corp. 4.90%, 07/15/2033	4,548,566
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	469,923
300,000	1.88%, 07/15/2050(1)	269,405
470,000	2.84%, 01/15/2050(1)	446,231
530,000	VICI Properties LP /VICI Note Co., Inc. 4.13%, 08/15/2030(1)	467,047
		10,830,126
	Software - 0.3%
	Activision Blizzard, Inc.
764,000	2.50%, 09/15/2050	489,090
1,070,000	4.50%, 06/15/2047	980,163
3,844,000	Oracle Corp. 3.65%, 03/25/2041	2,956,098
		4,425,351
	Telecommunications - 0.7%
	AT&T, Inc.
835,000	3.50%, 09/15/2053	590,251
84,000	3.65%, 06/01/2051	61,578
146,000	3.85%, 06/01/2060	105,466
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.7% - (continued)
	Telecommunications - 0.7% - (continued)
$ 200,000	4.30%, 12/15/2042	$ 169,515
5,130,000	5.40%, 02/15/2034	5,135,465
980,017	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	967,464
	T-Mobile USA, Inc.
3,005,000	3.38%, 04/15/2029	2,714,135
980,000	5.75%, 01/15/2054	1,005,681
215,000	Verizon Communications, Inc. 4.75%, 11/01/2041	197,095
		10,946,650
	Trucking & Leasing - 0.4%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	2,073,799
	Penske Truck Leasing Co. LP/PTL Finance Corp.
2,850,000	3.95%, 03/10/2025(1)	2,738,746
885,000	5.55%, 05/01/2028(1)	871,176
1,195,000	5.70%, 02/01/2028(1)	1,177,526
		6,861,247
	Total Corporate Bonds (cost $207,895,584)	$ 199,396,518
FOREIGN GOVERNMENT OBLIGATIONS - 0.0%
	Saudi Arabia - 0.0%
750,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	$ 693,900
	Total Foreign Government Obligations (cost $695,205)	$ 693,900
MUNICIPAL BONDS - 0.8%
	Airport - 0.1%
	Dallas Fort Worth International Airport, TX, Rev
60,000	4.09%, 11/01/2051	$ 52,911
375,000	4.51%, 11/01/2051	348,997
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(6)	503,401
		905,309
	General - 0.1%
180,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	204,019
365,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	365,127
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	388,533
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,320,250
		2,277,929
	General Obligation - 0.3%
5,320,000	State of Illinois, IL, GO 5.10%, 06/01/2033	5,228,002
	Power - 0.0%
101,000	Utility Debt Securitization Auth, NY, Rev 3.44%, 12/15/2025	100,161
	Tobacco - 0.0%
	Golden State Tobacco Securitization Corp., CA, Rev
35,000	2.75%, 06/01/2034	28,480

The accompanying notes are an integral part of these financial statements.
21

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Tobacco - 0.0% - (continued)
$ 145,000	3.00%, 06/01/2046	$ 133,507
75,000	3.29%, 06/01/2042	56,345
		218,332
	Transportation - 0.1%
875,000	Illinois State Toll Highway Auth, IL, Rev 6.18%, 01/01/2034	951,671
	Metropolitan Transportation Auth, NY, Rev
30,000	6.20%, 11/15/2026	30,182
375,000	6.67%, 11/15/2039	397,943
785,000	6.81%, 11/15/2040	849,393
		2,229,189
	Utilities - 0.1%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
925,000	5.10%, 04/01/2035	928,378
700,000	5.17%, 04/01/2041	720,411
		1,648,789
	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	851,598
824,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	940,468
		1,792,066
	Total Municipal Bonds (cost $15,752,149)	$ 14,399,777
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	Federal Home Loan Mortgage Corp. - 0.3%
8,281	4.00%, 03/01/2041	$ 7,971
995,000	4.43%, 04/25/2060(3)	990,593
2,189	4.62%, 04/01/2029, 12 mo. USD CMT + 2.24%(2)	2,146
1,070,705	5.00%, 01/01/2053	1,049,762
1,483,669	5.00%, 02/01/2053	1,454,633
1,003,791	5.00%, 04/01/2053	984,137
356,194	7.87%, 10/25/2050, 1 mo. USD SOFR + 2.80%(1)(2)	362,223
		4,851,465
	Federal National Mortgage Association - 0.2%
770	4.50%, 11/01/2023	755
50,332	4.50%, 03/01/2038	49,409
20,300	4.50%, 11/01/2039	20,054
13,600	4.50%, 04/01/2040	13,435
41,226	4.50%, 08/01/2040	40,725
11,653	4.50%, 02/01/2041	11,512
239,280	4.50%, 04/01/2041	235,755
101,328	4.50%, 06/01/2041	99,045
168,563	4.50%, 07/01/2041	166,518
25,081	4.50%, 09/01/2041	24,777
33,677	4.50%, 07/01/2044	33,004
2,382,535	5.00%, 05/01/2053	2,335,907
56,621	5.53%, 10/25/2024, 1 mo. USD LIBOR + 0.40%(2)	56,047
		3,086,943
	Government National Mortgage Association - 0.0%
32,932	5.00%, 07/15/2037	33,132
396	6.00%, 06/15/2024	400
1,636	6.00%, 07/15/2026	1,655
682	6.00%, 03/15/2028	690
1,079	6.00%, 04/15/2028	1,109
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.5% - (continued)
	Mortgage-Backed Agencies - 0.5% - (continued)
	Government National Mortgage Association - 0.0% - (continued)
$ 24,705	6.00%, 05/15/2028	$ 24,986
11,584	6.00%, 07/15/2028	11,716
4,118	6.00%, 08/15/2028	4,166
24,452	6.00%, 09/15/2028	24,729
34,793	6.00%, 10/15/2028	35,188
31,438	6.00%, 11/15/2028	31,794
23,097	6.00%, 12/15/2028	23,359
501	6.00%, 12/15/2031	510
10,381	6.00%, 09/15/2032	10,707
4,050	6.00%, 11/15/2032	4,137
1,520	6.00%, 04/15/2033	1,537
39,496	6.00%, 06/15/2033	40,012
14,086	6.00%, 10/15/2033	14,724
1,104	6.00%, 11/15/2033	1,146
19,577	6.00%, 10/15/2034	19,813
46,797	6.00%, 01/15/2035	47,409
5,517	6.00%, 05/15/2035	5,580
6,273	6.00%, 06/15/2035	6,349
103	6.50%, 03/15/2026	105
301	6.50%, 01/15/2028	307
18,411	6.50%, 03/15/2028	18,775
34,624	6.50%, 04/15/2028	35,310
9,041	6.50%, 05/15/2028	9,221
54,434	6.50%, 06/15/2028	55,511
4,134	6.50%, 10/15/2028	4,216
967	6.50%, 02/15/2035	987
2,631	7.00%, 11/15/2031	2,669
1,506	7.00%, 03/15/2032	1,526
465,764	7.00%, 11/15/2032	485,746
50,462	7.00%, 01/15/2033	52,015
59,188	7.00%, 05/15/2033	60,773
8,113	7.00%, 07/15/2033	8,312
65,921	7.00%, 11/15/2033	67,781
23,475	7.50%, 09/16/2035	23,868
45	8.00%, 09/15/2026	46
1,887	8.00%, 12/15/2026	1,903
21	8.00%, 09/15/2027	21
1,523	8.00%, 07/15/2029	1,561
1,227	8.00%, 12/15/2029	1,240
2,840	8.00%, 01/15/2030	2,842
1,199	8.00%, 02/15/2030	1,197
576	8.00%, 03/15/2030	575
5,748	8.00%, 04/15/2030	5,740
3,065	8.00%, 05/15/2030	3,071
15,620	8.00%, 06/15/2030	15,716
872	8.00%, 07/15/2030	872
23,011	8.00%, 08/15/2030	23,099
10,974	8.00%, 09/15/2030	10,982
47,914	8.00%, 12/15/2030	48,116
		1,288,951
	Total U.S. Government Agencies (cost $9,378,744)	$ 9,227,359
U.S. GOVERNMENT SECURITIES - 18.3%
	U.S. Treasury Securities - 18.3%
	U.S. Treasury Bonds - 5.6%
17,710,000	2.50%, 02/15/2045(7)	$ 13,684,434
2,624,000	2.75%, 11/15/2047	2,106,375
15,858,500	2.88%, 05/15/2052	13,121,050
400,000	3.25%, 05/15/2042	356,359
7,133,500	3.38%, 08/15/2042	6,465,013
7,473,900	3.63%, 02/15/2053	7,160,930

The accompanying notes are an integral part of these financial statements.
22

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.3% - (continued)
	U.S. Treasury Securities - 18.3% - (continued)
	U.S. Treasury Bonds - 5.6% - (continued)
$ 3,853,000	3.63%, 05/15/2053	$ 3,696,472
14,369,800	3.88%, 02/15/2043	13,985,857
3,705,000	3.88%, 05/15/2043	3,608,902
6,040,000	4.00%, 11/15/2042	5,991,869
12,090,900	4.00%, 11/15/2052	12,398,840
12,050,000	4.38%, 02/15/2038	12,801,713
		95,377,814
	U.S. Treasury Notes - 12.7%
290,000	0.25%, 05/31/2025	265,339
3,825,000	0.38%, 11/30/2025	3,452,063
1,530,000	0.88%, 09/30/2026	1,368,513
3,745,000	1.13%, 10/31/2026	3,366,258
9,910,000	1.25%, 11/30/2026	8,925,968
7,725,000	1.25%, 12/31/2026	6,950,388
150,000	1.25%, 05/31/2028	130,775
603,000	1.25%, 09/30/2028	521,807
1,020,000	1.38%, 10/31/2028	887,081
6,404,600	1.50%, 01/31/2027	5,799,666
530,000	1.50%, 11/30/2028	463,419
2,905,000	1.63%, 10/31/2026	2,656,032
2,005,000	1.88%, 02/28/2027	1,837,238
7,680,000	2.00%, 11/15/2026	7,101,000
1,200,000	2.50%, 05/31/2024	1,168,688
1,138,000	2.50%, 03/31/2027	1,066,119
285,000	2.63%, 04/15/2025	273,311
2,980,000	2.63%, 05/31/2027	2,798,988
590,000	2.63%, 07/31/2029	544,805
935,000	2.75%, 05/15/2025	897,929
6,970,000	2.75%, 04/30/2027	6,581,749
890,000	2.75%, 05/31/2029	828,361
2,320,000	2.88%, 06/15/2025	2,231,369
1,605,000	3.13%, 08/15/2025	1,549,891
897,000	3.13%, 08/31/2027	857,581
16,360,000	3.25%, 08/31/2024	15,963,781
6,555,000	3.25%, 06/30/2027	6,302,274
326,000	3.25%, 06/30/2029	311,776
745,300	3.38%, 05/15/2033	718,399
414,000	3.50%, 09/15/2025	402,744
9,452,000	3.50%, 04/30/2028	9,180,255
635,000	3.50%, 04/30/2030	616,347
3,936,500	3.63%, 03/31/2028	3,843,931
12,392,000	3.63%, 05/31/2028	12,117,052
512,000	3.63%, 03/31/2030	500,680
620,000	3.75%, 05/31/2030	611,088
5,008,000	3.88%, 03/31/2025	4,908,623
12,400,000	3.88%, 04/30/2025	12,156,359
6,592,000	3.88%, 11/30/2027	6,496,467
7,157,100	3.88%, 12/31/2027	7,054,496
685,000	3.88%, 11/30/2029	678,551
1,258,800	3.88%, 12/31/2029	1,247,343
1,100,000	4.00%, 12/15/2025	1,082,598
3,326,000	4.00%, 02/15/2026	3,274,161
14,388,700	4.00%, 02/29/2028	14,277,412
2,250,000	4.00%, 06/30/2028	2,237,344
150,000	4.00%, 10/31/2029	149,555
14,186,900	4.13%, 09/30/2027	14,102,665
3,381,200	4.13%, 10/31/2027	3,362,181
449,000	4.25%, 09/30/2024	443,002
3,604,000	4.25%, 12/31/2024	3,553,037
14,100,000	4.25%, 05/31/2025	13,920,445
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.3% - (continued)
	U.S. Treasury Securities - 18.3% - (continued)
	U.S. Treasury Notes - 12.7% - (continued)
$ 5,800,000	4.38%, 10/31/2024	$ 5,729,312
10,000,000	4.50%, 11/30/2024	9,892,578
		217,658,794
	Total U.S. Government Securities (cost $325,451,401)	$ 313,036,608
COMMON STOCKS - 66.0%
	Automobiles & Components - 0.8%
489,766	Gentex Corp.	$ 14,330,553
	Banks - 3.9%
208,088	JP Morgan Chase & Co.	30,264,319
153,918	M&T Bank Corp.	19,048,892
131,152	PNC Financial Services Group, Inc.	16,518,594
		65,831,805
	Capital Goods - 5.9%
156,600	Emerson Electric Co.	14,155,074
207,334	Fortune Brands Innovations, Inc.	14,917,681
59,940	General Dynamics Corp.	12,896,091
254,043	Johnson Controls International PLC	17,310,490
65,441	L3Harris Technologies, Inc.	12,811,385
83,689	Middleby Corp.*	12,371,745
157,262	Raytheon Technologies Corp.	15,405,385
		99,867,851
	Consumer Discretionary Distribution & Retail - 2.4%
67,194	Home Depot, Inc.	20,873,144
248,692	LKQ Corp.	14,491,283
315,873	Victoria's Secret & Co.*	5,505,666
		40,870,093
	Consumer Durables & Apparel - 0.8%
106,437	Lennar Corp. Class A	13,337,621
	Consumer Services - 2.4%
113,839	Airbnb, Inc. Class A*	14,589,606
394,667	H&R Block, Inc.	12,578,037
135,555	Starbucks Corp.	13,428,079
		40,595,722
	Energy - 1.1%
188,144	ConocoPhillips	19,493,600
	Equity Real Estate Investment Trusts (REITs) - 1.5%
209,220	Gaming & Leisure Properties, Inc. REIT	10,138,801
199,674	Welltower, Inc. REIT	16,151,630
		26,290,431
	Financial Services - 7.6%
200,785	Ares Management Corp. Class A	19,345,635
123,158	Blackstone, Inc.	11,449,999
124,990	Intercontinental Exchange, Inc.	14,133,869
43,073	LPL Financial Holdings, Inc.	9,365,362
188,354	Morgan Stanley	16,085,432
139,845	Raymond James Financial, Inc.	14,511,716
52,210	S&P Global, Inc.	20,930,467
104,057	Visa, Inc. Class A	24,711,456
		130,533,936
	Food, Beverage & Tobacco - 0.7%
399,018	Keurig Dr Pepper, Inc.	12,477,293
	Health Care Equipment & Services - 6.4%
34,790	Align Technology, Inc.*	12,303,136
57,757	Becton Dickinson & Co.	15,248,426

The accompanying notes are an integral part of these financial statements.
23

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 66.0% - (continued)
	Health Care Equipment & Services - 6.4% - (continued)
257,359	Boston Scientific Corp.*	$ 13,920,548
242,032	Centene Corp.*	16,325,058
44,318	Elevance Health, Inc.	19,690,044
64,422	UnitedHealth Group, Inc.	30,963,790
		108,451,002
	Household & Personal Products - 0.8%
268,794	Unilever PLC ADR	14,012,231
	Insurance - 2.0%
76,465	Chubb Ltd.	14,724,100
336,564	MetLife, Inc.	19,025,963
		33,750,063
	Materials - 1.3%
358,012	Axalta Coating Systems Ltd.*	11,746,374
270,025	Sealed Air Corp.	10,801,000
		22,547,374
	Media & Entertainment - 5.2%
499,897	Alphabet, Inc. Class C*	60,472,540
123,187	Electronic Arts, Inc.	15,977,354
135,560	Omnicom Group, Inc.	12,898,534
		89,348,428
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
194,461	AstraZeneca PLC ADR	13,917,574
50,795	Eli Lilly & Co.	23,821,839
627,820	Pfizer, Inc.	23,028,437
37,667	Roche Holding AG	11,506,135
38,713	Vertex Pharmaceuticals, Inc.*	13,623,492
		85,897,477
	Real Estate Management & Development - 0.7%
154,760	CBRE Group, Inc. Class A*	12,490,680
	Semiconductors & Semiconductor Equipment - 3.3%
92,194	Analog Devices, Inc.	17,960,313
86,227	NXP Semiconductors NV	17,648,942
172,144	QUALCOMM, Inc.	20,492,022
		56,101,277
	Software & Services - 9.3%
76,766	Accenture PLC Class A	23,688,452
115,861	Amdocs Ltd.	11,452,860
287,335	Microsoft Corp.	97,849,061
123,147	Salesforce, Inc.*	26,016,035
		159,006,408
	Technology Hardware & Equipment - 3.5%
509,489	Cisco Systems, Inc.	26,360,961
521,424	Corning, Inc.	18,270,697
97,037	F5, Inc.*	14,192,632
		58,824,290
	Transportation - 0.6%
186,595	Knight-Swift Transportation Holdings, Inc.	10,367,218
	Utilities - 0.8%
318,984	Exelon Corp.	12,995,408
	Total Common Stocks (cost $750,668,435)	$ 1,127,420,761
	Total Long-Term Investments (cost $1,331,395,943)	$ 1,684,346,912
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 4,204,769	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $4,206,539; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $4,288,941		$ 4,204,769
	Securities Lending Collateral - 0.0%
68,931	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(8)		68,931
229,770	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(8)		229,770
68,931	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(8)		68,931
68,931	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(8)		68,931
			436,563
	Total Short-Term Investments (cost $4,641,332)		$ 4,641,332
	Total Investments (cost $1,336,037,275)	98.8%	$ 1,688,988,244
	Other Assets and Liabilities	1.2%	19,953,869
	Total Net Assets	100.0%	$ 1,708,942,113
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $87,746,778, representing 5.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2023. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.
24

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2023, the market value of securities pledged was $216,355.
(8)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	94	09/29/2023	$ 19,114,313	$ (225,393)
U.S. Treasury 5-Year Note Future	206	09/29/2023	22,061,312	(229,678)
Total				$ (455,071)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	17	09/20/2023	$ (2,013,437)	$ 13,124
Total futures contracts				$ (441,947)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
25

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 20,171,989	$ —	$ 20,171,989	$ —
Corporate Bonds	199,396,518	—	199,396,518	—
Foreign Government Obligations	693,900	—	693,900	—
Municipal Bonds	14,399,777	—	14,399,777	—
U.S. Government Agencies	9,227,359	—	9,227,359	—
U.S. Government Securities	313,036,608	—	313,036,608	—
Common Stocks
Automobiles & Components	14,330,553	14,330,553	—	—
Banks	65,831,805	65,831,805	—	—
Capital Goods	99,867,851	99,867,851	—	—
Consumer Discretionary Distribution & Retail	40,870,093	40,870,093	—	—
Consumer Durables & Apparel	13,337,621	13,337,621	—	—
Consumer Services	40,595,722	40,595,722	—	—
Energy	19,493,600	19,493,600	—	—
Equity Real Estate Investment Trusts (REITs)	26,290,431	26,290,431	—	—
Financial Services	130,533,936	130,533,936	—	—
Food, Beverage & Tobacco	12,477,293	12,477,293	—	—
Health Care Equipment & Services	108,451,002	108,451,002	—	—
Household & Personal Products	14,012,231	14,012,231	—	—
Insurance	33,750,063	33,750,063	—	—
Materials	22,547,374	22,547,374	—	—
Media & Entertainment	89,348,428	89,348,428	—	—
Pharmaceuticals, Biotechnology & Life Sciences	85,897,477	74,391,342	11,506,135	—
Real Estate Management & Development	12,490,680	12,490,680	—	—
Semiconductors & Semiconductor Equipment	56,101,277	56,101,277	—	—
Software & Services	159,006,408	159,006,408	—	—
Technology Hardware & Equipment	58,824,290	58,824,290	—	—
Transportation	10,367,218	10,367,218	—	—
Utilities	12,995,408	12,995,408	—	—
Short-Term Investments	4,641,332	436,563	4,204,769	—
Futures Contracts(2)	13,124	13,124	—	—
Total	$ 1,689,001,368	$ 1,116,364,313	$ 572,637,055	$ —
Liabilities
Futures Contracts(2)	$ (455,071)	$ (455,071)	$ —	$ —
Total	$ (455,071)	$ (455,071)	$ —	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
26

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Banks - 0.9%
150,183	M&T Bank Corp.	$ 18,586,648
1,213,121	New York Community Bancorp, Inc.	13,635,480
		32,222,128
	Capital Goods - 7.2%
218,633	AerCap Holdings NV*	13,887,568
151,175	Airbus SE	21,857,150
90,789	AMETEK, Inc.	14,696,923
82,364	Axon Enterprise, Inc.*	16,070,864
75,183	Ferguson PLC	11,827,038
68,197	HEICO Corp.	12,066,777
350,600	HF Global, Inc.*(1)(2)	9,774,728
200,491	Honeywell International, Inc.	41,601,883
54,863	IDEX Corp.	11,809,809
141,563	Johnson Controls International PLC	9,646,103
19,051	Lockheed Martin Corp.	8,770,699
60,456	Northrop Grumman Corp.	27,555,845
52,170	Snap-on, Inc.	15,034,872
1,149,000	Techtronic Industries Co. Ltd.	12,565,008
284,305	Westinghouse Air Brake Technologies Corp.	31,179,729
		258,344,996
	Commercial & Professional Services - 2.7%
232,201	Copart, Inc.*	21,179,053
143,578	CoStar Group, Inc.*	12,778,442
464,907	Genpact Ltd.	17,466,556
188,993	Leidos Holdings, Inc.	16,722,100
38,657	Paycom Software, Inc.	12,418,175
67,734	Verisk Analytics, Inc. Class A	15,309,916
		95,874,242
	Consumer Discretionary Distribution & Retail - 4.5%
427,235	Amazon.com, Inc.*	55,694,355
5,268	AutoZone, Inc.*	13,135,021
96,591	CarMax, Inc.*	8,084,667
290,839	Chewy, Inc. Class A*	11,479,415
48,660	Etsy, Inc.*	4,117,123
159,341	Ross Stores, Inc.	17,866,906
537,560	TJX Cos., Inc.	45,579,712
115,140	Tory Burch LLC*(1)(2)	4,770,236
		160,727,435
	Consumer Durables & Apparel - 2.6%
26,529	Deckers Outdoor Corp.*	13,998,292
80,082	Lennar Corp. Class A	10,035,075
36,563	Lululemon Athletica, Inc.*	13,839,096
351,400	NIKE, Inc. Class B	38,784,018
1,845	NVR, Inc.*	11,716,894
170,778	Steven Madden Ltd.	5,582,733
		93,956,108
	Consumer Services - 2.8%
241,051	Airbnb, Inc. Class A*	30,893,096
202,397	Aramark	8,713,191
3,933	Booking Holdings, Inc.*	10,620,398
240,783	Las Vegas Sands Corp.*	13,965,414
119,020	McDonald's Corp.	35,516,758
		99,708,857
	Consumer Staples Distribution & Retail - 0.9%
129,027	Dollar Tree, Inc.*	18,515,374
183,245	Sysco Corp.	13,596,779
		32,112,153
	Energy - 2.9%
352,837	Canadian Natural Resources Ltd.	19,850,610
32,994	Cheniere Energy, Inc.	5,026,966
109,840	ConocoPhillips	11,380,522
89,959	Diamondback Energy, Inc.	11,817,014
522,612	Halliburton Co.	17,240,970
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Energy - 2.9% - (continued)
584,946	Schlumberger NV	$ 28,732,548
112,922	Targa Resources Corp.	8,593,364
		102,641,994
	Equity Real Estate Investment Trusts (REITs) - 2.9%
199,347	American Tower Corp. REIT	38,661,357
44,344	AvalonBay Communities, Inc. REIT	8,392,989
18,122	Equinix, Inc. REIT	14,206,561
116,472	Extra Space Storage, Inc. REIT	17,336,857
48,447	Innovative Industrial Properties, Inc. REIT	3,537,115
347,588	UDR, Inc. REIT	14,932,381
95,553	Welltower, Inc. REIT	7,729,282
		104,796,542
	Financial Services - 8.5%
222,472	American Express Co.	38,754,622
277,148	Bank of New York Mellon Corp.	12,338,629
18,408	BlackRock, Inc.	12,722,505
353,347	Block, Inc.*	23,522,310
332,327	Charles Schwab Corp.	18,836,294
503,301	Equitable Holdings, Inc.	13,669,655
58,653	FleetCor Technologies, Inc.*	14,726,595
42,820	Moody's Corp.	14,889,370
182,571	Raymond James Financial, Inc.	18,945,393
36,122	S&P Global, Inc.	14,480,949
108,491	T Rowe Price Group, Inc.	12,153,162
301,132	Tradeweb Markets, Inc. Class A	20,621,519
241,565	Visa, Inc. Class A	57,366,856
210,857	Voya Financial, Inc.	15,120,556
640,774	Western Union Co.	7,516,279
58,835	WEX, Inc.*	10,712,089
		306,376,783
	Food, Beverage & Tobacco - 4.3%
504,004	Coca-Cola Co.	30,351,121
153,351	General Mills, Inc.	11,762,022
400,593	Keurig Dr Pepper, Inc.	12,526,543
209,661	Kraft Heinz Co.	7,442,965
98,740	Lamb Weston Holdings, Inc.	11,350,163
143,476	Monster Beverage Corp.*	8,241,261
211,303	PepsiCo., Inc.	39,137,542
171,919	Philip Morris International, Inc.	16,782,733
314,316	Tyson Foods, Inc. Class A	16,042,689
		153,637,039
	Health Care Equipment & Services - 9.5%
292,380	agilon health, Inc.*	5,069,869
45,851	Align Technology, Inc.*	16,214,748
273,674	Centene Corp.*	18,459,311
307,653	Dentsply Sirona, Inc.	12,312,273
156,167	Dexcom, Inc.*	20,069,021
17,393	Elevance Health, Inc.	7,727,536
123,367	Encompass Health Corp.	8,353,180
81,066	Hologic, Inc.*	6,563,914
37,187	Humana, Inc.	16,627,423
75,446	Insulet Corp.*	21,754,100
99,516	Intuitive Surgical, Inc.*	34,028,501
263,735	Medtronic PLC	23,235,053
122,407	Quest Diagnostics, Inc.	17,205,528
22,271	Shockwave Medical, Inc.*	6,356,366
125,827	Stryker Corp.	38,388,559
41,046	Teleflex, Inc.	9,934,363
122,951	UnitedHealth Group, Inc.	59,095,169
107,661	Veeva Systems, Inc. Class A*	21,287,810
		342,682,724
	Household & Personal Products - 2.4%
459,240	Colgate-Palmolive Co.	35,379,850

The accompanying notes are an integral part of these financial statements.
27

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Household & Personal Products - 2.4% - (continued)
226,374	Procter & Gamble Co.	$ 34,349,991
349,225	Unilever PLC	18,185,605
		87,915,446
	Insurance - 4.6%
181,347	Allstate Corp.	19,774,077
125,877	American International Group, Inc.	7,242,963
209,679	Brown & Brown, Inc.	14,434,302
286,913	Chubb Ltd.	55,247,967
119,143	Globe Life, Inc.	13,060,456
219,844	Marsh & McLennan Cos., Inc.	41,348,259
284,572	MetLife, Inc.	16,086,855
		167,194,879
	Materials - 4.7%
35,294	Albemarle Corp.	7,873,738
262,347	CRH PLC	14,511,519
213,620	Ecolab, Inc.	39,880,718
197,069	FMC Corp.	20,562,179
112,075	Linde PLC	42,709,541
99,429	PPG Industries, Inc.	14,745,321
49,347	Reliance Steel & Aluminum Co.	13,402,152
246,551	Rio Tinto PLC ADR	15,739,816
		169,424,984
	Media & Entertainment - 7.2%
79,162	Activision Blizzard, Inc.*	6,673,357
1,006,175	Alphabet, Inc. Class A*	120,439,147
9,835	Cable One, Inc.	6,462,382
23,142	Charter Communications, Inc. Class A*	8,501,677
82,530	Electronic Arts, Inc.	10,704,141
130,216	Liberty Media Corp.-Liberty Formula One Class C*	9,802,660
256,498	Match Group, Inc.*	10,734,441
167,263	Meta Platforms, Inc. Class A*	48,001,136
24,240	Netflix, Inc.*	10,677,478
151,252	Omnicom Group, Inc.	14,391,628
122,244	Roku, Inc.*	7,818,726
192,055	ZoomInfo Technologies, Inc.*	4,876,276
		259,083,049
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
22,371	Alnylam Pharmaceuticals, Inc.*	4,249,148
49,202	Apellis Pharmaceuticals, Inc.*	4,482,302
276,974	AstraZeneca PLC ADR	19,823,029
487,776	Avantor, Inc.*	10,018,919
235,315	Danaher Corp.	56,475,600
48,824	Eli Lilly & Co.	22,897,480
260,779	Exact Sciences Corp.*	24,487,148
70,995	Jazz Pharmaceuticals PLC*	8,801,250
156,735	Johnson & Johnson	25,942,777
132,184	Novartis AG	13,326,712
1,233,586	Pfizer, Inc.	45,247,935
207,673	PTC Therapeutics, Inc.*	8,446,061
64,296	United Therapeutics Corp.*	14,193,342
28,104	Vertex Pharmaceuticals, Inc.*	9,890,079
		268,281,782
	Semiconductors & Semiconductor Equipment - 4.9%
97,713	Advanced Micro Devices, Inc.*	11,130,488
21,240	Broadcom, Inc.	18,424,213
72,115	First Solar, Inc.*	13,708,340
260,510	Micron Technology, Inc.	16,440,786
8,802	Monolithic Power Systems, Inc.	4,755,104
116,581	NVIDIA Corp.	49,316,095
95,692	NXP Semiconductors NV	19,586,239
159,796	QUALCOMM, Inc.	19,022,116
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Semiconductors & Semiconductor Equipment - 4.9% - (continued)
26,250	SolarEdge Technologies, Inc.*	$ 7,062,562
96,990	Texas Instruments, Inc.	17,460,140
		176,906,083
	Software & Services - 10.0%
116,663	Accenture PLC Class A	35,999,869
13,667	ANSYS, Inc.*	4,513,800
203,972	Cognizant Technology Solutions Corp. Class A	13,315,292
117,248	Datadog, Inc. Class A*	11,534,858
183,483	DocuSign, Inc.*	9,374,146
217,778	Dynatrace, Inc.*	11,209,034
139,653	GoDaddy, Inc. Class A*	10,492,130
31,486	Intuit, Inc.	14,426,570
339,392	Microsoft Corp.	115,576,552
30,708	MongoDB, Inc.*	12,620,681
68,397	Okta, Inc.*	4,743,332
175,205	Salesforce, Inc.*	37,013,808
27,981	ServiceNow, Inc.*	15,724,483
5,611	Sharecare, Inc. Earnout*(1)(2)	982
358,917	Shopify, Inc. Class A*	23,186,038
34,100	Synopsys, Inc.*	14,847,481
114,972	Workday, Inc. Class A*	25,971,025
		360,550,081
	Technology Hardware & Equipment - 3.3%
234,096	Apple, Inc.	45,407,601
117,581	CDW Corp.	21,576,114
36,362	F5, Inc.*	5,318,306
696,430	Flex Ltd.*	19,249,325
34,845	Lumentum Holdings, Inc.*	1,976,757
126,460	Samsung Electronics Co. Ltd.	6,963,296
209,449	Seagate Technology Holdings PLC	12,958,610
19,245	Zebra Technologies Corp. Class A*	5,693,248
		119,143,257
	Transportation - 1.6%
56,467	JB Hunt Transport Services, Inc.	10,222,221
309,062	Knight-Swift Transportation Holdings, Inc.	17,171,485
327,200	Uber Technologies, Inc.*	14,125,224
77,441	Union Pacific Corp.	15,845,977
		57,364,907
	Utilities - 2.4%
532,554	AES Corp.	11,039,845
90,337	Avangrid, Inc.(3)	3,403,898
175,347	Duke Energy Corp.	15,735,640
227,627	Edison International	15,808,695
562,899	Exelon Corp.	22,932,505
1,293,796	Iberdrola SA	16,895,428
		85,816,011
	Total Common Stocks (cost $2,817,422,519)	$ 3,534,761,480
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)	$ 167
50,200	Zeenk, Inc. Series D*(1)(2)	—
	Total Convertible Preferred Stocks (cost $1,227,675)	$ 167

The accompanying notes are an integral part of these financial statements.
28

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Software & Services - 0.0%
118,391	Zeenk, Inc. Expires 6/18/28*(1)(2)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $2,818,650,194)		$ 3,534,761,647
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 12,868,214	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $12,873,629; collateralized by U.S. Treasury Bond at 2.38%, maturing 05/15/2051, with a market value of $6,382,447 and collateralized by U.S. Treasury Inflation Index Bond at 0.13%, maturing 02/15/2051, with a market value of $6,743,197		$ 12,868,214
	Securities Lending Collateral - 0.0%
28,080	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(4)		28,080
93,600	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(4)		93,600
28,080	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(4)		28,080
28,080	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(4)		28,080
			177,840
	Total Short-Term Investments (cost $13,046,054)		$ 13,046,054
	Total Investments (cost $2,831,696,248)	98.7%	$ 3,547,807,701
	Other Assets and Liabilities	1.3%	45,835,913
	Total Net Assets	100.0%	$ 3,593,643,614
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $14,546,113 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$ 4,713,607	$ 9,774,728
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	167
07/2021	Sharecare, Inc. Earnout	5,611	—	982
11/2013	Tory Burch LLC	115,140	9,024,247	4,770,236
12/2021	Zeenk, Inc. Expires 6/18/28 Warrants	118,391	—	—
03/2015	Zeenk, Inc. Series D Convertible Preferred	50,200	548,109	—
			$ 14,965,529	$ 14,546,113

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	191	09/15/2023	$ 58,587,340	$ 2,503,515
Total futures contracts				$ 2,503,515
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
29

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 32,222,128	$ 32,222,128	$ —	$ —
Capital Goods	258,344,996	214,148,110	34,422,158	9,774,728
Commercial & Professional Services	95,874,242	95,874,242	—	—
Consumer Discretionary Distribution & Retail	160,727,435	155,957,199	—	4,770,236
Consumer Durables & Apparel	93,956,108	93,956,108	—	—
Consumer Services	99,708,857	99,708,857	—	—
Consumer Staples Distribution & Retail	32,112,153	32,112,153	—	—
Energy	102,641,994	102,641,994	—	—
Equity Real Estate Investment Trusts (REITs)	104,796,542	104,796,542	—	—
Financial Services	306,376,783	306,376,783	—	—
Food, Beverage & Tobacco	153,637,039	153,637,039	—	—
Health Care Equipment & Services	342,682,724	342,682,724	—	—
Household & Personal Products	87,915,446	69,729,841	18,185,605	—
Insurance	167,194,879	167,194,879	—	—
Materials	169,424,984	154,913,465	14,511,519	—
Media & Entertainment	259,083,049	259,083,049	—	—
Pharmaceuticals, Biotechnology & Life Sciences	268,281,782	254,955,070	13,326,712	—
Semiconductors & Semiconductor Equipment	176,906,083	176,906,083	—	—
Software & Services	360,550,081	360,549,099	—	982
Technology Hardware & Equipment	119,143,257	112,179,961	6,963,296	—
Transportation	57,364,907	57,364,907	—	—
Utilities	85,816,011	68,920,583	16,895,428	—
Convertible Preferred Stocks	167	—	—	167
Warrants	—	—	—	—
Short-Term Investments	13,046,054	177,840	12,868,214	—
Futures Contracts(2)	2,503,515	2,503,515	—	—
Total	$ 3,550,311,216	$ 3,418,592,171	$ 117,172,932	$ 14,546,113

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
30

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.7%
70,632	Tesla, Inc.*	$ 18,489,339
	Banks - 4.4%
1,298,575	Bank of America Corp.	37,256,117
427,583	JP Morgan Chase & Co.	62,187,671
146,867	PNC Financial Services Group, Inc.	18,497,899
		117,941,687
	Capital Goods - 7.2%
226,634	AMETEK, Inc.	36,687,512
82,166	Deere & Co.	33,292,842
113,275	IDEX Corp.	24,383,577
129,928	Illinois Tool Works, Inc.	32,502,788
367,844	Johnson Controls International PLC	25,064,890
435,916	Raytheon Technologies Corp.	42,702,331
		194,633,940
	Commercial & Professional Services - 0.8%
133,944	Republic Services, Inc.	20,516,202
	Consumer Discretionary Distribution & Retail - 6.2%
918,678	Amazon.com, Inc.*	119,758,864
535,828	TJX Cos., Inc.	45,432,856
38,805	Tory Burch LLC*(1)(2)	1,607,693
		166,799,413
	Consumer Durables & Apparel - 1.3%
326,254	NIKE, Inc. Class B	36,008,654
	Consumer Services - 1.7%
153,803	McDonald's Corp.	45,896,353
	Consumer Staples Distribution & Retail - 1.0%
382,615	Sysco Corp.	28,390,033
	Energy - 3.3%
294,468	ConocoPhillips	30,509,830
365,221	EOG Resources, Inc.	41,795,891
337,912	Schlumberger NV	16,598,237
		88,903,958
	Equity Real Estate Investment Trusts (REITs) - 1.7%
109,625	AvalonBay Communities, Inc. REIT	20,748,724
215,351	Prologis, Inc. REIT	26,408,493
		47,157,217
	Financial Services - 4.6%
170,120	American Express Co.	29,634,904
137,666	Mastercard, Inc. Class A	54,144,038
463,645	Morgan Stanley	39,595,283
		123,374,225
	Food, Beverage & Tobacco - 2.6%
141,379	Constellation Brands, Inc. Class A	34,797,613
608,276	Monster Beverage Corp.*	34,939,374
		69,736,987
	Health Care Equipment & Services - 6.8%
351,609	Abbott Laboratories	38,332,413
138,570	Becton Dickinson & Co.	36,583,866
385,737	Hologic, Inc.*	31,233,125
160,783	UnitedHealth Group, Inc.	77,278,741
		183,428,145
	Household & Personal Products - 4.3%
390,051	Colgate-Palmolive Co.	30,049,529
128,991	Estee Lauder Cos., Inc. Class A	25,331,253
405,937	Procter & Gamble Co.	61,596,880
		116,977,662
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 3.1%
319,652	Arch Capital Group Ltd.*	$ 23,925,952
160,690	Chubb Ltd.	30,942,467
214,795	Progressive Corp.	28,432,414
		83,300,833
	Materials - 1.2%
227,155	PPG Industries, Inc.	33,687,087
	Media & Entertainment - 7.7%
1,112,391	Alphabet, Inc. Class A*	133,153,203
149,815	Meta Platforms, Inc. Class A*	42,993,909
338,120	Walt Disney Co.*	30,187,353
		206,334,465
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
131,207	Danaher Corp.	31,489,680
128,276	Eli Lilly & Co.	60,158,879
438,931	Merck & Co., Inc.	50,648,248
970,416	Pfizer, Inc.	35,594,859
30,178	Regeneron Pharmaceuticals, Inc.*	21,684,100
72,583	Thermo Fisher Scientific, Inc.	37,870,180
96,676	Vertex Pharmaceuticals, Inc.*	34,021,251
		271,467,197
	Semiconductors & Semiconductor Equipment - 8.5%
260,494	Advanced Micro Devices, Inc.*	29,672,871
43,408	Broadcom, Inc.	37,653,401
67,673	KLA Corp.	32,822,758
147,933	NVIDIA Corp.	62,578,618
214,568	QUALCOMM, Inc.	25,542,175
219,928	Texas Instruments, Inc.	39,591,439
		227,861,262
	Software & Services - 10.2%
265,659	GoDaddy, Inc. Class A*	19,958,961
535,483	Microsoft Corp.	182,353,381
82,462	Palo Alto Networks, Inc.*	21,069,866
144,548	Salesforce, Inc.*	30,537,210
97,080	Workday, Inc. Class A*	21,929,401
		275,848,819
	Technology Hardware & Equipment - 9.2%
930,887	Apple, Inc.	180,564,151
139,530	CDW Corp.	25,603,755
141,353	Motorola Solutions, Inc.	41,456,008
		247,623,914
	Utilities - 3.0%
408,407	American Electric Power Co., Inc.	34,387,869
317,179	Duke Energy Corp.	28,463,643
246,292	Eversource Energy	17,467,029
		80,318,541
	Total Common Stocks (cost $1,786,335,663)	$ 2,684,695,933
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp.(1)(2)	$ 2,920,130
287,204	Lookout, Inc. Series F(1)(2)	2,415,385
	Total Convertible Preferred Stocks (cost $6,240,761)	$ 5,335,515
	Total Long-Term Investments (cost $1,792,576,424)	$ 2,690,031,448

The accompanying notes are an integral part of these financial statements.
31

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 1,286,230	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $1,286,771; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $1,312,006		$ 1,286,230
	Total Short-Term Investments (cost $1,286,230)		$ 1,286,230
	Total Investments (cost $1,793,862,654)	99.9%	$ 2,691,317,678
	Other Assets and Liabilities	0.1%	3,857,383
	Total Net Assets	100.0%	$ 2,695,175,061
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,943,208 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	1,871,878	$ 2,960,001	$ 2,920,130
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,415,385
11/2013	Tory Burch LLC	38,805	3,041,403	1,607,693
			$ 9,282,164	$ 6,943,208

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 18,489,339	$ 18,489,339	$ —	$ —
Banks	117,941,687	117,941,687	—	—
Capital Goods	194,633,940	194,633,940	—	—
Commercial & Professional Services	20,516,202	20,516,202	—	—
Consumer Discretionary Distribution & Retail	166,799,413	165,191,720	—	1,607,693
Consumer Durables & Apparel	36,008,654	36,008,654	—	—
Consumer Services	45,896,353	45,896,353	—	—
Consumer Staples Distribution & Retail	28,390,033	28,390,033	—	—
Energy	88,903,958	88,903,958	—	—
Equity Real Estate Investment Trusts (REITs)	47,157,217	47,157,217	—	—
Financial Services	123,374,225	123,374,225	—	—
Food, Beverage & Tobacco	69,736,987	69,736,987	—	—
Health Care Equipment & Services	183,428,145	183,428,145	—	—
Household & Personal Products	116,977,662	116,977,662	—	—
Insurance	83,300,833	83,300,833	—	—
Materials	33,687,087	33,687,087	—	—
Media & Entertainment	206,334,465	206,334,465	—	—
Pharmaceuticals, Biotechnology & Life Sciences	271,467,197	271,467,197	—	—
Semiconductors & Semiconductor Equipment	227,861,262	227,861,262	—	—
Software & Services	275,848,819	275,848,819	—	—
Technology Hardware & Equipment	247,623,914	247,623,914	—	—
Utilities	80,318,541	80,318,541	—	—
Convertible Preferred Stocks	5,335,515	—	—	5,335,515
Short-Term Investments	1,286,230	—	1,286,230	—
Total	$ 2,691,317,678	$ 2,683,088,240	$ 1,286,230	$ 6,943,208

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
32

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Banks - 5.2%
1,110,156	Bank of America Corp.	$ 31,850,376
693,801	JP Morgan Chase & Co.	100,906,417
158,809	PNC Financial Services Group, Inc.	20,001,994
602,253	Wells Fargo & Co.	25,704,158
		178,462,945
	Capital Goods - 7.0%
317,793	Airbus SE	45,947,076
97,259	General Dynamics Corp.	20,925,274
679,951	Johnson Controls International PLC	46,331,861
73,688	Lockheed Martin Corp.	33,924,481
577,011	Otis Worldwide Corp.	51,359,749
366,961	Westinghouse Air Brake Technologies Corp.	40,244,613
		238,733,054
	Consumer Discretionary Distribution & Retail - 3.3%
110,399	Home Depot, Inc.	34,294,345
133,122	Lowe's Cos., Inc.	30,045,636
582,577	TJX Cos., Inc.	49,396,704
		113,736,685
	Consumer Services - 1.0%
106,397	Hilton Worldwide Holdings, Inc.	15,486,084
104,709	Marriott International, Inc. Class A	19,233,996
		34,720,080
	Consumer Staples Distribution & Retail - 1.8%
284,584	Sysco Corp.	21,116,133
262,115	Walmart, Inc.	41,199,235
		62,315,368
	Energy - 6.9%
364,611	Chevron Corp.	57,371,541
702,900	ConocoPhillips	72,827,469
284,214	Diamondback Energy, Inc.	37,334,351
1,142,759	TotalEnergies SE ADR	65,868,629
		233,401,990
	Equity Real Estate Investment Trusts (REITs) - 3.3%
264,406	American Tower Corp. REIT	51,278,900
1,676,838	Host Hotels & Resorts, Inc. REIT	28,221,183
111,210	Public Storage REIT	32,459,975
		111,960,058
	Financial Services - 7.7%
255,367	American Express Co.	44,484,932
41,730	BlackRock, Inc.	28,841,272
351,319	Charles Schwab Corp.	19,912,761
531,817	Morgan Stanley	45,417,172
138,279	S&P Global, Inc.	55,434,668
290,984	Visa, Inc. Class A	69,102,880
		263,193,685
	Food, Beverage & Tobacco - 3.2%
793,214	Keurig Dr Pepper, Inc.	24,803,802
535,963	Mondelez International, Inc. Class A	39,093,141
271,894	Philip Morris International, Inc.	26,542,292
352,674	Tyson Foods, Inc. Class A	18,000,481
		108,439,716
	Health Care Equipment & Services - 7.7%
171,599	Becton Dickinson & Co.	45,303,852
104,131	Elevance Health, Inc.	46,264,362
133,041	HCA Healthcare, Inc.	40,375,283
619,044	Medtronic PLC	54,537,776
159,247	UnitedHealth Group, Inc.	76,540,478
		263,021,751
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Household & Personal Products - 2.0%
265,710	Colgate-Palmolive Co.	$ 20,470,298
910,028	Unilever PLC ADR	47,439,760
		67,910,058
	Insurance - 3.6%
579,378	American International Group, Inc.	33,337,410
257,881	Chubb Ltd.	49,657,565
518,857	Principal Financial Group, Inc.	39,350,115
		122,345,090
	Materials - 3.4%
269,011	BHP Group Ltd. ADR	16,051,887
358,395	Celanese Corp.	41,502,141
375,279	FMC Corp.	39,156,611
126,171	PPG Industries, Inc.	18,711,159
		115,421,798
	Media & Entertainment - 8.1%
1,702,711	Alphabet, Inc. Class A*	203,814,507
1,766,417	Comcast Corp. Class A	73,394,626
		277,209,133
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
266,622	Agilent Technologies, Inc.	32,061,295
720,438	AstraZeneca PLC ADR	51,561,748
710,079	Bristol-Myers Squibb Co.	45,409,552
507,632	Merck & Co., Inc.	58,575,656
445,116	Novartis AG ADR	44,916,656
1,642,607	Pfizer, Inc.	60,250,825
		292,775,732
	Semiconductors & Semiconductor Equipment - 3.7%
73,646	Broadcom, Inc.	63,882,750
320,296	Micron Technology, Inc.	20,213,880
238,956	Texas Instruments, Inc.	43,016,859
		127,113,489
	Software & Services - 9.8%
137,639	Accenture PLC Class A	42,472,643
866,197	Cognizant Technology Solutions Corp. Class A	56,545,340
685,258	Microsoft Corp.	233,357,759
		332,375,742
	Technology Hardware & Equipment - 5.0%
515,717	Apple, Inc.	100,033,626
1,320,086	Cisco Systems, Inc.	68,301,250
		168,334,876
	Telecommunication Services - 0.7%
608,603	Verizon Communications, Inc.	22,633,946
	Transportation - 1.2%
358,073	Ryanair Holdings PLC ADR*	39,602,874
	Utilities - 4.3%
191,907	American Electric Power Co., Inc.	16,158,569
274,866	Constellation Energy Corp.	25,163,982
377,576	Duke Energy Corp.	33,883,670
824,602	Exelon Corp.	33,594,286
251,113	Sempra Energy	36,559,542
		145,360,049
	Total Common Stocks (cost $2,045,887,987)	$ 3,319,068,119

The accompanying notes are an integral part of these financial statements.
33

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 16,471,685	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $16,478,617; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $16,801,198		$ 16,471,685
	Total Short-Term Investments (cost $16,471,685)		$ 16,471,685
	Total Investments (cost $2,062,359,672)	98.0%	$ 3,335,539,804
	Other Assets and Liabilities	2.0%	67,495,008
	Total Net Assets	100.0%	$ 3,403,034,812
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 178,462,945	$ 178,462,945	$ —	$ —
Capital Goods	238,733,054	192,785,978	45,947,076	—
Consumer Discretionary Distribution & Retail	113,736,685	113,736,685	—	—
Consumer Services	34,720,080	34,720,080	—	—
Consumer Staples Distribution & Retail	62,315,368	62,315,368	—	—
Energy	233,401,990	233,401,990	—	—
Equity Real Estate Investment Trusts (REITs)	111,960,058	111,960,058	—	—
Financial Services	263,193,685	263,193,685	—	—
Food, Beverage & Tobacco	108,439,716	108,439,716	—	—
Health Care Equipment & Services	263,021,751	263,021,751	—	—
Household & Personal Products	67,910,058	67,910,058	—	—
Insurance	122,345,090	122,345,090	—	—
Materials	115,421,798	115,421,798	—	—
Media & Entertainment	277,209,133	277,209,133	—	—
Pharmaceuticals, Biotechnology & Life Sciences	292,775,732	292,775,732	—	—
Semiconductors & Semiconductor Equipment	127,113,489	127,113,489	—	—
Software & Services	332,375,742	332,375,742	—	—
Technology Hardware & Equipment	168,334,876	168,334,876	—	—
Telecommunication Services	22,633,946	22,633,946	—	—
Transportation	39,602,874	39,602,874	—	—
Utilities	145,360,049	145,360,049	—	—
Short-Term Investments	16,471,685	—	16,471,685	—
Total	$ 3,335,539,804	$ 3,273,121,043	$ 62,418,761	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
34

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Biotechnology - 16.1%
47,729	Abcam PLC ADR*	$ 1,167,929
22,667	Alkermes PLC*	709,477
3,209	Alnylam Pharmaceuticals, Inc.*	609,518
5,062	Apellis Pharmaceuticals, Inc.*	461,148
1,762	Argenx SE ADR*	686,704
6,503	Ascendis Pharma AS ADR*	580,393
5,242	Biogen, Inc.*	1,493,184
4,507	Blueprint Medicines Corp.*	284,842
12,090	Celldex Therapeutics, Inc.*	410,214
27,165	Cytokinetics, Inc.*	886,122
10,745	Exact Sciences Corp.*	1,008,956
1,655	Genmab AS*	627,175
14,976	Genus PLC	412,714
8,455	Gilead Sciences, Inc.	651,627
8,722	Immunocore Holdings PLC ADR*	522,971
22,022	ImmunoGen, Inc.*	415,555
3,944	Karuna Therapeutics, Inc.*	855,256
16,015	Merus NV*	421,675
4,496	Moderna, Inc.*	546,264
6,930	Morphic Holding, Inc.*	397,297
4,411	Prothena Corp. PLC*	301,183
10,063	PTC Therapeutics, Inc.*	409,262
1,529	Regeneron Pharmaceuticals, Inc.*	1,098,648
11,370	Revolution Medicines, Inc.*	304,148
13,468	Sage Therapeutics, Inc.*	633,265
3,162	Sarepta Therapeutics, Inc.*	362,112
2,118	Seagen, Inc.*	407,630
14,495	Syndax Pharmaceuticals, Inc.*	303,380
5,792	Ultragenyx Pharmaceutical, Inc.*	267,185
7,951	United Therapeutics Corp.*	1,755,183
8,448	Vaxcyte, Inc.*	421,893
21,334	Veracyte, Inc.*	543,377
9,417	Vertex Pharmaceuticals, Inc.*	3,313,937
17,371	Zai Lab Ltd. ADR*	481,698
		23,751,922
	Health Care Distributors - 2.5%
51,820	AdaptHealth Corp.*	630,649
14,055	AmerisourceBergen Corp.	2,704,604
20,357	Owens & Minor, Inc.*	387,597
		3,722,850
	Health Care Equipment - 18.4%
24,216	Abbott Laboratories	2,640,028
7,904	Becton Dickinson & Co.	2,086,735
68,604	Boston Scientific Corp.*	3,710,790
19,377	Dexcom, Inc.*	2,490,138
6,180	DiaSorin SpA	643,764
31,557	Edwards Lifesciences Corp.*	2,976,772
15,465	Glaukos Corp.*	1,101,263
16,610	Hologic, Inc.*	1,344,912
10,526	Inari Medical, Inc.*	611,981
6,170	Insulet Corp.*	1,779,058
4,902	QuidelOrtho Corp.*	406,180
3,510	Shockwave Medical, Inc.*	1,001,789
56,856	Smith & Nephew PLC	917,276
13,667	Stryker Corp.	4,169,665
4,897	Teleflex, Inc.	1,185,221
		27,065,572
	Health Care Facilities - 5.1%
17,746	Acadia Healthcare Co., Inc.*	1,413,292
19,542	Encompass Health Corp.	1,323,189
11,986	HCA Healthcare, Inc.	3,637,511
26,161	Surgery Partners, Inc.*	1,176,983
		7,550,975
	Health Care Services - 3.0%
8,779	Addus HomeCare Corp.*	813,813
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Services - 3.0% - (continued)
47,137	agilon health, Inc.*	$ 817,355
17,622	Guardant Health, Inc.*	630,868
5,597	Laboratory Corp. of America Holdings	1,350,724
30,455	Privia Health Group, Inc.*	795,180
		4,407,940
	Life Sciences Tools & Services - 10.5%
19,757	Agilent Technologies, Inc.	2,375,779
27,039	Avantor, Inc.*	555,381
7,381	Bio-Techne Corp.	602,511
24,078	Danaher Corp.	5,778,720
7,792	ICON PLC*	1,949,559
10,162	Illumina, Inc.*	1,905,273
5,365	Repligen Corp.*	758,933
1,479	Tecan Group AG	568,341
3,434	Waters Corp.*	915,298
		15,409,795
	Managed Health Care - 13.8%
49,502	Centene Corp.*	3,338,910
347,335	Hapvida Participacoes e Investimentos SA*(1)	317,724
8,226	Humana, Inc.	3,678,091
8,110	Molina Healthcare, Inc.*	2,443,057
21,773	UnitedHealth Group, Inc.	10,464,975
		20,242,757
	Pharmaceuticals - 29.6%
26,229	Aclaris Therapeutics, Inc.*	271,995
39,566	AstraZeneca PLC ADR	2,831,739
20,754	Bristol-Myers Squibb Co.	1,327,218
39,800	Chugai Pharmaceutical Co. Ltd.	1,133,465
54,635	Daiichi Sankyo Co. Ltd.	1,735,987
22,209	Eisai Co. Ltd.	1,505,194
63,609	Elanco Animal Health, Inc.*	639,906
22,450	Eli Lilly & Co.	10,528,601
44,902	GSK PLC	795,778
76,844	Merck & Co., Inc.	8,867,029
11,233	Novartis AG	1,132,504
5,676	Ono Pharmaceutical Co. Ltd.	102,414
9,400	Otsuka Holdings Co. Ltd.	344,808
173,867	Pfizer, Inc.	6,377,442
16,215	UCB SA	1,437,597
37,829	Verona Pharma PLC ADR*	799,705
21,706	Zoetis, Inc.	3,737,990
		43,569,372
	Total Common Stocks (cost $111,306,598)	$ 145,721,183
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)	$ 903
	Total Rights (cost $903)	$ 903
	Total Long-Term Investments (cost $111,307,501)	$ 145,722,086

The accompanying notes are an integral part of these financial statements.
35

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 360,816	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $360,968; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $368,114		$ 360,816
	Total Short-Term Investments (cost $360,816)		$ 360,816
	Total Investments (cost $111,668,317)	99.2%	$ 146,082,902
	Other Assets and Liabilities	0.8%	1,184,997
	Total Net Assets	100.0%	$ 147,267,899
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of this security was $317,724, representing 0.2% of net assets.
(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 23,751,922	$ 22,712,033	$ 1,039,889	$ —
Health Care Distributors	3,722,850	3,722,850	—	—
Health Care Equipment	27,065,572	25,504,532	1,561,040	—
Health Care Facilities	7,550,975	7,550,975	—	—
Health Care Services	4,407,940	4,407,940	—	—
Life Sciences Tools & Services	15,409,795	14,841,454	568,341	—
Managed Health Care	20,242,757	20,242,757	—	—
Pharmaceuticals	43,569,372	35,381,625	8,187,747	—
Rights	903	—	—	903
Short-Term Investments	360,816	—	360,816	—
Total	$ 146,082,902	$ 134,364,166	$ 11,717,833	$ 903

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
36

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Australia - 2.3%
533,529	Allkem Ltd.*	$ 5,737,596
229,810	Rio Tinto PLC	14,604,343
		20,341,939
	Brazil - 1.6%
981,148	Localiza Rent a Car SA	14,036,306
	Canada - 4.9%
1	Brookfield Asset Management Ltd. Class A	32
191,093	Cameco Corp.	5,984,864
183,927	Canadian Pacific Kansas City Ltd.	14,855,776
508,878	Cenovus Energy, Inc.	8,642,955
5,095	Constellation Software, Inc.	10,556,371
60,209	RB Global, Inc.(1)	3,613,222
		43,653,220
	China - 8.3%
214,500	BYD Co. Ltd. Class H	6,877,865
257,426	ENN Energy Holdings Ltd.	3,219,905
388,420	KE Holdings, Inc. ADR*	5,768,037
1,261,500	Li Ning Co. Ltd.	6,812,328
607,899	Meituan Class B*(2)	9,532,414
2,115,000	Ping An Insurance Group Co. of China Ltd. Class H	13,508,322
565,438	Proya Cosmetics Co. Ltd. Class A	8,761,121
436,891	Tencent Holdings Ltd.	18,524,690
		73,004,682
	Denmark - 0.7%
15,681	Genmab AS*	5,942,436
	Finland - 0.3%
645,222	Nokia Oyj	2,703,387
	France - 9.8%
120,755	Airbus SE	17,458,972
461,939	AXA SA	13,650,909
264,772	Bureau Veritas SA	7,264,032
11,302	Capgemini SE	2,139,950
2,553	Hermes International	5,549,504
21,114	L'Oreal SA	9,849,179
7,114	LVMH Moet Hennessy Louis Vuitton SE	6,707,878
52,793	Pernod Ricard SA	11,665,916
192,678	Renault SA	8,129,772
363,920	Vallourec SA*	4,308,074
		86,724,186
	Germany - 6.7%
613,860	Commerzbank AG	6,805,160
413,730	Deutsche Telekom AG	9,026,970
230,275	Infineon Technologies AG	9,483,238
326,292	RWE AG	14,218,594
117,329	Siemens AG	19,558,847
		59,092,809
	Hong Kong - 2.5%
83,500	Hong Kong Exchanges & Clearing Ltd.	3,163,732
1,011,252	Prudential PLC	14,282,302
434,645	Techtronic Industries Co. Ltd.	4,753,105
		22,199,139
	India - 3.6%
878,035	Axis Bank Ltd.	10,594,678
347,627	Larsen & Toubro Ltd.	10,511,368
330,356	Reliance Industries Ltd.	10,297,554
		31,403,600
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Indonesia - 0.9%
12,677,600	Bank Central Asia Tbk PT	$ 7,775,148
	Ireland - 0.7%
107,754	CRH PLC	5,960,328
	Italy - 1.6%
42,112	Ferrari NV	13,768,428
	Japan - 15.0%
200,900	Bandai Namco Holdings, Inc.	4,652,303
275,000	Dai-ichi Life Holdings, Inc.	5,230,470
55,800	Fast Retailing Co. Ltd.	14,311,294
65,600	Hoya Corp.	7,850,101
210,100	ITOCHU Corp.	8,345,497
171,900	Kao Corp.	6,238,234
31,422	Keyence Corp.	14,930,365
1,750,200	Mitsubishi UFJ Financial Group, Inc.	12,900,854
157,500	Oriental Land Co. Ltd.	6,140,292
217,100	Sony Group Corp.	19,597,653
118,487	Sysmex Corp.	8,115,999
523,899	T&D Holdings, Inc.	7,683,416
114,000	Tokyo Electron Ltd.	16,419,241
		132,415,719
	Netherlands - 2.8%
511,438	Shell PLC	15,406,152
74,574	Wolters Kluwer NV	9,468,920
		24,875,072
	South Africa - 1.3%
408,499	Anglo American PLC	11,631,390
	South Korea - 1.5%
235,559	Samsung Electronics Co. Ltd.	12,970,640
	Spain - 2.1%
1,391,731	Iberdrola SA	18,174,342
	Switzerland - 6.9%
205,716	Alcon, Inc.	17,066,685
20,964	Lonza Group AG	12,530,446
299,058	Novartis AG	30,150,850
1,708	Partners Group Holding AG	1,610,371
		61,358,352
	Taiwan - 3.9%
1,868,806	Taiwan Semiconductor Manufacturing Co. Ltd.	34,523,045
	Thailand - 1.3%
3,018,573	Kasikornbank PCL	11,096,448
	United Kingdom - 13.8%
735,957	Allfunds Group PLC	4,494,427
157,601	AstraZeneca PLC	22,592,765
1,353,264	BAE Systems PLC	15,956,654
147,229	Diageo PLC	6,329,514
2,515,501	HSBC Holdings PLC	19,917,322
137,564	London Stock Exchange Group PLC	14,641,395
145,795	Reckitt Benckiser Group PLC	10,956,605
518,943	Unilever PLC	27,023,531
		121,912,213
	United States - 3.8%
16,986	CyberArk Software Ltd.*	2,655,421
43,868	Linde PLC(1)	16,730,807
38,750	Nestle SA	4,661,296

The accompanying notes are an integral part of these financial statements.
37

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.3% - (continued)
	United States - 3.8% - (continued)
8,347	Schneider Electric SE		$ 1,516,455
561,650	Tenaris SA		8,401,749
			33,965,728
	Total Common Stocks (cost $719,392,190)		$ 849,528,557
PREFERRED STOCKS - 1.5%
	Brazil - 1.5%
3,846,500	Banco Bradesco SA (Preference Shares)		$ 13,214,762
	Total Preferred Stocks (cost $11,156,749)		$ 13,214,762
	Total Long-Term Investments (cost $730,548,939)		$ 862,743,319
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 2,947,399	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $2,948,639; collateralized by U.S. Treasury Bond at 2.38%, maturing 05/15/2051, with a market value of $3,006,365		$ 2,947,399
	Securities Lending Collateral - 0.1%
59,888	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(3)		59,888
199,625	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(3)		199,625
59,888	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(3)		59,888
59,887	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(3)		59,887
			379,288
	Total Short-Term Investments (cost $3,326,687)		$ 3,326,687
	Total Investments (cost $733,875,626)	98.2%	$ 866,070,006
	Other Assets and Liabilities	1.8%	16,106,182
	Total Net Assets	100.0%	$ 882,176,188
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of this security was $9,532,414, representing 1.1% of net assets.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
38

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 20,341,939	$ —	$ 20,341,939	$ —
Brazil	14,036,306	14,036,306	—	—
Canada	43,653,220	43,653,220	—	—
China	73,004,682	5,768,037	67,236,645	—
Denmark	5,942,436	—	5,942,436	—
Finland	2,703,387	—	2,703,387	—
France	86,724,186	—	86,724,186	—
Germany	59,092,809	—	59,092,809	—
Hong Kong	22,199,139	—	22,199,139	—
India	31,403,600	—	31,403,600	—
Indonesia	7,775,148	—	7,775,148	—
Ireland	5,960,328	—	5,960,328	—
Italy	13,768,428	—	13,768,428	—
Japan	132,415,719	—	132,415,719	—
Netherlands	24,875,072	—	24,875,072	—
South Africa	11,631,390	—	11,631,390	—
South Korea	12,970,640	—	12,970,640	—
Spain	18,174,342	—	18,174,342	—
Switzerland	61,358,352	—	61,358,352	—
Taiwan	34,523,045	—	34,523,045	—
Thailand	11,096,448	—	11,096,448	—
United Kingdom	121,912,213	—	121,912,213	—
United States	33,965,728	2,655,421	31,310,307	—
Preferred Stocks	13,214,762	13,214,762	—	—
Short-Term Investments	3,326,687	379,288	2,947,399	—
Total	$ 866,070,006	$ 79,707,034	$ 786,362,972	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
39

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.6%
93,441	BorgWarner, Inc.	$ 4,570,199
96,965	Visteon Corp.*	13,925,144
		18,495,343
	Banks - 0.5%
45,091	M&T Bank Corp.	5,580,462
	Capital Goods - 13.9%
105,371	Axon Enterprise, Inc.*	20,559,990
92,722	Builders FirstSource, Inc.*	12,610,192
137,604	Fortive Corp.	10,288,651
168,376	Graco, Inc.	14,539,268
70,109	IDEX Corp.	15,091,663
274,054	Ingersoll Rand, Inc.	17,912,169
63,114	Lennox International, Inc.	20,579,582
62,368	Lincoln Electric Holdings, Inc.	12,388,156
47,551	Middleby Corp.*	7,029,464
36,363	Watsco, Inc.	13,871,394
171,911	Westinghouse Air Brake Technologies Corp.	18,853,479
		163,724,008
	Commercial & Professional Services - 3.6%
86,372	Ceridian HCM Holding, Inc.*	5,784,333
496,109	Genpact Ltd.	18,638,815
149,621	GFL Environmental, Inc.	5,805,295
80,143	Robert Half International, Inc.	6,028,357
85,071	TransUnion	6,663,611
		42,920,411
	Consumer Discretionary Distribution & Retail - 3.8%
189,843	CarMax, Inc.*	15,889,859
533,404	Chewy, Inc. Class A*	21,053,456
96,213	Etsy, Inc.*	8,140,582
		45,083,897
	Consumer Durables & Apparel - 3.9%
17,579	Deckers Outdoor Corp.*	9,275,735
4,104	NVR, Inc.*	26,062,944
698,892	Vizio Holding Corp. Class A*	4,717,521
142,276	YETI Holdings, Inc.*	5,526,000
		45,582,200
	Consumer Services - 2.2%
132,830	Choice Hotels International, Inc.	15,610,182
90,066	Hyatt Hotels Corp. Class A	10,319,762
		25,929,944
	Consumer Staples Distribution & Retail - 0.5%
98,685	BJ's Wholesale Club Holdings, Inc.*	6,218,142
	Energy - 5.2%
465,033	Coterra Energy, Inc.	11,765,335
685,964	Marathon Oil Corp.	15,790,891
378,566	Ovintiv, Inc.	14,412,008
261,576	Targa Resources Corp.	19,905,933
		61,874,167
	Equity Real Estate Investment Trusts (REITs) - 0.9%
357,415	Host Hotels & Resorts, Inc. REIT	6,015,294
94,954	Rexford Industrial Realty, Inc. REIT	4,958,498
		10,973,792
	Financial Services - 8.5%
40,191	Credit Acceptance Corp.*(1)	20,414,215
83,174	Hamilton Lane, Inc. Class A	6,652,256
492,371	Nuvei Corp.*	14,554,487
351,153	Shift4 Payments, Inc. Class A*	23,846,800
148,553	Tradeweb Markets, Inc. Class A	10,172,909
131,670	WEX, Inc.*	23,973,157
		99,613,824
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Food, Beverage & Tobacco - 0.7%
96,206	Post Holdings, Inc.*	$ 8,336,250
	Health Care Equipment & Services - 7.9%
110,614	Acadia Healthcare Co., Inc.*	8,809,299
535,502	agilon health, Inc.*	9,285,605
342,461	Inari Medical, Inc.*	19,910,683
80,099	Insulet Corp.*	23,095,746
17,455	Molina Healthcare, Inc.*	5,258,144
43,323	Shockwave Medical, Inc.*	12,364,817
69,980	Veeva Systems, Inc. Class A*	13,837,145
		92,561,439
	Insurance - 2.6%
14,823	Markel Group, Inc.*	20,502,877
92,379	W R Berkley Corp.	5,502,093
2,997	White Mountains Insurance Group Ltd.	4,162,564
		30,167,534
	Materials - 4.2%
95,249	Ball Corp.	5,544,445
54,555	Celanese Corp.	6,317,469
616,076	Element Solutions, Inc.	11,828,659
84,561	FMC Corp.	8,823,095
224,907	Graphic Packaging Holding Co.	5,404,515
244,981	Silgan Holdings, Inc.	11,487,159
		49,405,342
	Media & Entertainment - 2.0%
14,623	Cable One, Inc.	9,608,481
257,119	Cargurus, Inc.*	5,818,603
119,942	Roku, Inc.*	7,671,490
		23,098,574
	Pharmaceuticals, Biotechnology & Life Sciences - 14.2%
48,614	Alnylam Pharmaceuticals, Inc.*	9,233,743
91,388	Apellis Pharmaceuticals, Inc.*	8,325,447
203,024	Bio-Techne Corp.	16,572,849
255,739	Exact Sciences Corp.*	24,013,892
51,894	ICON PLC*	12,983,879
122,564	Jazz Pharmaceuticals PLC*	15,194,259
119,425	Neurocrine Biosciences, Inc.*	11,261,778
257,619	PTC Therapeutics, Inc.*	10,477,365
86,897	Repligen Corp.*	12,292,450
155,097	Sage Therapeutics, Inc.*	7,292,661
91,964	Sarepta Therapeutics, Inc.*	10,531,717
224,002	Ultragenyx Pharmaceutical, Inc.*	10,333,212
83,227	United Therapeutics Corp.*	18,372,360
		166,885,612
	Semiconductors & Semiconductor Equipment - 4.2%
67,649	First Solar, Inc.*	12,859,398
109,396	MKS Instruments, Inc.	11,825,707
23,155	Monolithic Power Systems, Inc.	12,509,026
24,374	Onto Innovation, Inc.*	2,838,840
63,804	Silicon Laboratories, Inc.*	10,064,443
		50,097,414
	Software & Services - 11.6%
20,354	ANSYS, Inc.*	6,722,316
216,426	Datadog, Inc. Class A*	21,291,990
434,651	Dynatrace, Inc.*	22,371,487
23,035	Fair Isaac Corp.*	18,640,152
30,383	HubSpot, Inc.*	16,166,490
630,449	Informatica, Inc. Class A*	11,663,306
58,021	MongoDB, Inc.*	23,846,051
410,919	Olo, Inc. Class A*	2,654,537
14,871	Q2 Holdings, Inc.*	459,514
58,779	VeriSign, Inc.*	13,282,291
		137,098,134

The accompanying notes are an integral part of these financial statements.
40

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Technology Hardware & Equipment - 2.4%
51,617	CDW Corp.		$ 9,471,720
37,721	F5, Inc.*		5,517,074
216,314	Flex Ltd.*		5,978,919
60,921	Lumentum Holdings, Inc.*		3,456,048
17,017	Super Micro Computer, Inc.*		4,241,487
			28,665,248
	Transportation - 4.6%
120,337	Expeditors International of Washington, Inc.		14,576,421
77,181	JB Hunt Transport Services, Inc.		13,972,076
234,487	Knight-Swift Transportation Holdings, Inc.		13,028,098
243,906	U-Haul Holding Co.		12,358,717
			53,935,312
	Utilities - 0.9%
45,463	Atmos Energy Corp.		5,289,165
182,259	NiSource, Inc.		4,984,784
			10,273,949
	Total Common Stocks (cost $928,955,064)		$ 1,176,520,998
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 369,971	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $370,127; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $377,393		$ 369,971
	Securities Lending Collateral - 0.0%
38,775	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(2)		38,775
129,250	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(2)		129,250
38,775	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(2)		38,775
38,775	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(2)		38,775
			245,575
	Total Short-Term Investments (cost $615,546)		$ 615,546
	Total Investments (cost $929,570,610)	99.9%	$ 1,177,136,544
	Other Assets and Liabilities	0.1%	826,781
	Total Net Assets	100.0%	$ 1,177,963,325
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
41

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 18,495,343	$ 18,495,343	$ —	$ —
Banks	5,580,462	5,580,462	—	—
Capital Goods	163,724,008	163,724,008	—	—
Commercial & Professional Services	42,920,411	42,920,411	—	—
Consumer Discretionary Distribution & Retail	45,083,897	45,083,897	—	—
Consumer Durables & Apparel	45,582,200	45,582,200	—	—
Consumer Services	25,929,944	25,929,944	—	—
Consumer Staples Distribution & Retail	6,218,142	6,218,142	—	—
Energy	61,874,167	61,874,167	—	—
Equity Real Estate Investment Trusts (REITs)	10,973,792	10,973,792	—	—
Financial Services	99,613,824	99,613,824	—	—
Food, Beverage & Tobacco	8,336,250	8,336,250	—	—
Health Care Equipment & Services	92,561,439	92,561,439	—	—
Insurance	30,167,534	30,167,534	—	—
Materials	49,405,342	49,405,342	—	—
Media & Entertainment	23,098,574	23,098,574	—	—
Pharmaceuticals, Biotechnology & Life Sciences	166,885,612	166,885,612	—	—
Semiconductors & Semiconductor Equipment	50,097,414	50,097,414	—	—
Software & Services	137,098,134	137,098,134	—	—
Technology Hardware & Equipment	28,665,248	28,665,248	—	—
Transportation	53,935,312	53,935,312	—	—
Utilities	10,273,949	10,273,949	—	—
Short-Term Investments	615,546	245,575	369,971	—
Total	$ 1,177,136,544	$ 1,176,766,573	$ 369,971	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
42

Hartford Small Cap Growth HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Automobiles & Components - 2.9%
82,051	Fox Factory Holding Corp.*	$ 8,903,354
38,587	Patrick Industries, Inc.	3,086,960
67,164	Visteon Corp.*	9,645,422
		21,635,736
	Banks - 1.0%
114,754	Synovus Financial Corp.	3,471,309
64,245	Triumph Financial, Inc.*	3,900,956
		7,372,265
	Capital Goods - 14.3%
63,744	Ameresco, Inc. Class A*	3,099,871
65,258	Applied Industrial Technologies, Inc.	9,451,316
184,390	AZEK Co., Inc.*	5,585,173
46,267	Boise Cascade Co.	4,180,223
49,849	Chart Industries, Inc.*	7,965,372
24,043	Comfort Systems USA, Inc.	3,947,861
39,731	Curtiss-Wright Corp.	7,296,995
174,856	Fluor Corp.*	5,175,738
28,959	Herc Holdings, Inc.	3,963,039
561,969	Hillman Solutions Corp.*	5,063,341
73,340	ITT, Inc.	6,836,021
75,042	John Bean Technologies Corp.	9,102,595
62,800	Rush Enterprises, Inc. Class A	3,814,472
249,193	Shoals Technologies Group, Inc. Class A*	6,369,373
83,685	SPX Technologies, Inc.*	7,110,714
55,206	Vicor Corp.*	2,981,124
163,050	WillScot Mobile Mini Holdings Corp.*	7,792,160
326,323	Zurn Elkay Water Solutions Corp. Class C	8,774,825
		108,510,213
	Commercial & Professional Services - 7.5%
20,396	CACI International, Inc. Class A*	6,951,773
56,690	Casella Waste Systems, Inc. Class A*	5,127,611
43,991	Ceridian HCM Holding, Inc.*	2,946,077
23,669	Clean Harbors, Inc.*	3,891,894
31,008	ExlService Holdings, Inc.*	4,684,068
19,122	Exponent, Inc.	1,784,465
58,346	Insperity, Inc.	6,940,840
112,412	KBR, Inc.	7,313,525
19,826	Tetra Tech, Inc.	3,246,309
35,660	TriNet Group, Inc.*	3,386,630
523,257	Verra Mobility Corp.*	10,318,628
		56,591,820
	Consumer Discretionary Distribution & Retail - 0.5%
394,947	Leslie's, Inc.*	3,708,552
	Consumer Durables & Apparel - 2.8%
63,452	Century Communities, Inc.	4,861,692
75,020	Crocs, Inc.*	8,435,249
199,859	YETI Holdings, Inc.*	7,762,524
		21,059,465
	Consumer Services - 4.4%
31,334	Duolingo, Inc.*	4,478,882
184,972	European Wax Center, Inc. Class A*	3,446,028
76,761	Texas Roadhouse, Inc.	8,618,725
46,297	Wingstop, Inc.	9,266,807
106,001	Wyndham Hotels & Resorts, Inc.	7,268,489
		33,078,931
	Consumer Staples Distribution & Retail - 0.4%
50,887	Performance Food Group Co.*	3,065,433
	Energy - 4.1%
72,952	Cactus, Inc. Class A	3,087,329
58,642	Chord Energy Corp.	9,019,139
146,742	Helmerich & Payne, Inc.	5,202,004
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Energy - 4.1% - (continued)
376,101	Magnolia Oil & Gas Corp. Class A	$ 7,860,511
197,528	SM Energy Co.	6,247,811
		31,416,794
	Equity Real Estate Investment Trusts (REITs) - 2.0%
55,756	Agree Realty Corp. REIT	3,645,885
201,607	Phillips Edison & Co., Inc. REIT	6,870,766
50,392	Ryman Hospitality Properties, Inc. REIT	4,682,425
		15,199,076
	Financial Services - 3.1%
473,267	MGIC Investment Corp.	7,472,886
54,434	Shift4 Payments, Inc. Class A*	3,696,613
110,484	Stifel Financial Corp.	6,592,580
33,653	WEX, Inc.*	6,127,202
		23,889,281
	Food, Beverage & Tobacco - 3.7%
10,256	Boston Beer Co., Inc. Class A*	3,163,361
31,422	Celsius Holdings, Inc.*	4,687,848
84,896	Freshpet, Inc.*(1)	5,587,006
31,718	Lancaster Colony Corp.	6,378,172
428,312	Sovos Brands, Inc.*	8,377,783
		28,194,170
	Health Care Equipment & Services - 9.5%
109,008	AtriCure, Inc.*	5,380,635
133,298	Encompass Health Corp.	9,025,608
61,608	Ensign Group, Inc.	5,881,100
62,020	Glaukos Corp.*	4,416,444
79,525	Haemonetics Corp.*	6,770,758
104,701	HealthEquity, Inc.*	6,610,821
77,850	Inari Medical, Inc.*	4,526,199
18,612	Inspire Medical Systems, Inc.*	6,042,200
53,688	Integra LifeSciences Holdings Corp.*	2,208,187
51,323	Lantheus Holdings, Inc.*	4,307,026
18,181	Novocure Ltd.*	754,512
90,164	Omnicell, Inc.*	6,642,382
165,804	Owens & Minor, Inc.*	3,156,908
40,591	QuidelOrtho Corp.*	3,363,370
9,576	Shockwave Medical, Inc.*	2,733,086
		71,819,236
	Household & Personal Products - 0.4%
353,649	Beauty Health Co.*	2,960,042
	Insurance - 0.5%
5,040	James River Group Holdings Ltd.	92,030
36,645	Selective Insurance Group, Inc.	3,516,088
		3,608,118
	Materials - 4.8%
230,290	Axalta Coating Systems Ltd.*	7,555,815
122,637	Cabot Corp.	8,203,189
64,682	Ingevity Corp.*	3,761,905
366,042	Livent Corp.*	10,040,532
88,861	Louisiana-Pacific Corp.	6,662,798
		36,224,239
	Media & Entertainment - 2.0%
180,365	Bumble, Inc. Class A*	3,026,525
123,580	Eventbrite, Inc. Class A*	1,180,189
49,764	Ziff Davis, Inc.*	3,486,466
305,306	ZoomInfo Technologies, Inc.*	7,751,719
		15,444,899
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
260,275	Aclaris Therapeutics, Inc.*	2,699,052
204,833	Alkermes PLC*	6,411,273
90,218	Blueprint Medicines Corp.*	5,701,778
87,644	Celldex Therapeutics, Inc.*	2,973,761

The accompanying notes are an integral part of these financial statements.
43

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0% - (continued)
135,172	Crinetics Pharmaceuticals, Inc.*	$ 2,435,799
257,568	Cytek Biosciences, Inc.*	2,199,631
100,551	Cytokinetics, Inc.*	3,279,974
128,223	Denali Therapeutics, Inc.*	3,783,861
895,374	Geron Corp.*	2,874,150
254,120	ImmunoGen, Inc.*	4,795,244
55,163	Intellia Therapeutics, Inc.*	2,249,547
103,933	Intra-Cellular Therapies, Inc.*	6,581,038
12,170	Karuna Therapeutics, Inc.*	2,639,064
69,043	Kymera Therapeutics, Inc.*	1,587,299
62,075	Morphic Holding, Inc.*	3,558,760
63,282	Nuvalent, Inc. Class A*	2,668,602
51,651	Prothena Corp. PLC*	3,526,730
55,355	PTC Therapeutics, Inc.*	2,251,288
138,365	Revance Therapeutics, Inc.*	3,502,018
135,487	Revolution Medicines, Inc.*	3,624,277
56,914	Sage Therapeutics, Inc.*	2,676,096
121,038	Syndax Pharmaceuticals, Inc.*	2,533,325
45,263	Ultragenyx Pharmaceutical, Inc.*	2,087,982
104,671	Vaxcyte, Inc.*	5,227,270
123,166	Ventyx Biosciences, Inc.*	4,039,845
108,095	Veracyte, Inc.*	2,753,180
70,219	Zentalis Pharmaceuticals, Inc.*	1,980,878
		90,641,722
	Semiconductors & Semiconductor Equipment - 5.6%
40,278	Axcelis Technologies, Inc.*	7,384,166
54,666	Cirrus Logic, Inc.*	4,428,493
48,010	MKS Instruments, Inc.	5,189,881
48,207	Onto Innovation, Inc.*	5,614,669
89,802	Power Integrations, Inc.	8,501,555
83,929	Rambus, Inc.*	5,385,724
36,058	Silicon Laboratories, Inc.*	5,687,789
		42,192,277
	Software & Services - 10.1%
108,534	Alarm.com Holdings, Inc.*	5,609,037
86,820	Blackbaud, Inc.*	6,179,848
94,530	Braze, Inc. Class A*	4,139,469
112,202	DigitalOcean Holdings, Inc.*	4,503,788
306,128	EngageSmart, Inc.*	5,843,984
39,327	Five9, Inc.*	3,242,511
128,854	Grid Dynamics Holdings, Inc.*	1,191,899
68,904	Guidewire Software, Inc.*	5,242,216
91,005	Intapp, Inc.*	3,814,020
21,458	Manhattan Associates, Inc.*	4,289,025
58,890	Perficient, Inc.*	4,907,304
305,203	PowerSchool Holdings, Inc. Class A*	5,841,585
29,112	Rapid7, Inc.*	1,318,191
236,147	Sprinklr, Inc. Class A*	3,265,913
114,108	Sprout Social, Inc. Class A*	5,267,225
177,992	Squarespace, Inc. Class A*	5,613,868
58,779	Workiva, Inc.*	5,975,473
		76,245,356
	Technology Hardware & Equipment - 5.2%
71,298	Fabrinet *	9,260,184
52,753	Insight Enterprises, Inc.*	7,719,874
15,978	Littelfuse, Inc.	4,654,551
47,060	Novanta, Inc.*	8,663,746
37,618	Super Micro Computer, Inc.*	9,376,287
		39,674,642
	Total Common Stocks (cost $587,487,169)	$ 732,532,267
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 2.5%
	Other Investment Pools & Funds - 2.5%
77,966	iShares Russell 2000 Growth ETF (1)		$ 18,919,229
	Total Exchange-Traded Funds (cost $16,849,417)		$ 18,919,229
	Total Long-Term Investments (cost $604,336,586)		$ 751,451,496
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 0.4%
$ 3,085,019	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $3,086,317; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $3,146,745		$ 3,085,019
	Securities Lending Collateral - 1.2%
1,447,300	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(2)		1,447,300
4,824,331	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(2)		4,824,331
1,447,299	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(2)		1,447,299
1,447,299	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(2)		1,447,299
			9,166,229
	Total Short-Term Investments (cost $12,251,248)		$ 12,251,248
	Total Investments (cost $616,587,834)	100.9%	$ 763,702,744
	Other Assets and Liabilities	(0.9)%	(6,889,444)
	Total Net Assets	100.0%	$ 756,813,300
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
44

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 21,635,736	$ 21,635,736	$ —	$ —
Banks	7,372,265	7,372,265	—	—
Capital Goods	108,510,213	108,510,213	—	—
Commercial & Professional Services	56,591,820	56,591,820	—	—
Consumer Discretionary Distribution & Retail	3,708,552	3,708,552	—	—
Consumer Durables & Apparel	21,059,465	21,059,465	—	—
Consumer Services	33,078,931	33,078,931	—	—
Consumer Staples Distribution & Retail	3,065,433	3,065,433	—	—
Energy	31,416,794	31,416,794	—	—
Equity Real Estate Investment Trusts (REITs)	15,199,076	15,199,076	—	—
Financial Services	23,889,281	23,889,281	—	—
Food, Beverage & Tobacco	28,194,170	28,194,170	—	—
Health Care Equipment & Services	71,819,236	71,819,236	—	—
Household & Personal Products	2,960,042	2,960,042	—	—
Insurance	3,608,118	3,608,118	—	—
Materials	36,224,239	36,224,239	—	—
Media & Entertainment	15,444,899	15,444,899	—	—
Pharmaceuticals, Biotechnology & Life Sciences	90,641,722	90,641,722	—	—
Semiconductors & Semiconductor Equipment	42,192,277	42,192,277	—	—
Software & Services	76,245,356	76,245,356	—	—
Technology Hardware & Equipment	39,674,642	39,674,642	—	—
Exchange-Traded Funds	18,919,229	18,919,229	—	—
Short-Term Investments	12,251,248	9,166,229	3,085,019	—
Total	$ 763,702,744	$ 760,617,725	$ 3,085,019	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
45

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.0%
30,573	Visteon Corp.*	$ 4,390,588
	Banks - 0.7%
155,748	Cadence Bank	3,058,891
	Capital Goods - 16.3%
17,610	Acuity Brands, Inc.	2,871,839
82,636	Ameresco, Inc. Class A*	4,018,589
65,972	Applied Industrial Technologies, Inc.	9,554,725
237,701	AZEK Co., Inc.*	7,199,963
42,178	Comfort Systems USA, Inc.	6,925,627
32,983	Curtiss-Wright Corp.	6,057,658
251,899	Fluor Corp.*	7,456,210
27,820	Middleby Corp.*	4,112,631
71,090	Rush Enterprises, Inc. Class A	4,318,006
288,189	Shoals Technologies Group, Inc. Class A*	7,366,111
23,995	WESCO International, Inc.	4,296,545
230,661	Zurn Elkay Water Solutions Corp. Class C	6,202,474
		70,380,378
	Commercial & Professional Services - 7.2%
147,633	Aris Water Solutions, Inc. Class A	1,523,573
56,231	Casella Waste Systems, Inc. Class A*	5,086,094
52,014	ExlService Holdings, Inc.*	7,857,235
55,654	TriNet Group, Inc.*	5,285,460
569,104	Verra Mobility Corp.*	11,222,731
		30,975,093
	Consumer Discretionary Distribution & Retail - 0.4%
43,094	Tory Burch LLC*(1)(2)	1,785,386
	Consumer Durables & Apparel - 4.1%
72,081	Crocs, Inc.*	8,104,787
93,224	Skyline Champion Corp.*	6,101,511
87,512	YETI Holdings, Inc.*	3,398,966
		17,605,264
	Consumer Services - 6.3%
86,483	Boyd Gaming Corp.	5,999,326
155,621	European Wax Center, Inc. Class A*	2,899,219
111,757	H&R Block, Inc.	3,561,696
39,691	Texas Roadhouse, Inc.	4,456,505
52,234	Wingstop, Inc.	10,455,157
		27,371,903
	Energy - 3.8%
129,712	Cactus, Inc. Class A	5,489,412
31,639	Chord Energy Corp.	4,866,078
223,866	Viper Energy Partners LP	6,006,325
		16,361,815
	Equity Real Estate Investment Trusts (REITs) - 2.8%
160,038	Phillips Edison & Co., Inc. REIT	5,454,095
69,636	Ryman Hospitality Properties, Inc. REIT	6,470,577
		11,924,672
	Financial Services - 1.9%
175,999	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,399,975
54,898	PJT Partners, Inc. Class A	3,823,097
		8,223,072
	Food, Beverage & Tobacco - 3.1%
59,753	Celsius Holdings, Inc.*	8,914,550
89,989	TreeHouse Foods, Inc.*	4,533,646
		13,448,196
	Health Care Equipment & Services - 11.4%
54,917	Acadia Healthcare Co., Inc.*	4,373,590
192,133	Cross Country Healthcare, Inc.*	5,395,095
109,917	Glaukos Corp.*	7,827,189
76,317	Haemonetics Corp.*	6,497,629
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Health Care Equipment & Services - 11.4% - (continued)
58,278	HealthEquity, Inc.*	$ 3,679,673
73,292	Inari Medical, Inc.*	4,261,197
32,722	Inspire Medical Systems, Inc.*	10,622,870
14,169	Lantheus Holdings, Inc.*	1,189,062
19,670	Shockwave Medical, Inc.*	5,614,015
		49,460,320
	Household & Personal Products - 1.9%
72,891	elf Beauty, Inc.*	8,326,339
	Materials - 3.3%
115,635	Cabot Corp.	7,734,825
239,242	Livent Corp.*	6,562,408
		14,297,233
	Media & Entertainment - 3.9%
139,250	Cargurus, Inc.*	3,151,227
128,021	Criteo SA ADR*	4,319,429
507,331	Eventbrite, Inc. Class A*	4,845,011
63,559	Ziff Davis, Inc.*	4,452,944
		16,768,611
	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
121,883	Aclaris Therapeutics, Inc.*	1,263,927
28,615	Akero Therapeutics, Inc.*	1,336,034
156,361	Amicus Therapeutics, Inc.*	1,963,894
33,778	Apellis Pharmaceuticals, Inc.*	3,077,176
9,899	Ascendis Pharma AS ADR*	883,486
43,560	Bioxcel Therapeutics, Inc.*(3)	290,110
37,632	Blueprint Medicines Corp.*	2,378,342
44,332	Celldex Therapeutics, Inc.*	1,504,185
91,710	Crinetics Pharmaceuticals, Inc.*	1,652,614
86,791	Cytokinetics, Inc.*	2,831,122
167,618	Immatics NV*(3)	1,934,312
37,180	Immunocore Holdings PLC ADR*	2,229,313
90,339	ImmunoGen, Inc.*	1,704,697
56,203	Intellia Therapeutics, Inc.*	2,291,958
64,570	Intra-Cellular Therapies, Inc.*	4,088,572
21,907	Karuna Therapeutics, Inc.*	4,750,533
43,221	Kymera Therapeutics, Inc.*	993,651
70,783	Merus NV*	1,863,716
26,332	Morphic Holding, Inc.*	1,509,614
37,656	Prothena Corp. PLC*	2,571,152
53,648	PTC Therapeutics, Inc.*	2,181,864
51,757	Revance Therapeutics, Inc.*	1,309,970
62,479	Revolution Medicines, Inc.*	1,671,313
88,088	Rocket Pharmaceuticals, Inc.*	1,750,309
72,940	Syndax Pharmaceuticals, Inc.*	1,526,634
62,766	Vaxcyte, Inc.*	3,134,534
113,337	Verona Pharma PLC ADR*	2,395,944
		55,088,976
	Semiconductors & Semiconductor Equipment - 3.1%
35,384	Lattice Semiconductor Corp.*	3,399,341
17,356	MKS Instruments, Inc.	1,876,184
26,250	SiTime Corp.*	3,096,712
57,096	Synaptics, Inc.*	4,874,856
		13,247,093
	Software & Services - 11.0%
141,795	Clearwater Analytics Holdings, Inc. Class A*	2,250,287
28,894	CyberArk Software Ltd.*	4,516,999
199,165	DoubleVerify Holdings, Inc.*	7,751,502
72,162	Five9, Inc.*	5,949,757
33,100	Intapp, Inc.*	1,387,221
255,404	Jamf Holding Corp.*	4,985,486
40,415	Manhattan Associates, Inc.*	8,078,150
30,181	Perficient, Inc.*	2,514,983
306,249	PowerSchool Holdings, Inc. Class A*	5,861,606

The accompanying notes are an integral part of these financial statements.
46

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 11.0% - (continued)
37,322	RingCentral, Inc. Class A*		$ 1,221,549
62,647	Sprout Social, Inc. Class A*		2,891,785
			47,409,325
	Technology Hardware & Equipment - 3.2%
145,868	Calix, Inc.*		7,280,272
35,577	Novanta, Inc.*		6,549,726
			13,829,998
	Total Common Stocks (cost $371,830,363)		$ 423,953,153
EXCHANGE-TRADED FUNDS - 1.3%
	Other Investment Pools & Funds - 1.3%
23,141	iShares Russell 2000 Growth ETF (3)		$ 5,615,395
	Total Exchange-Traded Funds (cost $4,990,821)		$ 5,615,395
	Total Long-Term Investments (cost $376,821,184)		$ 429,568,548
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
$ 460,645	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $460,839; collateralized by U.S. Treasury Bond at 2.38%, maturing 05/15/2051, with a market value of $469,913		$ 460,645
	Securities Lending Collateral - 1.1%
749,281	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(4)		749,281
2,497,606	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(4)		2,497,606
749,282	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(4)		749,282
749,282	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(4)		749,282
			4,745,451
	Total Short-Term Investments (cost $5,206,096)		$ 5,206,096
	Total Investments (cost $382,027,280)	100.7%	$ 434,774,644
	Other Assets and Liabilities	(0.7)%	(3,217,685)
	Total Net Assets	100.0%	$ 431,556,959
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,785,386 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$ 3,377,559	$ 1,785,386

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
47

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,390,588	$ 4,390,588	$ —	$ —
Banks	3,058,891	3,058,891	—	—
Capital Goods	70,380,378	70,380,378	—	—
Commercial & Professional Services	30,975,093	30,975,093	—	—
Consumer Discretionary Distribution & Retail	1,785,386	—	—	1,785,386
Consumer Durables & Apparel	17,605,264	17,605,264	—	—
Consumer Services	27,371,903	27,371,903	—	—
Energy	16,361,815	16,361,815	—	—
Equity Real Estate Investment Trusts (REITs)	11,924,672	11,924,672	—	—
Financial Services	8,223,072	8,223,072	—	—
Food, Beverage & Tobacco	13,448,196	13,448,196	—	—
Health Care Equipment & Services	49,460,320	49,460,320	—	—
Household & Personal Products	8,326,339	8,326,339	—	—
Materials	14,297,233	14,297,233	—	—
Media & Entertainment	16,768,611	16,768,611	—	—
Pharmaceuticals, Biotechnology & Life Sciences	55,088,976	55,088,976	—	—
Semiconductors & Semiconductor Equipment	13,247,093	13,247,093	—	—
Software & Services	47,409,325	47,409,325	—	—
Technology Hardware & Equipment	13,829,998	13,829,998	—	—
Exchange-Traded Funds	5,615,395	5,615,395	—	—
Short-Term Investments	5,206,096	4,745,451	460,645	—
Total	$ 434,774,644	$ 432,528,613	$ 460,645	$ 1,785,386

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
48

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 0.9%
98,283	PNC Financial Services Group, Inc.	$ 12,378,744
	Capital Goods - 13.1%
34,825	Deere & Co.	14,110,742
136,821	General Dynamics Corp.	29,437,038
213,624	Honeywell International, Inc.	44,326,980
44,797	Lockheed Martin Corp.	20,623,643
84,301	Northrop Grumman Corp.	38,424,396
337,241	Raytheon Technologies Corp.	33,036,128
		179,958,927
	Commercial & Professional Services - 1.6%
101,773	Automatic Data Processing, Inc.	22,368,688
	Consumer Discretionary Distribution & Retail - 5.2%
77,455	Home Depot, Inc.	24,060,621
564,600	TJX Cos., Inc.	47,872,434
		71,933,055
	Consumer Durables & Apparel - 2.9%
360,752	NIKE, Inc. Class B	39,816,198
	Consumer Services - 3.0%
138,000	McDonald's Corp.	41,180,580
	Consumer Staples Distribution & Retail - 2.1%
53,822	Costco Wholesale Corp.	28,976,688
	Equity Real Estate Investment Trusts (REITs) - 2.7%
95,336	American Tower Corp. REIT	18,489,464
63,134	Public Storage REIT	18,427,552
		36,917,016
	Financial Services - 8.1%
199,408	American Express Co.	34,736,874
91,671	Mastercard, Inc. Class A	36,054,204
169,191	Visa, Inc. Class A	40,179,479
		110,970,557
	Food, Beverage & Tobacco - 6.7%
507,202	Coca-Cola Co.	30,543,705
539,676	Diageo PLC	23,201,183
209,731	PepsiCo., Inc.	38,846,376
		92,591,264
	Health Care Equipment & Services - 10.9%
234,367	Abbott Laboratories	25,550,690
311,539	Medtronic PLC	27,446,586
162,934	Stryker Corp.	49,709,534
97,742	UnitedHealth Group, Inc.	46,978,715
		149,685,525
	Household & Personal Products - 5.7%
523,360	Colgate-Palmolive Co.	40,319,654
249,020	Procter & Gamble Co.	37,786,295
		78,105,949
	Insurance - 5.1%
149,690	Chubb Ltd.	28,824,306
216,311	Marsh & McLennan Cos., Inc.	40,683,773
		69,508,079
	Materials - 5.6%
194,152	Ecolab, Inc.	36,246,237
105,582	Linde PLC	40,235,188
		76,481,425
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
137,241	Danaher Corp.		$ 32,937,840
203,408	Johnson & Johnson		33,668,092
175,993	Merck & Co., Inc.		20,307,832
271,396	Pfizer, Inc.		9,954,806
			96,868,570
	Semiconductors & Semiconductor Equipment - 2.5%
187,204	Texas Instruments, Inc.		33,700,464
	Software & Services - 6.7%
122,532	Accenture PLC Class A		37,810,925
160,134	Microsoft Corp.		54,532,032
			92,342,957
	Transportation - 6.0%
224,532	Canadian National Railway Co.		27,189,601
140,533	Union Pacific Corp.		28,755,862
145,448	United Parcel Service, Inc. Class B		26,071,554
			82,017,017
	Utilities - 1.0%
184,709	NextEra Energy, Inc.		13,705,408
	Total Common Stocks (cost $722,302,584)		$ 1,329,507,111
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 8,639,005	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $8,642,641; collateralized by U.S. Treasury Inflation Index Bond at 0.13%, maturing 02/15/2051, with a market value of $8,811,803		$ 8,639,005
	Total Short-Term Investments (cost $8,639,005)		$ 8,639,005
	Total Investments (cost $730,941,589)	97.5%	$ 1,338,146,116
	Other Assets and Liabilities	2.5%	33,693,642
	Total Net Assets	100.0%	$ 1,371,839,758
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
49

Hartford Stock HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 12,378,744	$ 12,378,744	$ —	$ —
Capital Goods	179,958,927	179,958,927	—	—
Commercial & Professional Services	22,368,688	22,368,688	—	—
Consumer Discretionary Distribution & Retail	71,933,055	71,933,055	—	—
Consumer Durables & Apparel	39,816,198	39,816,198	—	—
Consumer Services	41,180,580	41,180,580	—	—
Consumer Staples Distribution & Retail	28,976,688	28,976,688	—	—
Equity Real Estate Investment Trusts (REITs)	36,917,016	36,917,016	—	—
Financial Services	110,970,557	110,970,557	—	—
Food, Beverage & Tobacco	92,591,264	69,390,081	23,201,183	—
Health Care Equipment & Services	149,685,525	149,685,525	—	—
Household & Personal Products	78,105,949	78,105,949	—	—
Insurance	69,508,079	69,508,079	—	—
Materials	76,481,425	76,481,425	—	—
Pharmaceuticals, Biotechnology & Life Sciences	96,868,570	96,868,570	—	—
Semiconductors & Semiconductor Equipment	33,700,464	33,700,464	—	—
Software & Services	92,342,957	92,342,957	—	—
Transportation	82,017,017	82,017,017	—	—
Utilities	13,705,408	13,705,408	—	—
Short-Term Investments	8,639,005	—	8,639,005	—
Total	$ 1,338,146,116	$ 1,306,305,928	$ 31,840,188	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
50

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0%
	Asset-Backed - Automobile - 2.9%
$ 225,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 222,282
2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,313,514
3,220,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	3,185,500
3,960,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,851,191
2,654,001	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	2,632,542
3,850,009	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	3,839,110
1,448,084	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,410,391
1,145,104	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,130,745
	DT Auto Owner Trust
1,030,000	5.19%, 10/16/2028(1)	1,011,086
1,135,000	5.41%, 02/15/2029(1)	1,119,939
1,580,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	1,571,435
	Exeter Automobile Receivables Trust
1,650,000	2.18%, 06/15/2026	1,633,386
2,325,338	2.58%, 09/15/2025(1)	2,288,736
912,983	2.73%, 12/15/2025(1)	893,182
1,500,000	4.57%, 01/15/2027	1,474,344
649,000	6.03%, 08/16/2027	647,231
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	1,974,622
570,000	5.05%, 01/18/2028(1)	556,438
365,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	358,620
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,921,646
	Santander Drive Auto Receivables Trust
665,000	1.48%, 01/15/2027	642,315
2,995,000	4.42%, 11/15/2027	2,915,453
955,000	4.43%, 03/15/2027	936,055
660,000	4.72%, 06/15/2027	645,565
1,210,000	4.98%, 02/15/2028	1,187,518
2,615,000	5.95%, 01/17/2028	2,602,785
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	980,992
1,030,724	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	1,027,638
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,854,007
274,656	2.72%, 11/15/2024(1)	274,274
2,285,000	4.31%, 09/15/2027(1)	2,232,048
655,000	5.41%, 01/18/2028(1)	646,772
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,071,740
		51,053,102
	Asset-Backed - Finance & Insurance - 3.2%
5,645,000	Bain Capital Credit CLO Ltd. 6.44%, 07/25/2034, 3 mo. USD LIBOR + 1.18%(1)(2)	5,538,981
3,660,000	BlueMountain CLO XXIV Ltd. 6.35%, 04/20/2034, 3 mo. USD LIBOR + 1.10%(1)(2)	3,566,381
1,910,000	Carlyle U.S. CLO Ltd. 6.32%, 04/15/2034, 3 mo. USD LIBOR + 1.06%(1)(2)	1,868,375
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,029,869
795,650	Fieldstone Mortgage Investment Trust 5.69%, 05/25/2036, 1 mo. USD LIBOR + 0.54%(2)	541,399
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Asset-Backed - Finance & Insurance - 3.2% - (continued)
$ 3,267,261	First Franklin Mortgage Loan Trust 5.63%, 04/25/2036, 1 mo. USD LIBOR + 0.48%(2)	$ 2,900,709
5,155,000	Regatta VI Funding Ltd. 6.41%, 04/20/2034, 3 mo. USD LIBOR + 1.16%(1)(2)	5,043,064
5,375,000	RR 16 Ltd. 6.37%, 07/15/2036, 3 mo. USD LIBOR + 1.11%(1)(2)	5,270,316
348,895	Securitized Asset-Backed Receivables LLC Trust 5.33%, 07/25/2036, 1 mo. USD LIBOR + 0.18%(2)	119,700
5,775,000	Sound Point CLO XXIX Ltd. 6.33%, 04/25/2034, 3 mo. USD LIBOR + 1.07%(1)(2)	5,617,487
6,615,000	Symphony CLO XXV Ltd. 6.25%, 04/19/2034, 3 mo. USD LIBOR + 0.98%(1)(2)	6,468,755
5,775,000	Venture 42 CLO Ltd. 6.39%, 04/15/2034, 3 mo. USD LIBOR + 1.13%(1)(2)	5,596,495
2,255,000	Venture 43 CLO Ltd. 6.50%, 04/15/2034, 3 mo. USD LIBOR + 1.24%(1)(2)	2,192,309
3,623,269	Voya CLO Ltd. 6.16%, 01/18/2029, 3 mo. USD LIBOR + 0.90%(1)(2)	3,600,127
4,560,000	Wellfleet CLO X Ltd. 6.42%, 07/20/2032, 3 mo. USD LIBOR + 1.17%(1)(2)	4,469,954
		56,823,921
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
4,318,222	5.31%, 02/25/2037, 1 mo. USD LIBOR + 0.16%(2)	1,316,678
1,907,327	5.51%, 11/25/2036, 1 mo. USD LIBOR + 0.36%(2)	471,736
494,925	5.98%, 06/25/2036(3)	134,079
57,206	Morgan Stanley ABS Capital I, Inc. Trust 5.45%, 06/25/2036, 1 mo. USD LIBOR + 0.30%(2)	48,023
1,196,197	Morgan Stanley Mortgage Loan Trust 5.49%, 11/25/2036, 1 mo. USD LIBOR + 0.34%(2)	365,833
	Soundview Home Loan Trust
1,680,192	5.33%, 07/25/2037, 1 mo. USD LIBOR + 0.18%(2)	1,422,147
341,385	5.65%, 11/25/2036, 1 mo. USD LIBOR + 0.50%(2)	316,083
		4,074,579
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,965,064	1.11%, 02/18/2070(1)	1,639,616
2,459,161	5.51%, 10/15/2071(1)	2,423,097
		4,062,713
	Commercial Mortgage-Backed Securities - 3.3%
	BBCMS Mortgage Trust
24,183,035	1.62%, 02/15/2050(3)(4)	1,007,627
925,000	3.66%, 04/15/2055(3)	816,897
1,000,000	4.60%, 06/15/2055(3)	948,295
1,300,000	5.44%, 12/15/2055(3)	1,320,244
425,000	5.71%, 12/15/2055(3)	440,255
	Benchmark Mortgage Trust
18,419,561	0.66%, 07/15/2051(3)(4)	296,837
8,567,659	0.68%, 01/15/2051(3)(4)	156,940
8,595,495	1.16%, 08/15/2052(3)(4)	325,725
24,498,690	1.36%, 03/15/2062(3)(4)	1,208,817
10,371,029	1.63%, 01/15/2054(3)(4)	877,218
2,750,088	1.91%, 07/15/2053(3)(4)	198,358

The accompanying notes are an integral part of these financial statements.
51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Commercial Mortgage-Backed Securities - 3.3% - (continued)
$ 2,335,000	BPR Trust 8.38%, 08/15/2024, 1 mo. USD SOFR + 3.23%(1)(2)	$ 2,314,385
3,876,781	BX Commercial Mortgage Trust 6.18%, 10/15/2036, 1 mo. USD SOFR + 1.03%(1)(2)	3,852,668
2,146,745	BX Trust 7.60%, 08/15/2039, 1 mo. USD SOFR + 2.45%(1)(2)	2,140,782
2,920,000	CAMB Commercial Mortgage Trust 7.74%, 12/15/2037, 1 mo. USD LIBOR + 2.55%(1)(2)	2,812,894
3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	3,052,617
	Citigroup Commercial Mortgage Trust
16,633,128	1.05%, 07/10/2047(3)(4)	113,633
20,054,971	1.15%, 04/10/2048(3)(4)	282,256
2,357,000	4.20%, 11/15/2049(3)	1,876,032
	Commercial Mortgage Trust
6,517,614	0.65%, 02/10/2047(3)(4)	6,154
841,000	2.82%, 01/10/2039(1)	696,465
55,051	2.85%, 10/15/2045	51,197
630,000	4.07%, 02/10/2047(3)	620,943
860,000	4.08%, 01/10/2039(1)(3)	642,304
535,000	4.24%, 02/10/2047(3)	528,737
1,481,000	4.75%, 10/15/2045(1)(3)	592,400
15,931	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	15,591
	CSAIL Commercial Mortgage Trust
52,562,883	0.85%, 06/15/2057(3)(4)	487,558
2,253,350	1.05%, 11/15/2048(3)(4)	38,009
6,969,227	2.02%, 01/15/2049(3)(4)	272,136
4,261,926	DBJPM Mortgage Trust 1.82%, 09/15/2053(3)(4)	269,912
	GS Mortgage Securities Corp. Trust
4,340,000	2.95%, 11/05/2034(1)	3,104,724
365,000	5.88%, 08/15/2036, 1 mo. USD SOFR + 0.73%(1)(2)	361,723
	GS Mortgage Securities Trust
15,956,356	0.02%, 07/10/2046(3)(4)	10
824,295	0.09%, 08/10/2044(1)(3)(4)	8
785,121	4.07%, 01/10/2047	774,085
2,215,000	5.17%, 04/10/2047(1)(3)	1,757,910
	JP Morgan Chase Commercial Mortgage Securities Trust
1,511,343	2.73%, 10/15/2045(1)(3)	1,292,198
1,400,000	2.81%, 01/16/2037(1)	1,267,135
1,290,924	3.91%, 12/15/2047(1)(3)	934,074
	JPMBB Commercial Mortgage Securities Trust
3,659,577	0.69%, 05/15/2048(3)(4)	30,092
16,665,827	0.74%, 09/15/2047(3)(4)	85,157
	Morgan Stanley Bank of America Merrill Lynch Trust
9,401,831	1.10%, 12/15/2047(3)(4)	80,975
1,272,813	1.11%, 10/15/2048(3)(4)	15,945
557,502	4.26%, 10/15/2046(3)	555,458
	Morgan Stanley Capital I Trust
7,125,185	1.48%, 06/15/2050(3)(4)	232,248
1,460,000	5.25%, 07/15/2049(1)(3)	806,118
82,680	5.28%, 10/12/2052(1)(3)	35,139
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	555,433
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	4,992,766
3,318,419	UBS Commercial Mortgage Trust 1.22%, 08/15/2050(3)(4)	113,093
	Wells Fargo Commercial Mortgage Trust
24,961,610	1.02%, 09/15/2057(3)(4)	395,432
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Commercial Mortgage-Backed Securities - 3.3% - (continued)
$ 14,550,464	1.21%, 05/15/2048(3)(4)	$ 186,303
3,085,000	2.94%, 10/15/2049	2,820,085
430,000	4.29%, 05/15/2048(3)	353,316
	Wells Fargo NA
19,877,500	0.71%, 11/15/2062(3)(4)	598,720
9,668,992	0.75%, 11/15/2062(3)(4)	319,896
32,763,188	0.85%, 11/15/2050(3)(4)	814,791
3,730,183	0.91%, 11/15/2054(3)(4)	92,522
17,865,844	0.94%, 09/15/2062(3)(4)	696,743
33,846,122	0.99%, 01/15/2063(3)(4)	1,476,957
12,612,033	1.03%, 05/15/2062(3)(4)	508,720
5,572,040	1.20%, 02/15/2056(3)(4)	372,296
20,632,900	1.88%, 03/15/2063(3)(4)	1,940,097
2,545,000	2.04%, 02/15/2054	2,024,395
	WFRBS Commercial Mortgage Trust
441,397	3.72%, 05/15/2047	431,935
230,000	4.05%, 03/15/2047	226,643
374,428	4.15%, 08/15/2046(3)	373,415
710,000	5.00%, 06/15/2044(1)(3)	362,482
		59,252,925
	Other Asset-Backed Securities - 4.5%
482,968	Aaset Trust 3.35%, 01/16/2040(1)	405,383
	Affirm Asset Securitization Trust
203,634	1.90%, 01/15/2025(1)	200,948
55,969	3.46%, 10/15/2024(1)	55,740
1,535,000	6.61%, 01/18/2028(1)	1,517,616
963,515	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	954,498
885,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.29%, 05/15/2036, 1 mo. USD LIBOR + 1.10%(1)(2)	869,011
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,911,927
2,590,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD SOFR + 2.35%(1)(2)	2,550,396
1,380,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	1,381,414
1,026,713	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(1)	857,188
690,000	CNH Equipment Trust 4.77%, 10/15/2030	677,956
4,485,000	Columbia Cent CLO 27 Ltd. 6.45%, 01/25/2035, 3 mo. USD LIBOR + 1.19%(1)(2)	4,367,677
2,250,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	2,251,557
	Domino's Pizza Master Issuer LLC
2,273,600	2.66%, 04/25/2051(1)	1,927,429
1,402,875	3.67%, 10/25/2049(1)	1,225,726
3,127,625	4.12%, 07/25/2048(1)	2,962,095
2,155,000	Elmwood CLO 23 Ltd 7.31%, 04/16/2036, 3 mo. USD SOFR + 2.25%(1)(2)	2,141,861
1,830,000	Golub Capital Partners CLO 68B Ltd. 7.94%, 07/25/2036, 3 mo. USD SOFR + 2.80%(1)(2)	1,830,000
2,423,408	GSAMP Trust 5.24%, 01/25/2037, 1 mo. USD LIBOR + 0.09%(2)	1,399,515
1,390,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD SOFR + 2.30%(1)(2)	1,365,697
1,575,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	1,556,931
454,715	Marlette Funding Trust 1.06%, 09/15/2031(1)	447,648
391,740	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	363,632

The accompanying notes are an integral part of these financial statements.
52

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Other Asset-Backed Securities - 4.5% - (continued)
$ 3,005,000	Octagon 61 Ltd. 7.42%, 04/20/2036, 3 mo. USD SOFR + 2.35%(1)(2)	$ 3,025,801
	PRET LLC
1,751,571	1.87%, 07/25/2051(1)(5)	1,595,893
1,400,347	2.49%, 07/25/2051(1)(5)	1,289,787
	Pretium Mortgage Credit Partners LLC
3,307,374	1.99%, 02/25/2061(1)(5)	3,088,644
4,033,118	2.98%, 01/25/2052(1)(5)	3,710,973
	Progress Residential Trust
3,300,427	1.51%, 10/17/2038(1)	2,873,004
1,127,297	3.20%, 04/17/2039(1)	1,024,747
1,800,000	4.30%, 03/17/2040(1)	1,701,025
879,398	4.45%, 06/17/2039(1)	835,598
1,402,789	4.75%, 10/27/2039(1)	1,345,636
2,130,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD SOFR + 2.25%(1)(2)	2,125,976
416,473	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	350,121
3,476,346	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	3,094,421
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,280,901
2,580,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD SOFR + 2.30%(1)(2)	2,554,226
3,153,757	Tricon Residential Trust 4.85%, 07/17/2040(1)	3,018,287
154,734	Upstart Securitization Trust 0.83%, 07/20/2031(1)	153,210
2,130,719	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	1,957,256
	Wendy's Funding LLC
4,944,100	2.37%, 06/15/2051(1)	4,088,341
5,839,820	2.78%, 06/15/2051(1)	4,663,978
1,965,600	3.88%, 03/15/2048(1)	1,778,840
763,375	Wingstop Funding LLC 2.84%, 12/05/2050(1)	659,045
		79,437,555
	Whole Loan Collateral CMO - 8.7%
2,875,734	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	2,600,860
	Angel Oak Mortgage Trust
1,371,327	0.91%, 01/25/2066(1)(3)	1,107,163
1,075,902	0.99%, 04/25/2053(1)(3)	963,604
1,179,793	0.99%, 04/25/2066(1)(3)	952,885
2,029,505	1.82%, 11/25/2066(1)(3)	1,687,735
1,433,810	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,322,169
	Banc of America Funding Trust
601,537	5.76%, 05/20/2047, 1 mo. USD LIBOR + 0.60%(2)	534,995
2,074,069	5.77%, 05/25/2037(3)	1,842,953
80,511	6.35%, 01/25/2037(5)	71,115
468,952	BCAP LLC Trust 5.51%, 03/25/2037, 1 mo. USD LIBOR + 0.36%(2)	417,745
488,538	Bear Stearns ALT-A Trust 5.65%, 01/25/2036, 1 mo. USD LIBOR + 0.50%(2)	432,578
109,023	Bear Stearns ARM Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.30%(2)	103,049
176,632	Bear Stearns Mortgage Funding Trust 5.33%, 10/25/2036, 1 mo. USD LIBOR + 0.18%(2)	148,844
	BRAVO Residential Funding Trust
803,260	0.94%, 02/25/2049(1)(3)	690,528
676,116	0.97%, 03/25/2060(1)(3)	611,550
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Whole Loan Collateral CMO - 8.7% - (continued)
	CHL Mortgage Pass-Through Trust
$ 932,482	3.61%, 09/25/2047(3)	$ 817,412
227,600	3.67%, 11/20/2035(3)	202,653
	COLT Mortgage Loan Trust
1,993,933	0.91%, 06/25/2066(1)(3)	1,578,676
4,508,583	1.11%, 10/25/2066(1)(3)	3,594,248
3,861,639	4.55%, 04/25/2067(1)(3)	3,707,626
	Connecticut Avenue Securities Trust
31,937	7.30%, 09/25/2031, 1 mo. USD LIBOR + 2.15%(1)(2)	31,977
531,393	7.30%, 11/25/2039, 1 mo. USD LIBOR + 2.15%(1)(2)	532,882
19,231	7.45%, 08/25/2031, 1 mo. USD LIBOR + 2.30%(1)(2)	19,231
641,629	7.62%, 07/25/2042, 1 mo. USD SOFR + 2.55%(1)(2)	650,476
1,244,000	8.17%, 06/25/2043, 3 mo. USD SOFR + 3.10%(1)(2)	1,245,555
	Countrywide Alternative Loan Trust
121,101	5.69%, 01/25/2036, 1 mo. USD LIBOR + 0.54%(2)	108,351
588,441	5.75%, 05/25/2036	248,542
630,590	5.79%, 11/25/2035, 1 mo. USD LIBOR + 0.64%(2)	503,727
993,236	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	744,089
	CSMC Trust
1,810,845	0.94%, 05/25/2066(1)(3)	1,398,497
1,240,575	1.80%, 12/27/2060(1)(3)	1,098,119
2,205,584	1.84%, 10/25/2066(1)(3)	1,858,970
5,013,655	2.27%, 11/25/2066(1)(3)	4,240,671
1,402,724	3.25%, 04/25/2047(1)(3)	1,245,113
802,769	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	675,845
	Ellington Financial Mortgage Trust
791,576	0.93%, 06/25/2066(1)(3)	625,764
2,348,085	2.21%, 01/25/2067(1)(3)	1,938,704
	Federal National Mortgage Association Connecticut Avenue Securities
821,506	8.70%, 07/25/2029, 1 mo. USD LIBOR + 3.55%(2)	850,216
1,410,786	9.50%, 05/25/2029, 1 mo. USD LIBOR + 4.35%(2)	1,481,326
4,842,613	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,560,103
	GCAT Trust
1,657,924	1.04%, 05/25/2066(1)(3)	1,320,605
1,539,299	1.92%, 08/25/2066(1)(3)	1,311,461
16,533	GMACM Mortgage Loan Trust 3.28%, 04/19/2036(3)	12,859
	GSR Mortgage Loan Trust
775,291	3.94%, 01/25/2036(3)	757,507
796,046	5.45%, 01/25/2037, 1 mo. USD LIBOR + 0.30%(2)	188,694
	HarborView Mortgage Loan Trust
550,318	5.54%, 01/19/2038, 1 mo. USD LIBOR + 0.38%(2)	507,069
1,950,540	5.64%, 12/19/2036, 1 mo. USD LIBOR + 0.48%(2)	1,913,574
4,832,813	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	4,335,575
670,148	IndyMac INDX Mortgage Loan Trust 3.44%, 03/25/2036(3)	470,712
107,321	JP Morgan Mortgage Trust 4.20%, 04/25/2037(3)	78,733

The accompanying notes are an integral part of these financial statements.
53

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Whole Loan Collateral CMO - 8.7% - (continued)
$ 343,367	LCM XX LP 6.29%, 10/20/2027, 3 mo. USD LIBOR + 1.04%(1)(2)	$ 342,781
	Legacy Mortgage Asset Trust
1,219,916	1.75%, 04/25/2061(1)(5)	1,080,875
1,612,515	1.75%, 07/25/2061(1)(5)	1,428,325
3,012,485	6.25%, 11/25/2059(1)(5)	2,986,594
575,306	Lehman XS Trust 5.57%, 07/25/2046, 1 mo. USD LIBOR + 0.42%(2)	520,211
2,109,989	LSTAR Securities Investment Ltd. 8.01%, 02/01/2026, 1 mo. USD LIBOR + 2.80%(1)(2)	2,084,525
158,933	MASTR Adjustable Rate Mortgages Trust 4.56%, 11/21/2034(3)	149,592
2,351,023	MFA LLC 2.36%, 03/25/2060(1)(5)	2,083,020
	MFA Trust
233,790	1.01%, 01/26/2065(1)(3)	208,120
1,246,062	1.03%, 11/25/2064(1)(3)	1,029,678
1,014,994	1.15%, 04/25/2065(1)(3)	892,890
	New Residential Mortgage Loan Trust
772,818	0.94%, 10/25/2058(1)(3)	678,617
354,804	2.49%, 09/25/2059(1)(3)	320,685
1,290,691	3.50%, 08/25/2059(1)(3)	1,188,067
1,456,053	3.75%, 11/26/2035(1)(3)	1,356,446
1,496,013	3.75%, 11/25/2056(1)(3)	1,359,442
2,590,611	4.00%, 02/25/2057(1)(3)	2,413,655
2,574,310	4.00%, 03/25/2057(1)(3)	2,395,950
2,033,046	4.00%, 04/25/2057(1)(3)	1,911,238
1,403,926	4.00%, 05/25/2057(1)(3)	1,282,291
2,344,419	4.00%, 08/27/2057(1)(3)	2,162,052
1,014,709	4.00%, 12/25/2057(1)(3)	951,742
1,618,396	5.90%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(2)	1,568,234
1,303,262	6.65%, 06/25/2057, 1 mo. USD LIBOR + 1.50%(1)(2)	1,290,782
3,561,800	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,843,880
336,912	Oaktown Re II Ltd. 6.70%, 07/25/2028, 1 mo. USD LIBOR + 1.55%(1)(2)	337,052
	OBX Trust
2,783,069	1.05%, 07/25/2061(1)(3)	2,091,044
2,615,343	1.10%, 05/25/2061(1)(3)	2,025,826
4,097,809	2.31%, 11/25/2061(1)(3)	3,427,582
	Preston Ridge Partners Mortgage LLC
2,227,348	1.79%, 06/25/2026(1)(5)	2,051,911
1,996,343	1.79%, 07/25/2026(1)(5)	1,835,634
3,741,748	1.87%, 04/25/2026(1)(5)	3,522,259
633,602	2.36%, 11/25/2025(1)(5)	605,245
1,719,522	2.49%, 10/25/2026(1)(5)	1,602,127
3,684,554	2.95%, 10/25/2025(1)(5)	3,632,621
387,632	RALI Trust 6.00%, 12/25/2035	346,841
567,733	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	517,221
	Seasoned Credit Risk Transfer Trust
2,068,766	2.50%, 08/25/2059	1,741,572
1,812,563	3.50%, 11/25/2057	1,654,393
4,851,611	3.50%, 07/25/2058	4,394,670
963,538	3.50%, 08/25/2058	869,659
3,741,991	3.50%, 10/25/2058	3,347,843
	Starwood Mortgage Residential Trust
642,252	0.94%, 05/25/2065(1)(3)	567,848
3,201,369	1.92%, 11/25/2066(1)(3)	2,588,849
2,840,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	2,760,726
	Towd Point Mortgage Trust
456,164	2.75%, 10/25/2056(1)(3)	449,393
102,981	2.75%, 04/25/2057(1)(3)	101,792
1,403,703	2.75%, 06/25/2057(1)(3)	1,317,639
475,046	2.75%, 07/25/2057(1)(3)	461,330
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.0% - (continued)
	Whole Loan Collateral CMO - 8.7% - (continued)
$ 5,217,118	2.92%, 11/30/2060(1)(3)	$ 4,120,960
834,962	4.60%, 02/25/2057, 1 mo. USD LIBOR + 0.60%(1)(2)	833,772
	VCAT LLC
1,830,432	1.74%, 05/25/2051(1)(5)	1,658,109
569,553	2.12%, 03/27/2051(1)(5)	537,133
	Verus Securitization Trust
1,121,438	0.92%, 02/25/2064(1)(3)	957,970
1,477,031	0.94%, 07/25/2066(1)(3)	1,181,277
982,366	1.03%, 02/25/2066(1)(3)	820,698
2,227,340	1.82%, 11/25/2066(1)(3)	1,860,426
5,025,570	1.83%, 10/25/2066(1)(3)	4,254,723
732,673	4.13%, 02/25/2067(1)(5)	668,849
	WaMu Mortgage Pass-Through Certificates Trust
614,485	3.78%, 06/25/2037(3)	537,026
1,418,708	4.01%, 12/25/2046, 12 mo. USD MTA + 0.82%(2)	1,208,323
259,815	5.99%, 06/25/2044, 1 mo. USD LIBOR + 0.84%(2)	237,902
		154,001,272
	Total Asset & Commercial Mortgage-Backed Securities (cost $447,110,593)	$ 408,706,067
CORPORATE BONDS - 28.6%
	Advertising - 0.1%
2,335,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 1,967,238
	Aerospace/Defense - 0.2%
	Boeing Co.
820,000	5.04%, 05/01/2027	809,770
1,350,000	5.15%, 05/01/2030	1,336,527
185,000	L3Harris Technologies, Inc. 2.90%, 12/15/2029	160,080
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	830,352
	Raytheon Technologies Corp.
610,000	5.15%, 02/27/2033	617,406
200,000	5.38%, 02/27/2053	207,420
		3,961,555
	Agriculture - 0.5%
860,000	BAT Capital Corp. 4.74%, 03/16/2032	783,400
	Philip Morris International, Inc.
2,540,000	4.88%, 02/15/2028	2,500,444
1,220,000	5.13%, 11/17/2027	1,223,433
2,180,000	5.13%, 02/15/2030	2,153,422
1,230,000	5.38%, 02/15/2033	1,226,801
830,000	5.63%, 11/17/2029	845,412
		8,732,912
	Apparel - 0.2%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	512,758
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,443,767
		3,956,525
	Auto Manufacturers - 0.0%
860,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	742,765
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	148,650
875,000	5.40%, 06/15/2033(1)	866,877
		1,015,527

The accompanying notes are an integral part of these financial statements.
54

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Biotechnology - 0.4%
	Amgen, Inc.
$ 445,000	5.25%, 03/02/2030	$ 445,697
2,755,000	5.25%, 03/02/2033	2,758,688
915,000	5.75%, 03/02/2063	928,375
860,000	CSL Finance PLC 4.05%, 04/27/2029(1)	815,797
	Royalty Pharma PLC
2,900,000	2.15%, 09/02/2031	2,272,416
750,000	2.20%, 09/02/2030	602,670
		7,823,643
	Chemicals - 0.1%
1,600,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	1,594,583
	Commercial Banks - 5.3%
	Bank of America Corp.
275,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	218,914
185,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	146,350
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,718,818
965,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	785,179
1,440,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,208,733
5,090,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	4,214,279
3,050,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD SOFR + 1.44% thereafter)(6)	2,687,096
1,630,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	1,598,039
1,630,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,611,725
3,685,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.65% thereafter)(1)(6)	3,655,964
	Barclays PLC
490,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.00% thereafter)(6)	473,209
1,185,000	6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	1,179,821
1,670,000	7.12%, 06/27/2034, (7.12% fixed rate until 06/27/2033; 6 mo. USD SOFR + 3.57% thereafter)(6)	1,668,178
600,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.30% thereafter)(6)	624,858
	BNP Paribas SA
1,030,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(6)	952,398
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 1,330,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 year USD Swap + 1.48% thereafter)(1)(6)	$ 1,203,114
1,170,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.45% thereafter)(1)(6)	1,144,451
1,110,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 12 mo. USD CMT + 1.50% thereafter)(1)(6)	1,094,310
1,605,000	Citigroup, Inc. 6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(6)	1,616,735
510,000	Credit Agricole SA 5.51%, 07/05/2033(1)	512,819
980,000	Credit Suisse AG 7.50%, 02/15/2028	1,040,619
	Danske Bank AS
655,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(6)	587,430
1,970,000	5.38%, 01/12/2024(1)	1,958,323
	Deutsche Bank AG
600,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	533,719
1,345,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,155,525
200,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(6)	146,634
1,455,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(6)	1,345,394
	Goldman Sachs Group, Inc.
2,260,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,809,471
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	2,869,237
840,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD SOFR + 1.42% thereafter)(6)	779,197
1,890,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD SOFR + 1.56% thereafter)(6)	1,784,573
	HSBC Holdings PLC
440,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	367,963
1,595,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD SOFR + 1.80% thereafter)(6)	1,499,358
1,120,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(6)	1,010,487
4,800,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	4,691,244
1,120,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	1,129,075
1,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(6)	1,656,610

The accompanying notes are an integral part of these financial statements.
55

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 2,155,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	$ 2,145,819
1,485,000	Intesa Sanpaolo SpA 6.63%, 06/20/2033(1)	1,479,026
	JP Morgan Chase & Co.
1,270,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,039,869
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD SOFR + 0.95% thereafter)(6)	947,182
595,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD SOFR + 1.42% thereafter)(6)	545,042
930,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD SOFR + 1.51% thereafter)(6)	893,923
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD SOFRR + 1.38% thereafter)(6)	2,098,710
685,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	675,629
4,530,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	4,135,635
	Morgan Stanley
4,185,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	3,243,501
1,960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,529,463
910,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.00% thereafter)(6)	820,971
860,000	3.59%, 07/22/2028, 3 mo. USD LIBOR + 1.34%(3)	793,267
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	414,395
515,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD SOFR + 1.89% thereafter)(6)	489,951
80,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(6)	78,880
1,950,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	1,925,649
	Societe Generale SA
5,020,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.20% thereafter)(1)(6)	4,671,347
695,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.55% thereafter)(1)(6)	695,781
1,195,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(1)(6)	1,267,522
	UBS Group AG
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	699,537
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 830,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.75% thereafter)(1)(6)	$ 786,506
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	762,603
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,848,226
	Wells Fargo & Co.
445,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD SOFR + 1.26% thereafter)(6)	376,662
930,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD SOFR + 1.43% thereafter)(6)	802,864
665,000	3.00%, 10/23/2026	617,073
1,865,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	1,595,540
725,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(6)	700,811
1,530,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	1,495,043
940,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	901,876
650,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	645,575
		94,803,727
	Commercial Services - 1.0%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,102,107
4,990,000	4.38%, 08/15/2027(1)	4,689,812
1,405,000	5.50%, 08/11/2032(1)	1,357,882
210,000	5.55%, 05/30/2033(1)	204,730
	Howard University
1,000,000	2.70%, 10/01/2029	850,475
1,000,000	2.90%, 10/01/2031	821,043
720,000	3.48%, 10/01/2041	541,112
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,087,750
385,000	4.63%, 12/15/2027	364,788
4,561,000	5.13%, 06/01/2029	4,312,334
	United Rentals North America, Inc.
140,000	4.00%, 07/15/2030	124,007
445,000	4.88%, 01/15/2028	423,461
		16,879,501
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,122,551
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	430,887
3,370,000	4.38%, 07/15/2030(1)	2,918,492
		6,471,930
	Distribution/Wholesale - 0.0%
700,000	LKQ Corp. 5.75%, 06/15/2028(1)	694,627
	Diversified Financial Services - 0.9%
415,000	American Express Co. 5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(6)	405,618

The accompanying notes are an integral part of these financial statements.
56

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Diversified Financial Services - 0.9% - (continued)
	Capital One Financial Corp.
$ 653,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 3 mo. USD SOFR + 0.86% thereafter)(6)	$ 559,153
485,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	411,636
2,255,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	2,125,071
615,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	588,985
535,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(6)	510,173
415,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	412,103
535,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 1.86% thereafter)(6)	530,982
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,064,148
455,000	Intercontinental Exchange, Inc. 4.35%, 06/15/2029	443,383
	Nasdaq, Inc.
600,000	5.35%, 06/28/2028	600,733
555,000	5.55%, 02/15/2034	556,961
205,000	6.10%, 06/28/2063	209,336
	Synchrony Financial
725,000	2.88%, 10/28/2031	526,412
1,090,000	7.25%, 02/02/2033	981,368
		15,926,062
	Electric - 3.8%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	901,767
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031	546,308
850,000	4.60%, 05/01/2053	727,276
	Cleco Corporate Holdings LLC
1,225,000	3.38%, 09/15/2029	1,038,599
75,000	4.97%, 05/01/2046	62,979
1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	726,475
	Dominion Energy, Inc.
248,000	3.38%, 04/01/2030	221,710
3,827,000	5.38%, 11/15/2032	3,835,237
65,000	6.30%, 03/15/2033	68,954
1,320,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,140,831
	Duke Energy Corp.
3,200,000	2.55%, 06/15/2031	2,635,863
1,160,000	4.50%, 08/15/2032	1,091,903
400,000	5.00%, 08/15/2052	365,173
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	557,166
40,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	40,267
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	396,816
670,000	4.38%, 03/30/2044	579,675
	Edison International
260,000	5.25%, 11/15/2028	252,878
2,155,000	6.95%, 11/15/2029	2,265,955
1,260,000	Electricite de France SA 6.25%, 05/23/2033(1)	1,280,409
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Electric - 3.8% - (continued)
$ 2,255,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(6)	$ 2,180,540
1,385,000	Enel Finance International NV 5.00%, 06/15/2032(1)	1,308,513
	Evergy, Inc.
730,000	2.45%, 09/15/2024	699,230
715,000	2.90%, 09/15/2029	623,670
	Eversource Energy
2,255,000	5.13%, 05/15/2033	2,221,698
380,000	5.45%, 03/01/2028	381,683
565,000	Florida Power & Light Co. 5.10%, 04/01/2033	573,053
	Georgia Power Co.
940,000	4.30%, 03/15/2042	808,918
450,000	4.70%, 05/15/2032	434,771
635,000	4.95%, 05/17/2033	626,315
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)(7)	769,795
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,416,248
660,000	Kentucky Utilities Co. 5.45%, 04/15/2033	671,884
660,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	671,779
305,000	National Grid PLC 5.60%, 06/12/2028	306,024
	National Rural Utilities Cooperative Finance Corp.
460,000	4.80%, 03/15/2028	454,667
870,000	5.80%, 01/15/2033	909,162
	NextEra Energy Capital Holdings, Inc.
375,000	2.25%, 06/01/2030	311,783
2,560,000	4.63%, 07/15/2027	2,503,155
410,000	5.00%, 02/28/2030	405,229
1,035,000	5.00%, 07/15/2032	1,020,393
230,000	6.05%, 03/01/2025	230,820
1,705,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,436,385
705,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	581,644
	Pacific Gas & Electric Co.
3,780,000	2.50%, 02/01/2031	2,955,043
320,000	3.50%, 08/01/2050	202,982
260,000	4.40%, 03/01/2032	224,966
1,350,000	4.55%, 07/01/2030	1,220,975
3,191,000	4.95%, 07/01/2050	2,506,586
529,000	5.25%, 03/01/2052	429,271
1,630,000	5.90%, 06/15/2032	1,568,279
725,000	6.10%, 01/15/2029	713,184
1,460,000	6.15%, 01/15/2033	1,426,098
3,265,000	6.40%, 06/15/2033	3,244,351
340,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	315,016
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	1,978,687
	Sempra Energy
1,405,000	3.40%, 02/01/2028	1,292,695
1,085,000	5.40%, 08/01/2026	1,079,374
	Southern California Edison Co.
1,550,000	2.85%, 08/01/2029	1,353,461
565,000	5.30%, 03/01/2028	564,757
	Southern Co.
1,200,000	3.70%, 04/30/2030	1,099,649
1,510,000	5.20%, 06/15/2033	1,495,864
1,275,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	1,257,888

The accompanying notes are an integral part of these financial statements.
57

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Electric - 3.8% - (continued)
$ 1,145,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	$ 1,131,249
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	679,613
		67,023,588
	Energy-Alternate Sources - 0.3%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,510,875
1,085,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	1,111,304
1,320,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(8)	1,261,763
		4,883,942
	Engineering & Construction - 0.2%
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,317,097
3,161,090	International Airport Finance SA 12.00%, 03/15/2033(1)(7)	2,908,203
		4,225,300
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
455,000	4.28%, 03/15/2032	403,594
2,825,000	5.14%, 03/15/2052	2,297,327
400,000	5.39%, 03/15/2062	324,391
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	626,170
4,525,000	3.88%, 07/15/2030(1)	3,903,563
		7,555,045
	Environmental Control - 0.2%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,284,936
	Food - 0.2%
411,000	Conagra Brands, Inc. 4.85%, 11/01/2028	400,683
345,000	General Mills, Inc. 4.95%, 03/29/2033	341,589
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,977,716
		3,719,988
	Gas - 0.4%
1,120,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,128,285
	NiSource, Inc.
500,000	3.49%, 05/15/2027	470,280
1,690,000	3.60%, 05/01/2030	1,521,447
585,000	5.25%, 03/30/2028	584,516
1,910,000	5.40%, 06/30/2033	1,910,440
585,000	Piedmont Natural Gas Co., Inc. 5.40%, 06/15/2033	583,454
985,000	Southern California Gas Co. 5.20%, 06/01/2033	973,576
		7,171,998
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
2,640,000	6.05%, 04/15/2028(1)	2,614,630
1,200,000	6.30%, 02/15/2030(1)	1,195,847
		3,810,477
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,068,692
560,000	3.00%, 09/23/2029(1)	494,007
455,000	5.38%, 12/06/2032(1)	460,861
340,000	5.75%, 12/06/2052(1)	357,170
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,985,524
	GE HealthCare Technologies, Inc.
745,000	5.86%, 03/15/2030	764,421
790,000	5.91%, 11/22/2032	825,686
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Healthcare - Products - 0.6% - (continued)
	Haleon U.S. Capital LLC
$ 1,650,000	3.38%, 03/24/2029	$ 1,498,620
265,000	3.63%, 03/24/2032	237,455
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,644,884
		11,337,320
	Healthcare - Services - 0.8%
	Centene Corp.
850,000	2.45%, 07/15/2028	726,456
95,000	3.38%, 02/15/2030	81,515
435,000	4.25%, 12/15/2027	407,876
5,230,000	4.63%, 12/15/2029	4,811,840
470,000	CommonSpirit Health 3.35%, 10/01/2029	413,320
	Humana, Inc.
2,205,000	3.70%, 03/23/2029	2,018,214
300,000	5.88%, 03/01/2033	311,427
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	260,336
900,000	3.00%, 06/01/2051	629,079
200,000	Sutter Health 3.36%, 08/15/2050	143,330
	UnitedHealth Group, Inc.
1,280,000	2.75%, 05/15/2040	949,486
190,000	3.50%, 08/15/2039	159,115
1,180,000	4.00%, 05/15/2029	1,127,540
240,000	4.95%, 05/15/2062	230,320
1,430,000	5.35%, 02/15/2033	1,485,892
190,000	5.88%, 02/15/2053	210,337
260,000	6.05%, 02/15/2063	293,417
		14,259,500
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
540,000	5.13%, 08/01/2030(1)	498,683
2,558,000	5.75%, 01/15/2028(1)	2,473,411
		2,972,094
	Household Products - 0.1%
840,000	Kenvue, Inc. 5.05%, 03/22/2053(1)	854,817
	Insurance - 0.7%
580,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	584,073
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,501,902
3,010,000	2.72%, 01/07/2029(1)	2,450,215
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029	584,417
2,075,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.85% thereafter)(6)	1,985,317
3,090,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,614,780
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	527,010
885,000	Unum Group 4.50%, 12/15/2049	678,078
830,000	Willis North America, Inc. 3.60%, 05/15/2024	809,802
		11,735,594
	Internet - 0.6%
	Gen Digital, Inc.
4,490,000	5.00%, 04/15/2025(1)	4,397,499
625,000	6.75%, 09/30/2027(1)	623,155
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	658,350
3,995,000	5.25%, 12/01/2027(1)	3,795,250
895,000	Meta Platforms, Inc. 4.80%, 05/15/2030	895,247
		10,369,501

The accompanying notes are an integral part of these financial statements.
58

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Iron/Steel - 0.2%
$ 1,785,000	ArcelorMittal SA 6.80%, 11/29/2032	$ 1,828,476
1,465,000	Vale Overseas Ltd. 6.13%, 06/12/2033	1,468,165
		3,296,641
	IT Services - 0.3%
5,541,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	5,034,774
	Machinery-Diversified - 0.1%
1,221,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,052,293
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
640,000	3.50%, 03/01/2042	427,479
685,000	4.80%, 03/01/2050	516,234
765,000	5.13%, 07/01/2049	601,139
3,165,000	6.48%, 10/23/2045	2,978,392
55,000	6.83%, 10/23/2055	51,791
1,484,000	Comcast Corp. 2.94%, 11/01/2056	964,843
1,105,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	901,602
	Discovery Communications LLC
545,000	3.63%, 05/15/2030(7)	478,155
1,970,000	4.00%, 09/15/2055	1,307,844
790,000	5.20%, 09/20/2047	645,812
2,196,000	5.30%, 05/15/2049	1,816,447
	Paramount Global
170,000	4.20%, 06/01/2029	151,588
1,125,000	4.20%, 05/19/2032(7)	942,258
710,000	4.38%, 03/15/2043	501,422
2,645,000	4.95%, 01/15/2031(7)	2,383,014
1,000,000	5.25%, 04/01/2044	758,388
	Sirius XM Radio, Inc.
3,550,000	3.13%, 09/01/2026(1)	3,178,153
590,000	4.13%, 07/01/2030(1)	481,816
2,900,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	3,192,018
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	747,376
		23,025,771
	Mining - 0.1%
1,850,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	1,525,381
1,050,000	Glencore Funding LLC 5.70%, 05/08/2033(1)	1,041,329
		2,566,710
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
485,000	2.67%, 12/01/2026	435,192
5,898,000	3.25%, 02/15/2029	5,053,606
430,000	3.57%, 12/01/2031	362,843
		5,851,641
	Oil & Gas - 1.8%
	Aker BP ASA
522,000	2.00%, 07/15/2026(1)	468,655
465,000	3.10%, 07/15/2031(1)	384,611
1,090,000	6.00%, 06/13/2033(1)	1,088,933
	BP Capital Markets America, Inc.
780,000	2.94%, 06/04/2051	531,307
285,000	3.00%, 02/24/2050	196,884
2,025,000	4.81%, 02/13/2033	1,994,497
1,140,000	4.89%, 09/11/2033	1,127,333
365,000	ConocoPhillips Co. 4.03%, 03/15/2062	296,370
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Oil & Gas - 1.8% - (continued)
	Continental Resources, Inc.
$ 420,000	2.88%, 04/01/2032(1)	$ 322,513
570,000	5.75%, 01/15/2031(1)	541,749
	Diamondback Energy, Inc.
960,000	6.25%, 03/15/2033	992,728
720,000	6.25%, 03/15/2053	726,117
	Ecopetrol SA
3,920,000	4.63%, 11/02/2031	3,026,453
3,080,000	8.63%, 01/19/2029	3,087,084
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(8)	849,680
735,000	4.88%, 03/30/2026(1)(8)	681,904
695,000	5.88%, 03/30/2031(1)(8)	607,256
680,000	8.50%, 09/30/2033(1)(8)	678,300
775,000	EQT Corp. 3.63%, 05/15/2031(1)(7)	665,484
	Equinor ASA
675,000	3.63%, 04/06/2040	565,383
320,000	3.70%, 04/06/2050	259,590
	Hess Corp.
417,000	7.13%, 03/15/2033	454,684
285,000	7.30%, 08/15/2031	312,400
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(8)	1,952,975
1,375,000	Marathon Oil Corp. 6.60%, 10/01/2037	1,369,506
	Ovintiv, Inc.
1,370,000	6.25%, 07/15/2033	1,350,865
355,000	6.50%, 08/15/2034	355,595
785,000	6.63%, 08/15/2037	774,495
185,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	183,813
	Shell International Finance BV
485,000	2.88%, 11/26/2041	361,843
620,000	3.00%, 11/26/2051	436,069
575,000	3.25%, 04/06/2050	426,868
2,140,000	Var Energi ASA 7.50%, 01/15/2028(1)	2,199,343
2,200,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	2,111,379
		31,382,666
	Packaging & Containers - 0.4%
	Ball Corp.
795,000	4.00%, 11/15/2023	789,038
6,115,000	6.00%, 06/15/2029	6,069,137
		6,858,175
	Pharmaceuticals - 0.2%
965,000	Cigna Group 5.40%, 03/15/2033	981,893
	CVS Health Corp.
435,000	4.13%, 04/01/2040	364,977
1,650,000	5.13%, 02/21/2030	1,637,858
525,000	5.25%, 01/30/2031	522,748
		3,507,476
	Pipelines - 1.2%
570,000	Cheniere Energy Partners LP 5.95%, 06/30/2033(1)	572,388
690,000	Enbridge, Inc. 5.70%, 03/08/2033	698,917
	Energy Transfer LP
775,000	4.95%, 06/15/2028	751,519
1,060,000	5.25%, 04/15/2029	1,034,462
175,000	5.30%, 04/01/2044	151,268
125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	123,283
537,615	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	430,897
	Greensaif Pipelines Bidco Sarl
1,195,000	6.13%, 02/23/2038(1)	1,219,671
1,490,000	6.51%, 02/23/2042(1)	1,547,040

The accompanying notes are an integral part of these financial statements.
59

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Pipelines - 1.2% - (continued)
	MPLX LP
$ 55,000	2.65%, 08/15/2030	$ 45,991
960,000	4.95%, 09/01/2032	916,570
340,000	4.95%, 03/14/2052	287,917
	ONEOK, Inc.
855,000	3.40%, 09/01/2029	745,168
335,000	4.35%, 03/15/2029	311,590
715,000	5.20%, 07/15/2048	608,888
865,000	6.10%, 11/15/2032	879,641
	Plains All American Pipeline LP/PAA Finance Corp.
1,479,000	3.80%, 09/15/2030	1,311,787
715,000	4.90%, 02/15/2045	575,371
780,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	741,194
	Targa Resources Corp.
905,000	4.20%, 02/01/2033	800,313
490,000	6.13%, 03/15/2033	500,543
920,000	6.25%, 07/01/2052	896,454
270,000	6.50%, 02/15/2053	274,599
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
670,000	4.00%, 01/15/2032	578,856
280,000	4.88%, 02/01/2031	258,759
780,000	TransCanada PipeLines Ltd. 2.50%, 10/12/2031	628,762
400,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	355,455
	Western Midstream Operating LP
300,000	4.50%, 03/01/2028	283,053
145,000	4.75%, 08/15/2028	137,631
980,000	6.15%, 04/01/2033	982,636
	Williams Cos., Inc.
1,600,000	4.65%, 08/15/2032	1,514,555
725,000	5.65%, 03/15/2033	734,279
		20,899,457
	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
320,000	2.70%, 04/15/2031	265,080
965,000	3.65%, 03/15/2027	903,222
3,735,000	American Tower Trust I 5.49%, 03/15/2028(1)	3,736,409
	Crown Castle, Inc.
960,000	2.90%, 03/15/2027	878,216
2,780,000	4.80%, 09/01/2028	2,695,735
575,000	5.00%, 01/11/2028	564,117
1,660,000	EPR Properties 4.95%, 04/15/2028	1,484,357
	GLP Capital LP/GLP Financing II, Inc.
435,000	4.00%, 01/15/2031	375,867
1,025,000	5.30%, 01/15/2029	976,111
1,535,000	5.75%, 06/01/2028	1,501,513
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,126,719
	VICI Properties LP
2,332,000	4.95%, 02/15/2030	2,187,603
515,000	5.13%, 05/15/2032	481,848
		18,176,797
	Retail - 0.6%
	AutoZone, Inc.
765,000	4.75%, 08/01/2032	737,932
235,000	4.75%, 02/01/2033	225,025
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	2,990,387
1,735,000	5.63%, 01/01/2030(1)	1,568,161
	Gap, Inc.
2,041,000	3.63%, 10/01/2029(1)	1,442,531
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Retail - 0.6% - (continued)
$ 3,819,000	3.88%, 10/01/2031(1)	$ 2,608,198
1,755,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032(7)	1,689,849
		11,262,083
	Semiconductors - 0.6%
	Broadcom, Inc.
1,295,000	3.14%, 11/15/2035(1)	993,382
2,540,000	4.00%, 04/15/2029(1)	2,345,173
	Intel Corp.
715,000	3.10%, 02/15/2060	456,348
870,000	4.90%, 08/05/2052	801,060
410,000	5.13%, 02/10/2030	412,329
305,000	5.70%, 02/10/2053	310,295
745,000	5.90%, 02/10/2063	767,212
	Marvell Technology, Inc.
1,940,000	2.45%, 04/15/2028	1,693,514
85,000	2.95%, 04/15/2031	71,197
940,000	NVIDIA Corp. 3.50%, 04/01/2040	802,394
385,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	387,258
1,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	834,264
		9,874,426
	Software - 1.4%
5,959,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	5,354,281
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,249,763
	MSCI, Inc.
668,000	3.63%, 11/01/2031(1)	570,643
392,000	3.88%, 02/15/2031(1)	339,710
1,870,000	4.00%, 11/15/2029(1)	1,692,387
	Open Text Corp.
3,075,000	3.88%, 12/01/2029(1)	2,570,095
2,140,000	6.90%, 12/01/2027(1)	2,178,755
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	491,413
	Oracle Corp.
405,000	2.95%, 04/01/2030	353,224
2,900,000	3.85%, 04/01/2060	2,035,522
745,000	4.10%, 03/25/2061	548,739
70,000	4.13%, 05/15/2045	54,757
1,805,000	6.15%, 11/09/2029	1,879,356
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,106,671
		24,425,316
	Telecommunications - 0.8%
	AT&T, Inc.
470,000	2.55%, 12/01/2033	369,196
3,004,000	3.55%, 09/15/2055	2,100,119
1,266,000	3.80%, 12/01/2057	914,902
905,000	5.40%, 02/15/2034	905,964
3,170,000	Nokia Oyj 4.38%, 06/12/2027	2,985,936
	Rogers Communications, Inc.
385,000	3.80%, 03/15/2032(1)	336,436
975,000	4.55%, 03/15/2052(1)	782,869
	T-Mobile USA, Inc.
1,915,000	3.88%, 04/15/2030	1,764,069
1,010,000	5.05%, 07/15/2033	990,943
	Verizon Communications, Inc.
1,330,000	2.36%, 03/15/2032	1,069,266
805,000	2.55%, 03/21/2031	671,613
555,000	3.85%, 11/01/2042	448,182
1,143,000	4.27%, 01/15/2036	1,029,931
		14,369,426
	Trucking & Leasing - 0.4%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,582,879

The accompanying notes are an integral part of these financial statements.
60

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.6% - (continued)
	Trucking & Leasing - 0.4% - (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
$ 1,675,000	2.70%, 11/01/2024(1)	$ 1,598,102
1,575,000	4.00%, 07/15/2025(1)	1,506,304
1,170,000	4.40%, 07/01/2027(1)	1,104,049
		7,791,334
	Total Corporate Bonds (cost $548,288,748)	$ 508,149,681
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
	Angola - 0.1%
	Angolan Government International Bonds
1,600,000	8.00%, 11/26/2029(8)	$ 1,354,160
310,000	8.75%, 04/14/2032(1)	260,323
		1,614,483
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bonds 4.95%, 01/22/2035(1)	2,024,604
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 735,000	2.38%, 08/20/2030(1)	612,784
1,825,000	5.00%, 07/15/2032(1)	1,779,375
		2,392,159
	Brazil - 0.5%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	9,595,692
	Chile - 0.1%
EUR 1,605,000	Chile Government International Bonds 1.25%, 01/22/2051	911,591
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,685,000	5.00%, 06/15/2045	1,864,180
395,000	5.20%, 05/15/2049	273,951
1,180,000	5.63%, 02/26/2044	876,454
		3,014,585
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,143,990
	Ghana - 0.0%
418,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)(9)	179,857
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 5,610,000	1.63%, 04/28/2032(8)	4,640,198
$ 975,000	6.75%, 09/25/2052(1)	1,004,689
		5,644,887
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 3,795,000	1.10%, 03/12/2033	3,066,488
240,000	2.15%, 07/18/2024(8)	255,996
		3,322,484
	Ivory Coast - 0.1%
1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(8)	1,665,750
	Mexico - 0.0%
$ 290,000	Mexico Government International Bonds 6.34%, 05/04/2053	295,411
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.8% - (continued)
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 1,825,000	2.75%, 01/18/2025(8)	$ 1,893,263
2,165,000	3.68%, 06/03/2026(1)	2,205,936
		4,099,199
	Philippines - 0.2%
	Philippines Government International Bonds
3,315,000	1.20%, 04/28/2033	2,750,472
710,000	1.75%, 04/28/2041	501,392
		3,251,864
	Poland - 0.0%
$ 670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	666,015
	Romania - 0.5%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	1,965,222
3,725,000	2.75%, 04/14/2041(8)	2,487,487
1,315,000	3.38%, 02/08/2038(8)	1,028,864
3,241,000	4.63%, 04/03/2049(8)	2,727,694
		8,209,267
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
1,140,000	2.00%, 07/09/2039(8)	889,313
$ 990,000	5.00%, 01/18/2053(1)	915,948
		1,805,261
	Total Foreign Government Obligations (cost $65,725,184)	$ 49,837,099
MUNICIPAL BONDS - 1.4%
	Development - 0.3%
5,280,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 5,136,960
	General - 0.6%
720,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	630,047
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,751,006
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	3,813,047
		10,194,100
	School District - 0.2%
	Chicago Board of Education, IL, GO
365,000	6.04%, 12/01/2029	360,502
1,115,000	6.14%, 12/01/2039	1,053,025
2,315,000	6.32%, 11/01/2029	2,310,496
		3,724,023
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,018,862
	Utilities - 0.1%
2,395,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	2,403,745
	Utility - Electric - 0.0%
731,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	834,323
	Total Municipal Bonds (cost $27,548,194)	$ 25,312,013

The accompanying notes are an integral part of these financial statements.
61

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Entertainment - 0.0%
$ 104,959	Crown Finance U.S., Inc. 15.15%, 09/07/2023, 1 mo. USD SOFR + 10.00%	$ 105,900
	Oil & Gas Services - 0.0%
738,687	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(9)(11)	10,157
	Total Senior Floating Rate Interests (cost $841,604)	$ 116,057
U.S. GOVERNMENT AGENCIES - 48.6%
	Mortgage-Backed Agencies - 48.6%
	Federal Home Loan Mortgage Corp. - 7.4%
47,847	0.00%, 11/15/2036(12)(13)	$ 38,093
19,349,074	0.74%, 03/25/2027(3)(4)	361,508
4,823,067	0.75%, 10/25/2026(3)(4)	79,380
17,235,673	0.81%, 12/25/2030(3)(4)	729,962
10,196,193	0.88%, 06/25/2027(3)(4)	246,226
4,240,962	0.97%, 11/25/2030(3)(4)	210,508
2,298,300	1.00%, 02/25/2051	1,899,038
7,746,471	1.12%, 10/25/2030(3)(4)	438,534
12,832,430	1.21%, 06/25/2030(3)(4)	790,230
9,856,614	1.50%, 05/15/2037(4)	579,130
866,381	1.50%, 11/01/2051	670,331
6,244,852	1.68%, 05/25/2030(3)(4)	524,807
677,038	1.75%, 10/15/2042	576,356
1,648,878	2.00%, 05/01/2036	1,462,901
700,172	2.00%, 06/01/2036	621,280
322,482	2.00%, 12/01/2040	276,710
1,995,076	2.00%, 05/01/2041	1,704,344
2,227,682	2.00%, 12/01/2041	1,893,809
1,757,471	2.00%, 10/01/2050	1,446,028
1,715,380	2.00%, 02/01/2051	1,413,470
8,788,280	2.00%, 03/01/2051	7,214,685
2,945,112	2.00%, 04/01/2051	2,414,876
1,682,734	2.00%, 05/01/2051	1,391,139
717,437	2.00%, 08/01/2051	587,378
729,197	2.00%, 11/01/2051	598,132
3,213,420	2.00%, 04/01/2052	2,638,253
3,885,854	2.00%, 06/15/2052(4)	475,481
233,741	2.50%, 05/15/2028(4)	9,576
1,011,487	2.50%, 05/01/2050	869,096
1,195,554	2.50%, 06/01/2050	1,019,838
4,903,149	2.50%, 07/01/2050	4,191,065
2,051,248	2.50%, 11/01/2050	1,751,008
625,107	2.50%, 02/01/2051	537,485
2,108,427	2.50%, 03/01/2051	1,798,462
2,532,605	2.50%, 03/25/2051(4)	356,900
781,807	2.50%, 05/01/2051	666,410
966,601	2.50%, 07/01/2051	823,924
672,627	2.50%, 08/01/2051	573,563
1,214,542	2.50%, 10/01/2051	1,032,957
3,105,836	2.50%, 03/15/2052(4)	442,438
2,038,077	2.50%, 03/25/2052	1,764,556
888,286	2.50%, 04/01/2052	754,490
509,352	3.00%, 03/15/2028(4)	23,874
748,089	3.00%, 08/01/2029	713,886
219,666	3.00%, 05/15/2032(4)	5,512
2,224,593	3.00%, 10/01/2032	2,094,552
344,811	3.00%, 03/15/2033(4)	29,753
1,433,769	3.00%, 04/01/2033	1,347,755
2,082,843	3.00%, 11/01/2036	1,927,826
1,151,348	3.00%, 01/01/2037	1,065,309
2,025,000	3.00%, 03/25/2040	1,753,197
598,174	3.00%, 05/15/2046	546,540
3,762,617	3.00%, 11/01/2046	3,372,508
994,577	3.00%, 12/01/2046	891,289
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Federal Home Loan Mortgage Corp. - 7.4% - (continued)
$ 829,298	3.00%, 07/01/2050	$ 735,147
2,964,374	3.00%, 09/25/2051(4)	482,417
2,234,499	3.00%, 10/01/2051	1,984,215
848,769	3.00%, 01/01/2052	754,606
1,066,443	3.00%, 05/01/2052	946,296
378,408	3.25%, 11/15/2041	347,541
99,169	3.50%, 09/15/2026(4)	3,489
107,710	3.50%, 03/15/2027(4)	3,170
986,295	3.50%, 05/15/2034(4)	76,288
1,469,496	3.50%, 08/01/2034	1,392,502
575,967	3.50%, 03/15/2041(4)	21,045
424,864	3.50%, 10/15/2045	383,701
388,516	3.50%, 06/01/2046	361,815
1,171,266	3.50%, 12/15/2046	1,074,899
1,277,170	3.50%, 10/01/2047	1,180,289
488,418	3.50%, 12/01/2047	450,847
7,005,905	3.50%, 03/01/2048	6,477,347
202,457	3.50%, 08/01/2048	188,560
575,976	4.00%, 08/01/2025	563,702
207,408	4.00%, 12/15/2026(4)	4,871
333,912	4.00%, 07/15/2027(4)	8,224
202,318	4.00%, 03/15/2028(4)	6,434
118,508	4.00%, 06/15/2028(4)	4,244
352,130	4.00%, 07/15/2030(4)	27,395
1,373,179	4.00%, 05/25/2040(4)	205,368
1,368,354	4.00%, 09/15/2041	1,295,463
1,203,493	4.00%, 05/01/2042	1,158,365
445,399	4.00%, 08/01/2042	428,688
586,339	4.00%, 09/01/2042	564,342
31,569	4.00%, 07/01/2044	30,505
119,482	4.00%, 06/01/2045	114,319
437,542	4.00%, 02/01/2046	418,953
119,312	4.00%, 09/01/2048	113,874
2,729,212	4.00%, 04/01/2049	2,600,513
1,402,175	4.00%, 07/01/2049	1,336,792
210,988	4.50%, 09/01/2044	207,361
1,072,349	4.75%, 07/15/2039	1,041,045
438,273	5.00%, 09/15/2033(4)	65,358
7,983	5.00%, 03/01/2039	7,963
126,294	5.00%, 08/01/2039	127,405
6,091	5.00%, 09/01/2039	6,071
7,075	5.00%, 12/01/2039	7,098
6,298	5.00%, 04/01/2041	6,353
14,928	5.00%, 04/01/2044	15,059
10,220	5.00%, 05/01/2044	10,259
544,045	5.00%, 02/15/2048(4)	109,975
617,531	5.00%, 08/01/2052	605,991
17,678,630	5.00%, 09/01/2052	17,343,577
1,753,350	5.00%, 04/01/2053	1,722,925
12,479	5.50%, 03/01/2028	12,440
27,096	5.50%, 04/01/2033	27,693
380,836	5.50%, 05/01/2034	390,288
6,772	5.50%, 05/01/2037	6,968
18,534	5.50%, 11/01/2037	19,069
34,234	5.50%, 02/01/2038	35,160
14,294	5.50%, 04/01/2038	14,683
18,806	5.50%, 06/01/2038	19,307
1,944,200	5.50%, 08/01/2038	1,999,827
196,964	5.50%, 09/01/2038	202,209
3,806	5.50%, 12/01/2039	3,909
50,629	5.50%, 02/01/2040	51,987
170,233	5.50%, 05/01/2040	174,870
164,373	5.50%, 08/01/2040	168,784
851,256	5.50%, 06/01/2041	874,098
706,876	5.50%, 10/15/2046(4)	134,837
2,399,363	5.50%, 02/01/2053	2,397,229

The accompanying notes are an integral part of these financial statements.
62

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Federal Home Loan Mortgage Corp. - 7.4% - (continued)
$ 857	6.00%, 07/01/2029	$ 866
92,088	6.00%, 10/01/2032	95,069
21,717	6.00%, 11/01/2032	21,961
114,440	6.00%, 12/01/2032	117,910
8,929	6.00%, 11/01/2033	9,259
18,573	6.00%, 01/01/2034	19,266
9,062	6.00%, 02/01/2034	9,396
90,062	6.00%, 08/01/2034	93,644
96,306	6.00%, 09/01/2034	100,106
146,540	6.00%, 01/01/2035	148,274
575,024	6.00%, 11/01/2037	597,938
1,418,249	6.00%, 12/01/2052	1,449,269
687,618	6.00%, 03/01/2053	702,675
118	6.50%, 08/01/2032	121
292,808	6.50%, 07/15/2036	296,143
63,162	6.50%, 12/01/2037	66,577
32	7.50%, 09/01/2029	32
1,432,000	7.97%, 04/25/2042, 1 mo. USD SOFR + 2.90%(1)(2)	1,429,766
1,310,000	8.32%, 04/25/2043, 3 mo. USD SOFR + 3.25%(1)(2)	1,314,902
3,745,000	8.42%, 06/25/2043, 3 mo. USD SOFR + 3.35%(1)(2)	3,782,450
2,720,000	8.57%, 05/25/2043, 3 mo. USD SOFR + 3.50%(1)(2)	2,767,584
620,000	8.62%, 08/25/2042, 1 mo. USD SOFR + 3.55%(1)(2)	628,525
1,155,000	8.77%, 09/25/2042, 1 mo. USD SOFR + 3.70%(1)(2)	1,191,094
1,525,000	9.07%, 07/25/2042, 1 mo. USD SOFR + 4.00%(1)(2)	1,570,750
		131,615,959
	Federal National Mortgage Association - 14.5%
55,521	0.00%, 03/25/2036(12)(13)	46,843
482,725	0.00%, 06/25/2036(12)(13)	411,307
393,170	0.00%, 06/25/2041(12)(13)	292,610
893,573	0.10%, 08/25/2044(3)(4)	44,770
1,221,363	0.14%, 04/25/2055(3)(4)	47,046
1,185,024	0.25%, 05/25/2046(3)(4)	48,603
860,956	0.33%, 06/25/2055(3)(4)	39,745
7,919,340	0.40%, 01/25/2030(3)(4)	86,210
5,864,372	1.50%, 09/01/2051	4,539,260
339,643	1.50%, 10/01/2051	262,786
640,400	1.50%, 04/01/2052	495,484
9,388,516	1.53%, 05/25/2029(3)(4)	483,200
1,124,426	1.75%, 12/25/2042	970,433
1,681,448	2.00%, 05/01/2036	1,491,835
2,529,649	2.00%, 06/01/2036	2,256,966
1,907,576	2.00%, 08/01/2036	1,692,582
1,202,398	2.00%, 09/01/2036	1,066,774
871,200	2.00%, 12/01/2036	773,031
672,166	2.00%, 09/25/2039	581,820
1,327,332	2.00%, 09/01/2040	1,143,073
3,012,591	2.00%, 12/01/2040	2,583,704
1,213,970	2.00%, 04/01/2041	1,037,070
417,318	2.00%, 05/01/2041	356,510
1,589,499	2.00%, 10/01/2041	1,351,608
7,881,900	2.00%, 12/01/2050	6,484,650
9,872,302	2.00%, 02/01/2051	8,108,317
14,530,904	2.00%, 03/01/2051	11,897,411
14,899,046	2.00%, 04/01/2051	12,209,595
1,637,520	2.00%, 05/01/2051	1,340,914
553,148	2.00%, 07/01/2051	453,620
720,130	2.00%, 10/01/2051	591,775
3,786,447	2.00%, 03/25/2052(4)	478,241
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Federal National Mortgage Association - 14.5% - (continued)
$ 24,833	2.00%, 04/01/2052	$ 20,290
800,230	2.25%, 04/01/2033	662,263
227,219	2.50%, 06/25/2028(4)	9,183
2,203,190	2.50%, 09/01/2040	1,945,328
93,107	2.50%, 01/01/2043	80,357
2,251,811	2.50%, 02/01/2043	1,943,443
759,680	2.50%, 03/01/2043	655,643
1,623,367	2.50%, 05/01/2043	1,388,196
1,275,707	2.50%, 06/01/2043	1,100,983
692,140	2.50%, 04/01/2045	596,272
1,173,317	2.50%, 06/01/2050	1,001,623
199,701	2.50%, 07/01/2050	170,354
1,809,507	2.50%, 09/01/2050	1,547,989
3,201,972	2.50%, 10/01/2050	2,749,878
1,327,293	2.50%, 01/01/2051	1,136,264
3,126,997	2.50%, 02/25/2051(4)	494,008
20,888,607	2.50%, 05/01/2051	17,815,855
2,604,996	2.50%, 06/01/2051	2,216,497
1,504,833	2.50%, 07/01/2051	1,284,549
1,033,877	2.50%, 09/01/2051	881,836
995,217	2.50%, 10/01/2051	844,401
14,925,219	2.50%, 11/01/2051	12,804,649
1,798,044	2.50%, 12/01/2051	1,540,463
1,765,136	2.50%, 01/01/2052	1,511,726
2,568,770	2.50%, 03/01/2052	2,190,238
1,766,815	2.50%, 04/01/2052	1,506,502
2,392,854	2.50%, 09/25/2052(4)	372,641
2,263,312	2.50%, 01/01/2057	1,919,222
249,614	3.00%, 02/25/2027(4)	4,737
181,840	3.00%, 09/25/2027(4)	7,326
1,124,344	3.00%, 01/25/2028(4)	43,144
2,197,537	3.00%, 04/25/2033(4)	145,177
586,867	3.00%, 08/01/2033	552,558
1,384,587	3.00%, 03/01/2037	1,278,825
1,670,242	3.00%, 03/25/2043	1,463,340
1,932,204	3.00%, 04/25/2043	1,734,389
1,216,594	3.00%, 09/01/2048	1,089,088
1,291,325	3.00%, 08/25/2049	1,161,295
830,822	3.00%, 02/01/2050	741,319
2,957,639	3.00%, 08/01/2050	2,624,775
1,177,389	3.00%, 10/01/2050	1,042,708
1,621,079	3.00%, 12/01/2050	1,435,646
518,057	3.00%, 04/01/2051	458,813
1,564,627	3.00%, 05/01/2051	1,397,737
4,188,109	3.00%, 08/01/2051	3,709,915
2,989,886	3.00%, 09/01/2051	2,650,442
4,186,293	3.00%, 10/01/2051	3,709,173
4,871,451	3.00%, 11/01/2051	4,303,689
2,311,500	3.00%, 12/01/2051	2,046,069
1,034,400	3.00%, 01/01/2052	914,416
1,242,678	3.00%, 04/01/2052	1,103,790
1,518,866	3.00%, 05/01/2052	1,348,111
196,694	3.50%, 05/25/2027(4)	8,282
320,137	3.50%, 10/25/2027(4)	15,445
475,313	3.50%, 05/25/2030(4)	32,166
125,847	3.50%, 08/25/2030(4)	7,002
164,295	3.50%, 02/25/2031(4)	5,476
348,645	3.50%, 09/25/2035(4)	34,131
2,185,811	3.50%, 11/25/2039(4)	201,479
1,678,000	3.50%, 01/25/2042	1,527,733
2,141,375	3.50%, 11/25/2042	1,952,603
719,808	3.50%, 10/01/2044	670,749
680,674	3.50%, 02/01/2045	633,678
609,746	3.50%, 01/01/2046	567,287
470,858	3.50%, 03/01/2046	438,309
1,047,991	3.50%, 09/01/2046	971,902

The accompanying notes are an integral part of these financial statements.
63

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Federal National Mortgage Association - 14.5% - (continued)
$ 497,779	3.50%, 10/01/2046	$ 461,874
382,469	3.50%, 10/25/2046(4)	66,333
600,044	3.50%, 11/01/2046	558,163
779,123	3.50%, 05/01/2047	724,775
1,770,290	3.50%, 09/01/2047	1,634,779
322,991	3.50%, 12/01/2047	299,644
1,096,864	3.50%, 01/01/2048	1,012,519
255,022	3.50%, 02/01/2048	235,799
1,213,494	3.50%, 07/01/2048	1,128,841
2,637,621	3.50%, 04/01/2052	2,410,544
4,340,708	3.50%, 09/01/2057	3,956,730
2,489,754	3.50%, 05/01/2058	2,269,513
2,417,072	3.50%, 12/25/2058	2,207,853
1,620,000	3.52%, 11/01/2032	1,497,868
206,466	4.00%, 06/01/2025	201,584
99,544	4.00%, 10/01/2025	97,282
1,400,475	4.00%, 10/01/2040	1,346,469
572,412	4.00%, 11/01/2040	550,326
422,289	4.00%, 12/01/2040	405,995
209,058	4.00%, 02/01/2041	198,285
580,582	4.00%, 03/01/2041	558,174
1,427,453	4.00%, 06/01/2041	1,357,480
217,277	4.00%, 03/25/2042(4)	26,900
257,124	4.00%, 08/01/2042	247,143
574,647	4.00%, 09/01/2042	552,463
140,579	4.00%, 11/25/2042(4)	14,476
80,742	4.00%, 03/01/2045	77,224
486,240	4.00%, 07/01/2045	464,953
135,775	4.00%, 05/01/2046	129,522
540,578	4.00%, 06/01/2046	515,609
542,862	4.00%, 04/01/2047	518,202
1,337,465	4.00%, 10/01/2047	1,275,201
3,241,966	4.00%, 06/01/2048	3,090,897
645,379	4.00%, 09/01/2048	615,259
3,570,792	4.00%, 04/01/2049	3,379,672
2,491,602	4.00%, 04/01/2050	2,375,394
1,613,084	4.00%, 06/01/2052	1,517,111
1,163,291	4.03%, 06/01/2028	1,129,254
1,475,000	4.19%, 04/01/2028	1,440,027
571,672	4.37%, 05/01/2028	564,483
1,065,000	4.41%, 04/01/2030	1,048,361
1,380,916	4.46%, 05/01/2028	1,364,858
48,504	4.50%, 04/01/2025	47,887
66,735	4.50%, 07/25/2027(4)	1,312
795,000	4.50%, 04/01/2033	795,926
375,989	4.50%, 09/01/2035	369,700
1,247,672	4.50%, 12/01/2037	1,228,933
1,305,012	4.50%, 08/01/2040	1,289,180
1,175,979	4.50%, 10/01/2040	1,161,724
567,386	4.50%, 10/01/2041	560,507
1,382,380	4.50%, 08/25/2043(4)	272,876
490,099	4.50%, 09/01/2043	484,158
625,016	4.50%, 04/01/2049	611,437
2,694,147	4.50%, 01/01/2051	2,638,447
1,871,796	4.50%, 03/01/2053	1,800,415
715,578	4.51%, 05/01/2033	714,710
380,000	4.75%, 04/01/2028	380,138
25,484	5.00%, 06/01/2025	25,331
190,370	5.00%, 04/25/2038	183,783
2,094,522	5.00%, 07/01/2052	2,055,448
1,378,190	5.00%, 08/01/2052	1,352,524
16,937,678	5.00%, 09/01/2052	16,616,668
88,271	5.50%, 06/01/2033	90,356
67,052	5.50%, 08/01/2033	68,563
468,525	5.50%, 09/01/2033	479,598
417,761	5.50%, 12/01/2033	427,627
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Federal National Mortgage Association - 14.5% - (continued)
$ 294,867	5.50%, 01/01/2034	$ 301,837
1,614,698	5.50%, 11/01/2035	1,654,351
445,618	5.50%, 04/01/2036	457,262
349,425	5.50%, 09/01/2036	357,621
250,202	5.50%, 04/25/2037	253,050
1,376,349	5.50%, 11/25/2040(4)	189,699
938,602	5.50%, 06/25/2042(4)	195,289
1,253,874	5.50%, 08/25/2044(4)	226,174
850,814	5.50%, 11/01/2052	849,480
4,759,988	5.50%, 12/01/2052	4,754,404
2,500,000	5.50%, 06/01/2053	2,489,290
38,698	5.54%, 05/25/2042(3)(4)	2,965
192,332	6.00%, 12/01/2032	195,105
155,589	6.00%, 01/01/2033	158,006
21,981	6.00%, 02/01/2033	22,203
157,523	6.00%, 03/01/2033	161,504
384,551	6.00%, 02/01/2037	399,414
856,486	6.00%, 01/25/2042(4)	81,122
1,496,307	6.00%, 05/01/2053	1,529,474
144	6.50%, 05/01/2031	147
553	6.50%, 09/01/2031	569
575	6.50%, 07/01/2032	588
526	7.00%, 07/01/2029	536
66	7.00%, 12/01/2030	65
71	7.00%, 03/01/2032	73
500	7.00%, 09/01/2032	499
585	7.50%, 06/01/2027	591
6,410	7.50%, 03/01/2030	6,493
5,855	7.50%, 04/01/2030	5,855
615	7.50%, 06/01/2030	627
1,060	7.50%, 07/01/2030	1,079
314	7.50%, 08/01/2030	319
4,140	7.50%, 05/01/2031	4,195
4,008	7.50%, 06/01/2031	3,997
481	7.50%, 08/01/2031	485
15,526	7.50%, 09/01/2031	15,478
48	7.50%, 05/01/2032	49
		257,596,152
	Government National Mortgage Association - 9.1%
2,620,453	2.00%, 10/20/2050	2,214,182
7,770,000	2.00%, 07/20/2053(14)	6,526,800
479,743	2.50%, 12/16/2039	436,835
892,878	2.50%, 07/20/2041	788,282
2,347,107	2.50%, 09/20/2051	2,033,966
7,806,908	2.50%, 10/20/2051	6,763,115
17,675,000	2.50%, 07/20/2053(14)	15,299,922
211,421	3.00%, 09/20/2028(4)	8,664
2,655,960	3.00%, 05/20/2035(4)	161,022
289,485	3.00%, 02/16/2043(4)	35,762
1,437,072	3.00%, 03/15/2045	1,294,643
69,315	3.00%, 04/15/2045	62,448
1,242,546	3.00%, 07/15/2045	1,119,409
28,277	3.00%, 08/15/2045	25,475
7,990,927	3.00%, 04/20/2051	7,181,040
2,381,408	3.00%, 08/20/2051	2,135,854
3,048,740	3.00%, 09/20/2051	2,734,453
7,756,495	3.00%, 12/20/2051	6,944,587
1,612,789	3.00%, 02/20/2052	1,450,019
964,129	3.00%, 04/20/2052	861,319
3,856,676	3.00%, 07/20/2052	3,446,828
13,546,000	3.00%, 07/20/2053(14)	12,102,504
77,809	3.50%, 02/16/2027(4)	2,685
224,353	3.50%, 03/20/2027(4)	8,714
158,532	3.50%, 07/20/2040(4)	4,980
201,245	3.50%, 02/20/2041(4)	5,117
580,532	3.50%, 04/20/2042(4)	26,900

The accompanying notes are an integral part of these financial statements.
64

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Government National Mortgage Association - 9.1% - (continued)
$ 1,565,423	3.50%, 10/20/2042(4)	$ 252,532
185,396	3.50%, 11/15/2042	174,900
4,723	3.50%, 12/15/2042	4,455
112,448	3.50%, 02/15/2043	106,080
5,702	3.50%, 03/15/2043	5,381
884,517	3.50%, 04/15/2043	834,427
2,161,556	3.50%, 05/15/2043	2,039,159
139,541	3.50%, 05/20/2043(4)	20,222
587,136	3.50%, 07/20/2043(4)	76,142
1,470,644	3.50%, 06/20/2046	1,379,615
372,905	3.50%, 07/20/2046	349,323
388,103	3.50%, 10/20/2046	363,554
1,551,694	3.50%, 02/20/2047	1,453,572
457,375	3.50%, 08/20/2047	427,478
319,175	3.50%, 11/20/2047	298,601
391,915	3.50%, 03/20/2048	366,692
1,206,762	3.50%, 07/20/2049	1,124,958
1,909,770	3.50%, 08/20/2052	1,762,804
21,598,220	3.50%, 09/20/2052	19,935,723
596,850	3.50%, 11/20/2052	550,908
859,000	3.50%, 07/20/2053(14)	792,964
938,955	3.88%, 08/15/2042	906,491
46,560	4.00%, 12/16/2026(4)	1,197
720,384	4.00%, 05/20/2029(4)	21,535
1,679,340	4.00%, 07/20/2040	1,630,420
1,870,070	4.00%, 09/20/2040	1,815,635
2,938,467	4.00%, 10/20/2040	2,851,277
771,101	4.00%, 12/20/2040	748,669
180,065	4.00%, 05/16/2042(4)	19,245
2,380,947	4.00%, 09/16/2042(4)	472,262
291,202	4.00%, 03/20/2043(4)	51,491
134,822	4.00%, 01/20/2044(4)	23,554
947,131	4.00%, 01/16/2046(4)	149,641
867,542	4.00%, 03/20/2047(4)	127,114
421,068	4.00%, 11/20/2047	400,808
1,170,948	4.00%, 03/20/2048	1,114,842
2,998,858	4.00%, 07/20/2048	2,873,511
94,560	4.50%, 11/15/2039	92,353
508,832	4.50%, 05/15/2040	502,792
1,881,500	4.50%, 05/20/2040	1,869,596
93,122	4.50%, 07/15/2041	90,938
466,559	4.50%, 04/20/2045(4)	85,828
1,715,707	4.50%, 08/20/2045(4)	322,939
164,151	4.50%, 01/20/2046	162,812
1,213,440	4.50%, 01/20/2047(4)	138,470
1,254,626	4.50%, 05/20/2048(4)	195,792
359,114	4.50%, 05/20/2052	347,053
7,895,000	4.50%, 07/20/2053(14)	7,625,151
1,099,597	5.00%, 02/16/2040(4)	224,016
589,095	5.00%, 06/15/2041	597,565
667,653	5.00%, 10/16/2041(4)	104,712
829,142	5.00%, 03/15/2044	841,360
233,561	5.00%, 01/16/2047(4)	46,677
4,224,154	5.00%, 07/15/2052	4,177,598
22,405,000	5.00%, 07/20/2053(14)	22,033,917
214,021	5.50%, 03/15/2033	215,625
343,877	5.50%, 04/15/2033	346,811
347,505	5.50%, 05/15/2033	350,906
458,662	5.50%, 10/20/2034	472,714
790,446	5.50%, 03/20/2039(4)	136,166
805,710	5.50%, 02/16/2047(4)	134,638
504,925	5.50%, 02/20/2047(4)	81,225
114	6.00%, 12/15/2023	116
452	6.00%, 01/15/2029	457
411	6.00%, 04/15/2029	416
16,269	6.00%, 12/15/2031	16,471
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	Government National Mortgage Association - 9.1% - (continued)
$ 422	6.00%, 10/15/2032	$ 438
9,699	6.00%, 06/15/2033	9,986
207	6.00%, 03/15/2034	210
18,397	6.00%, 08/15/2034	19,138
27,513	6.00%, 09/15/2034	28,061
20,108	6.00%, 02/15/2035	21,018
33,267	6.00%, 03/15/2036	34,436
38,406	6.00%, 05/15/2036	39,527
89,610	6.00%, 06/15/2036	92,631
9,300	6.00%, 06/15/2037	9,413
21,955	6.00%, 08/15/2037	22,646
31,721	6.00%, 08/15/2039	32,532
810,003	6.00%, 09/20/2040(4)	151,640
56,889	6.00%, 06/15/2041	59,255
781,322	6.00%, 02/20/2046(4)	156,225
13,158	6.50%, 06/15/2028	13,418
300	6.50%, 07/15/2028	305
632	6.50%, 08/15/2028	644
1,543	6.50%, 09/15/2028	1,574
802	6.50%, 11/15/2028	818
3,122	6.50%, 12/15/2028	3,184
6,961	6.50%, 02/15/2029	7,100
60,807	6.50%, 03/15/2029	62,037
16,105	6.50%, 04/15/2029	16,423
5,299	6.50%, 05/15/2029	5,404
81,496	6.50%, 06/15/2029	83,112
2,435	6.50%, 07/15/2029	2,483
98	6.50%, 03/15/2031	99
78,019	6.50%, 04/15/2031	79,564
22,729	6.50%, 05/15/2031	23,232
4,710	6.50%, 06/15/2031	4,870
112,404	6.50%, 07/15/2031	114,634
16,076	6.50%, 08/15/2031	16,395
34,157	6.50%, 09/15/2031	34,835
78,813	6.50%, 10/15/2031	80,376
155,436	6.50%, 11/15/2031	158,525
31,697	6.50%, 12/15/2031	32,768
101,629	6.50%, 01/15/2032	103,686
19,988	6.50%, 02/15/2032	20,501
26,488	6.50%, 03/15/2032	27,013
97,005	6.50%, 04/15/2032	98,927
223	6.50%, 05/15/2032	227
13,244	6.50%, 06/15/2032	13,506
186	7.00%, 02/15/2031	185
85	7.00%, 06/15/2031	84
62	7.00%, 08/15/2031	63
		162,100,969
	Uniform Mortgage-Backed Security - 17.6%
50,092,000	2.00%, 07/15/2053(14)	40,864,114
4,425,000	2.50%, 07/15/2038(14)	4,028,738
9,010,000	3.00%, 07/15/2038(14)	8,407,456
1,275,000	3.00%, 07/15/2053(14)	1,122,398
2,085,000	3.50%, 07/15/2038(14)	1,981,315
1,550,000	3.50%, 07/15/2053(14)	1,412,680
33,784,000	4.50%, 07/15/2038(14)	33,130,755
130,882,000	4.50%, 07/15/2053(14)	125,876,786
22,005,000	5.00%, 07/15/2053(14)	21,571,776
65,339,000	5.50%, 07/15/2053(14)	65,050,590
9,200,000	6.00%, 07/15/2053(14)	9,284,094
		312,730,702
	Total U.S. Government Agencies (cost $901,347,704)	$ 864,043,782

The accompanying notes are an integral part of these financial statements.
65

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 13.9%
	U.S. Treasury Securities - 13.9%
	U.S. Treasury Bonds - 11.7%
$ 24,645,000	1.25%, 05/15/2050	$ 13,826,230
5,115,000	1.88%, 11/15/2051	3,369,307
7,090,000	2.25%, 08/15/2046	5,168,499
15,065,000	2.25%, 02/15/2052	10,867,985
7,860,000	2.38%, 11/15/2049	5,856,314
90,455,000	2.88%, 08/15/2045	74,505,240
6,175,000	3.00%, 02/15/2047	5,189,412
20,715,000	3.13%, 08/15/2044(15)	17,890,154
14,975,000	3.38%, 08/15/2042	13,571,679
26,860,000	3.38%, 05/15/2044(16)	24,169,803
35,500,000	3.38%, 11/15/2048(17)	32,012,402
1,635,000	3.75%, 11/15/2043	1,559,892
		207,986,917
	U.S. Treasury Inflation-Protected Bonds - 1.2%
6,253,100	0.13%, 02/15/2052(18)	4,129,244
24,916,742	0.25%, 02/15/2050(18)	17,356,555
		21,485,799
	U.S. Treasury Inflation-Protected Notes - 1.0%
11,128,451	0.25%, 07/15/2029(18)	10,156,233
6,958,773	0.75%, 07/15/2028(18)	6,590,923
		16,747,156
	Total U.S. Government Securities (cost $315,777,239)	$ 246,219,872
COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources Marcellus Holdings LLC Class A*(19)	$ 64,657
30,559	PES Energy Liquidating Trust*(19)	—
	Total Common Stocks (cost $468,790)	$ 64,657
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 6.28%(20)	$ 1,626,571
	Total Preferred Stocks (cost $1,591,820)	$ 1,626,571
	Total Long-Term Investments (cost $2,308,699,876)	$ 2,104,075,799
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.5%
9,845,304	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $9,849,447; collateralized by U.S. Treasury Bond at 2.88%, maturing 05/15/2049, with a market value of $10,042,290	$ 9,845,304
	Securities Lending Collateral - 0.3%
727,172	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(21)	727,172
2,423,904	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(21)	2,423,904
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
727,171	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(21)		$ 727,171
727,171	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(21)		727,171
			4,605,418
	Total Short-Term Investments (cost $14,450,722)		$ 14,450,722
	Total Investments Excluding Purchased Options (cost $2,323,150,598)	119.2%	$ 2,118,526,521
	Total Purchased Options (cost $256,500)	0.0%	$ 247,944
	Total Investments (cost $2,323,407,098)	119.2%	$ 2,118,774,465
	Other Assets and Liabilities	(19.2)%	(341,977,690)
	Total Net Assets	100.0%	$ 1,776,796,775
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $526,260,514, representing 29.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.
66

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $22,974,603, representing 1.3% of net assets.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2023.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2023, the market value of securities pledged was $11,270,408.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2023, the market value of securities pledged was $5,579,031.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of June 30, 2023, the market value of securities pledged was $121,737.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	Investment valued using significant unobservable inputs.
(20)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(21)	Current yield as of period end.

OTC Swaptions Outstanding at June 30, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	2,250,000	$ 122,737	$ 128,250	$ (5,513)
Put
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	2,250,000	$ 125,207	$ 128,250	$ (3,043)
Total purchased OTC swaption contracts							$ 247,944	$ 256,500	$ (8,556)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,509	09/29/2023	$ 306,845,718	$ (819,886)
U.S. Treasury 5-Year Note Future	1,585	09/29/2023	169,743,594	(2,935,359)
U.S. Treasury 10-Year Ultra Future	570	09/20/2023	67,509,375	(785,955)
U.S. Treasury Ultra Bond Future	241	09/20/2023	32,828,719	13,032
Total				$ (4,528,168)
Short position contracts:
Euro BUXL 30-Year Bond Future	195	09/07/2023	$ 29,704,656	$ (730,455)
Euro-BOBL Future	478	09/07/2023	60,353,614	520,882
Euro-BUND Future	144	09/07/2023	21,014,947	42,532
U.S. Treasury 10-Year Note Future	95	09/20/2023	10,665,234	189,239
U.S. Treasury Ultra Bond Future	467	09/20/2023	59,265,219	104,983
Total				$ 127,181
Total futures contracts				$ (4,400,987)

The accompanying notes are an integral part of these financial statements.
67

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.50%	$ 4,555,000	07/20/2053	$ (4,204,834)	$ 13,839
Government National Mortgage Association, 4.00%	1,745,000	07/20/2053	(1,651,002)	4,363
Uniform Mortgage-Backed Security, 1.50%	200,000	07/15/2053	(154,594)	703
Uniform Mortgage-Backed Security, 2.50%	30,570,000	07/15/2053	(25,912,851)	15,055
Uniform Mortgage-Backed Security, 3.00%	27,930,000	07/15/2053	(24,587,128)	170,023
Uniform Mortgage-Backed Security, 3.50%	40,266,000	07/15/2053	(36,698,684)	294,739
Uniform Mortgage-Backed Security, 4.00%	14,363,000	07/15/2053	(13,477,095)	84,654
Total TBA sale commitments (proceeds receivable $107,269,564)			$ (106,686,188)	$ 583,376
At June 30, 2023, the aggregate market value of TBA Sale Commitments represents (6.0)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	28,270,000	(1.00%)	12/20/2027	Quarterly	$ 1,654,736	$ 1,157,669	$ (497,067)
Sell protection:
CDX.NA.HY.S40	USD	6,050,000	5.00%	06/20/2028	Quarterly	$ 104,334	$ 182,840	$ 78,506
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	6,073,000	(1.00%)	06/20/2027	Quarterly	$ 266,374	$ 64,445	$ (201,929)
Brazil Republic	USD	9,365,000	(1.00%)	06/20/2028	Quarterly	473,812	306,776	(167,036)
Total						$ 740,186	$ 371,221	$ (368,965)
Total centrally cleared credit default swap contracts						$ 2,499,256	$ 1,711,730	$ (787,526)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.16% Fixed	12 Mo. USD SOFR	USD	275,000	04/22/2036	Annual	$ —	$ —	$ 647	$ 647
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	38,784	—	582,272	543,488
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	43,143	—	243,623	200,480
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(67,845)	(67,974)	(129)
Total centrally cleared interest rate swaps contracts						$ 81,927	$ (67,845)	$ 758,568	$ 744,486

Foreign Currency Contracts Outstanding at June 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,086,517	USD	45,140,000	BRL	GSC	09/20/2023	$ (203,779)
217,160	USD	198,736	EUR	TDB	07/31/2023	(52)
29,246,262	USD	27,138,000	EUR	DEUT	09/20/2023	(487,491)
Total foreign currency contracts						$ (691,322)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
68

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 408,706,067	$ —	$ 408,706,067	$ —
Corporate Bonds	508,149,681	—	508,149,681	—
Foreign Government Obligations	49,837,099	—	49,837,099	—
Municipal Bonds	25,312,013	—	25,312,013	—
Senior Floating Rate Interests	116,057	—	116,057	—
U.S. Government Agencies	864,043,782	—	864,043,782	—
U.S. Government Securities	246,219,872	—	246,219,872	—
Common Stocks
Energy	64,657	—	—	64,657
Preferred Stocks	1,626,571	1,626,571	—	—
Short-Term Investments	14,450,722	4,605,418	9,845,304	—
Purchased Options	247,944	—	247,944	—
Futures Contracts(2)	870,668	870,668	—	—
Swaps - Credit Default(2)	78,506	—	78,506	—
Swaps - Interest Rate(2)	744,615	—	744,615	—
Total	$ 2,120,468,254	$ 7,102,657	$ 2,113,300,940	$ 64,657
Liabilities
Foreign Currency Contracts(2)	$ (691,322)	$ —	$ (691,322)	$ —
Futures Contracts(2)	(5,271,655)	(5,271,655)	—	—
Swaps - Credit Default(2)	(866,032)	—	(866,032)	—
Swaps - Interest Rate(2)	(129)	—	(129)	—
TBA Sale Commitments	(106,686,188)	—	(106,686,188)	—
Total	$ (113,515,326)	$ (5,271,655)	$ (108,243,671)	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
69

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.5%
	Asset-Backed - Automobile - 21.2%
	Ally Auto Receivables Trust
$ 1,934,428	4.62%, 10/15/2025	$ 1,926,062
961,068	5.29%, 06/16/2025	959,623
	American Credit Acceptance Receivables Trust
151,293	2.66%, 02/13/2026(1)	151,083
124,156	4.12%, 02/13/2026(1)	123,679
1,372,035	5.45%, 09/14/2026(1)	1,367,098
784,287	5.89%, 10/13/2026(1)	782,113
	AmeriCredit Automobile Receivables Trust
723,135	0.37%, 08/18/2025	716,650
650,000	0.68%, 10/19/2026	627,578
2,175,000	2.45%, 11/18/2026	2,104,970
729,461	4.20%, 12/18/2025	723,672
3,125,000	5.84%, 10/19/2026	3,124,598
	ARI Fleet Lease Trust
900,359	0.37%, 03/15/2030(1)	893,696
918,199	1.80%, 08/15/2028(1)	913,351
1,515,000	5.41%, 02/17/2032(1)	1,498,768
570,000	BMW Vehicle Lease Trust 5.27%, 02/25/2025	568,672
294,488	BMW Vehicle Owner Trust 2.52%, 12/26/2024	292,496
	Capital One Prime Auto Receivables Trust
1,186,491	2.71%, 06/16/2025	1,174,398
855,000	5.20%, 05/15/2026	851,330
	CarMax Auto Owner Trust
222,904	2.81%, 05/15/2025	221,501
865,000	4.75%, 10/15/2027	852,639
940,000	5.23%, 01/15/2026	936,513
1,570,000	5.50%, 06/15/2026	1,565,349
	Carvana Auto Receivables Trust
22,813	0.32%, 03/10/2028	22,705
197,809	0.35%, 06/12/2028	194,457
658,867	0.49%, 03/10/2026	641,172
406,470	0.70%, 01/10/2028	382,462
96,787	0.82%, 04/10/2025	96,628
433,354	0.83%, 09/11/2028	422,786
1,193,865	3.33%, 07/10/2025	1,188,000
524,821	4.42%, 12/10/2025	521,675
	Chesapeake Funding II LLC
323,583	0.87%, 08/15/2032(1)	321,965
549,927	5.42%, 04/15/2033, 1 mo. USD LIBOR + 0.23%(1)(2)	548,299
1,766,081	5.65%, 05/15/2035(1)	1,751,802
114,117	CIG Auto Receivables Trust 0.69%, 04/14/2025(1)	113,422
	CPS Auto Receivables Trust
49,078	0.61%, 10/15/2025(1)	48,970
156,831	0.98%, 04/16/2029(1)	155,932
691,290	2.88%, 06/15/2026(1)	682,686
203,721	2.90%, 12/15/2025(1)	203,113
516,633	4.18%, 04/15/2030(1)	512,703
1,272,641	5.54%, 03/16/2026(1)	1,267,639
1,552,275	5.91%, 08/16/2027(1)	1,547,881
897,084	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	873,733
1,084,272	Drive Auto Receivables Trust 1.02%, 06/15/2027	1,068,987
	DT Auto Owner Trust
1,079	0.33%, 04/15/2025(1)	1,250
215,092	0.56%, 09/15/2025(1)	213,839
706,953	2.88%, 06/15/2026(1)	698,918
2,660,852	5.48%, 04/15/2027(1)	2,651,785
1,612,754	5.88%, 04/15/2027(1)	1,607,845
	Enterprise Fleet Financing LLC
1,352,073	0.48%, 05/20/2027(1)	1,300,547
435,766	4.38%, 07/20/2029(1)	426,307
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.5% - (continued)
	Asset-Backed - Automobile - 21.2% - (continued)
$ 945,000	5.51%, 01/22/2029(1)	$ 936,952
1,435,000	5.56%, 04/22/2030(1)	1,426,748
1,605,000	5.76%, 10/22/2029(1)	1,598,802
634,652	5.79%, 06/20/2024(1)	634,853
208,317	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	203,932
	Exeter Automobile Receivables Trust
866,020	5.29%, 01/15/2025	865,683
750,000	5.60%, 08/17/2026	745,809
586,935	5.61%, 06/16/2025	586,496
377,463	5.73%, 11/17/2025	377,136
495,000	6.04%, 07/15/2026	494,270
595,000	6.11%, 09/15/2025	594,809
432,578	FHF Trust 0.83%, 12/15/2026(1)	412,027
	First Investors Auto Owner Trust
92,674	0.45%, 03/16/2026(1)	92,475
889,191	0.48%, 03/15/2027(1)	863,378
1,364,552	2.03%, 01/15/2027(1)	1,328,562
	Flagship Credit Auto Trust
530,998	0.36%, 07/15/2027(1)	519,029
274,597	0.37%, 12/15/2026(1)	272,237
1,017,581	0.81%, 07/17/2026(1)	991,000
1,329,270	3.28%, 08/15/2025(1)	1,322,877
444,469	4.06%, 10/15/2025(1)	441,957
1,555,000	5.76%, 04/15/2027(1)	1,547,257
	Ford Credit Auto Lease Trust
192,986	2.78%, 10/15/2024	192,339
1,300,000	5.19%, 06/15/2025	1,295,691
	Ford Credit Auto Owner Trust
680,523	3.44%, 02/15/2025	676,248
601,287	4.52%, 04/15/2025	598,876
1,085,000	5.14%, 03/15/2026	1,079,795
1,439,533	5.37%, 08/15/2025	1,436,169
1,790,000	5.57%, 06/15/2026	1,787,358
	Foursight Capital Automobile Receivables Trust
107,513	1.15%, 09/15/2025(1)	106,738
1,859,991	4.49%, 03/16/2026(1)	1,847,863
535,000	5.43%, 10/15/2026(1)	531,662
	GLS Auto Receivables Issuer Trust
342,378	0.84%, 07/15/2025(1)	340,296
967,741	3.55%, 01/15/2026(1)	957,465
826,621	4.59%, 05/15/2026(1)	820,046
1,720,000	5.70%, 01/15/2027(1)	1,713,596
2,570,000	5.98%, 08/17/2026(1)	2,563,257
	GM Financial Automobile Leasing Trust
447,398	2.93%, 10/21/2024	444,419
785,000	5.16%, 04/20/2026	779,269
590,000	5.27%, 06/20/2025	587,584
725,000	5.44%, 10/20/2025	721,929
	GM Financial Consumer Automobile Receivables Trust
1,754,319	4.60%, 11/17/2025	1,744,921
835,000	5.10%, 05/18/2026	830,460
1,700,000	5.19%, 03/16/2026	1,693,598
820,000	Honda Auto Receivables Owner Trust 5.41%, 04/15/2026	817,504
	Hyundai Auto Lease Securitization Trust
214,590	0.81%, 04/15/2024(1)	214,080
1,585,000	5.05%, 01/15/2026(1)	1,571,932
478,533	5.20%, 04/15/2025(1)	476,594
720,000	5.47%, 09/15/2025(1)	716,294
1,355,000	Hyundai Auto Receivables Trust 5.19%, 12/15/2025	1,349,508

The accompanying notes are an integral part of these financial statements.
70

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.5% - (continued)
	Asset-Backed - Automobile - 21.2% - (continued)
$ 1,690,000	Mercedes-Benz Auto Lease Trust 5.24%, 11/17/2025	$ 1,682,023
1,065,000	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	1,047,009
	Nissan Auto Lease Trust
2,410,000	4.91%, 01/15/2026	2,384,194
785,000	5.74%, 08/15/2025	783,775
	Nissan Auto Receivables Owner Trust
726,495	4.50%, 08/15/2025	722,372
940,000	5.34%, 02/17/2026	936,587
1,765,000	Porsche Financial Auto Securitization Trust 5.42%, 12/22/2026(1)	1,757,798
	Santander Drive Auto Receivables Trust
195,794	3.98%, 01/15/2025	195,552
1,461,006	5.36%, 05/15/2026	1,457,774
456,778	5.81%, 01/15/2026	456,740
302,913	Santander Retail Auto Lease Trust 0.97%, 03/20/2025(1)	299,849
910,000	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	909,265
391,127	Tesla Auto Lease Trust 0.36%, 09/22/2025(1)	387,860
995,000	Toyota Auto Receivables Owner Trust 5.28%, 05/15/2026	990,792
1,070,000	Toyota Lease Owner Trust 5.30%, 08/20/2025(1)	1,064,932
216,404	Tricolor Auto Securitization Trust 3.30%, 02/18/2025(1)	215,119
799,171	United Auto Credit Securitization Trust 5.57%, 07/10/2025(1)	797,522
910,000	Volkswagen Auto Loan Enhanced Trust 5.50%, 12/21/2026	907,627
	Westlake Automobile Receivables Trust
20,788	0.32%, 04/15/2025(1)	20,743
2,715,137	0.95%, 06/16/2025(1)	2,686,173
1,367,522	3.36%, 08/15/2025(1)	1,355,896
2,936,817	5.24%, 07/15/2025(1)	2,930,544
1,625,000	5.51%, 06/15/2026(1)	1,618,938
3,255,000	5.80%, 02/16/2027(1)	3,249,607
1,740,000	Wheels Fleet Lease Funding 1 LLC 5.80%, 04/18/2038(1)	1,727,943
3,423	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	3,414
	World Omni Auto Receivables Trust
996,482	2.77%, 10/15/2025	986,592
1,210,000	5.18%, 07/15/2026	1,204,756
575,000	5.25%, 11/16/2026	571,651
1,010,000	World Omni Automobile Lease Securitization Trust 5.47%, 11/17/2025	1,004,886
	World Omni Select Auto Trust
2,517,302	0.53%, 03/15/2027	2,437,830
2,125,000	5.92%, 03/15/2027	2,121,013
		124,911,903
	Asset-Backed - Finance & Insurance - 0.7%
330,464	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	314,865
560,522	Donlen Fleet Lease Funding 2 LLC 0.56%, 12/11/2034(1)	546,334
61,216	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	56,361
169,271	FCI Funding LLC 1.13%, 04/15/2033(1)	160,827
2,080,000	John Deere Owner Trust 5.28%, 03/16/2026	2,072,549
88,005	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	82,935
968,992	Verizon Owner Trust 0.41%, 04/21/2025	958,549
		4,192,420
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.5% - (continued)
	Other Asset-Backed Securities - 8.3%
	Affirm Asset Securitization Trust
$ 774,484	4.55%, 06/15/2027(1)	$ 763,532
975,000	6.61%, 01/18/2028(1)	963,958
494,511	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	482,055
666,698	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	660,458
380,736	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	372,643
	BHG Securitization Trust
1,434,773	1.71%, 02/20/2035(1)	1,376,021
393,842	5.32%, 10/17/2035(1)	389,379
	CCG Receivables Trust
238,983	0.30%, 06/14/2027(1)	233,486
650,307	0.54%, 03/14/2029(1)	624,363
2,560,566	3.91%, 07/16/2029(1)	2,509,916
1,705,000	5.82%, 09/16/2030(1)	1,706,746
	CNH Equipment Trust
945,000	5.34%, 09/15/2026	940,907
1,700,000	5.42%, 07/15/2026	1,694,626
	Dell Equipment Finance Trust
1,795,599	0.53%, 12/22/2026(1)	1,757,305
700,000	5.84%, 01/22/2029(1)	701,040
	Dext ABS LLC
477,431	1.12%, 02/15/2028(1)	458,317
1,481,415	5.68%, 04/15/2024(1)	1,479,859
	DLLAD LLC
57,829	0.35%, 09/20/2024(1)	57,654
2,600,000	0.64%, 09/21/2026(1)	2,453,328
1,495,000	5.19%, 04/20/2026(1)	1,480,691
1,530,000	DLLMT LLC 5.78%, 11/20/2025(1)	1,520,360
	DLLST LLC
384,258	2.79%, 01/22/2024(1)	383,082
1,240,000	3.40%, 01/21/2025(1)	1,218,491
1,175,000	GreatAmerica Leasing Receivables 5.35%, 02/16/2026(1)	1,164,733
	GreatAmerica Leasing Receivables Funding LLC
294,987	0.38%, 03/15/2024(1)	293,449
1,900,000	4.92%, 05/15/2025(1)	1,884,244
	HPEFS Equipment Trust
339,220	1.02%, 05/21/2029(1)	337,626
962,542	3.15%, 09/20/2029(1)	953,740
1,118,620	5.26%, 08/20/2029(1)	1,115,260
760,000	5.43%, 08/20/2029(1)	756,285
2,110,000	John Deere Owner Trust 5.59%, 06/15/2026	2,107,460
840,000	Kubota Credit Owner Trust 5.40%, 02/17/2026(1)	832,398
	Marlette Funding Trust
376,136	1.36%, 04/15/2032(1)	373,847
214,376	4.25%, 08/15/2032(1)	212,711
455,056	5.18%, 11/15/2032(1)	452,329
1,936,213	6.04%, 06/15/2033(1)	1,929,605
1,921,870	6.07%, 04/15/2033(1)	1,914,509
	MMAF Equipment Finance LLC
544,762	2.01%, 12/12/2024(1)	537,953
1,695,000	5.57%, 09/09/2025(1)	1,685,563
811,173	New York City Tax Lien Trust 2.10%, 11/10/2034(1)	781,257
2,225,000	PFS Financing Corp. 0.77%, 08/15/2026(1)	2,093,962
	SCF Equipment Leasing LLC
944,510	2.06%, 02/22/2028(1)	927,328
1,537,074	6.24%, 07/20/2028(1)	1,536,535
	SoFi Consumer Loan Program Trust
69,490	0.49%, 09/25/2030(1)	68,467

The accompanying notes are an integral part of these financial statements.
71

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 33.5% - (continued)
	Other Asset-Backed Securities - 8.3% - (continued)
$ 437,176	5.81%, 05/15/2031(1)	$ 436,426
644,948	Tricon American Homes Trust 2.93%, 01/17/2036(1)	632,759
1,545,000	Verizon Master Trust 5.23%, 11/22/2027	1,535,237
		48,791,900
	Whole Loan Collateral CMO - 3.3%
630,419	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	573,003
	BRAVO Residential Funding Trust
361,774	0.94%, 02/25/2049(1)(3)	311,001
420,900	0.97%, 03/25/2060(1)(3)	380,707
1,233,686	1.70%, 04/25/2060(1)(3)	1,082,609
238,710	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	227,680
219,663	CFMT LLC 3.17%, 07/25/2054(1)(3)	209,480
	COLT Mortgage Loan Trust
1,664,485	1.11%, 10/25/2066(1)(3)	1,326,929
425,811	1.33%, 10/26/2065(1)(3)	377,096
2,056,312	1.40%, 10/25/2066(1)(3)	1,640,959
111,183	1.51%, 04/27/2065(1)(3)	102,886
1,190,422	1.73%, 11/26/2066(1)(3)	979,641
1,331,026	CSMC Trust 2.57%, 07/25/2049(1)(4)	1,214,916
437,103	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(3)	345,543
	GCAT Trust
2,867,690	1.26%, 07/25/2066(1)(3)	2,247,552
664,697	1.92%, 08/25/2066(1)(3)	566,313
	MFA Trust
318,279	1.01%, 01/26/2065(1)(3)	283,332
545,942	1.03%, 11/25/2064(1)(3)	451,137
	New Residential Mortgage Loan Trust
1,481,518	1.16%, 11/27/2056(1)(3)	1,195,608
456,113	4.00%, 08/27/2057(1)(3)	420,633
37,878	OBX Trust 5.80%, 06/25/2057, 1 mo. USD LIBOR + 0.65%(1)(2)	35,757
1,943,605	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,543,681
	Starwood Mortgage Residential Trust
287,794	0.94%, 05/25/2065(1)(3)	254,453
37,798	2.28%, 02/25/2050(1)(3)	34,818
	Towd Point Mortgage Trust
511,455	2.16%, 01/25/2052(1)(3)	500,214
492,308	2.75%, 06/25/2057(1)(3)	462,123
982,105	3.75%, 03/25/2058(1)(3)	948,134
191,686	4.60%, 02/25/2057, 1 mo. USD LIBOR + 0.60%(1)(2)	191,413
	Verus Securitization Trust
1,168,022	1.63%, 10/25/2066(1)(3)	957,895
150,884	2.64%, 11/25/2059(1)(4)	144,228
241,794	2.69%, 11/25/2059(1)(3)	230,757
		19,240,498
	Total Asset & Commercial Mortgage-Backed Securities (cost $201,796,631)	$ 197,136,721
CORPORATE BONDS - 35.9%
	Aerospace/Defense - 0.5%
1,900,000	Boeing Co. 1.95%, 02/01/2024	$ 1,856,604
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	943,944
		2,800,548
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.9% - (continued)
	Agriculture - 0.6%
	Cargill, Inc.
$ 675,000	1.38%, 07/23/2023(1)	$ 673,588
1,700,000	3.50%, 04/22/2025(1)(5)	1,648,590
1,225,000	Philip Morris International, Inc. 5.13%, 11/15/2024	1,219,206
		3,541,384
	Auto Manufacturers - 0.9%
565,000	Daimler Truck Finance North America LLC 5.15%, 01/16/2026(1)	562,199
1,500,000	General Motors Financial Co., Inc. 5.65%, 10/15/2024, 3 mo. USD SOFR + 0.62%(2)	1,489,176
1,225,000	Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(1)	1,222,383
2,000,000	Toyota Motor Credit Corp. 5.34%, 01/11/2024, 3 mo. USD SOFR + 0.33%(2)	1,999,816
		5,273,574
	Beverages - 0.7%
1,725,000	Constellation Brands, Inc. 3.60%, 05/09/2024	1,691,688
730,000	Diageo Capital PLC 5.20%, 10/24/2025	730,740
1,750,000	JDE Peet's NV 0.80%, 09/24/2024(1)	1,640,967
		4,063,395
	Biotechnology - 0.4%
2,250,000	Royalty Pharma PLC 0.75%, 09/02/2023	2,229,313
	Chemicals - 0.3%
1,225,000	Linde, Inc. 4.80%, 12/05/2024	1,215,653
580,000	Nutrien Ltd. 5.95%, 11/07/2025	583,359
		1,799,012
	Commercial Banks - 18.1%
1,750,000	ANZ New Zealand International Ltd. 5.69%, 02/18/2025, 3 mo. USD SOFR + 0.60%(1)(2)	1,746,288
1,400,000	Banco Santander SA 3.89%, 05/24/2024	1,372,527
	Bank of America Corp.
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 6 mo. USD SOFR + 0.73% thereafter)(6)	1,229,179
1,025,000	3.84%, 04/25/2025, (3.84% fixed rate until 04/25/2024; 6 mo. USD SOFR + 1.11% thereafter)(6)	1,004,628
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	910,354
1,525,000	5.75%, 04/22/2025, 3 mo. USD SOFR + 0.69%(2)	1,523,019
1,700,000	5.75%, 02/04/2025, 3 mo. USD SOFR + 0.66%(2)	1,698,175
	Bank of Montreal
2,200,000	0.40%, 09/15/2023	2,175,913
2,200,000	5.36%, 09/15/2023, 3 mo. USD SOFR + 0.27%(2)	2,199,665
	Bank of New York Mellon
430,000	5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(6)	427,227
1,000,000	5.22%, 11/21/2025, (5.22% fixed rate until 11/21/2024; 6 mo. USD SOFR + 0.80% thereafter)(6)	994,592
750,000	Bank of New York Mellon Corp. 5.32%, 04/26/2024, 3 mo. USD SOFR + 0.26%(2)	748,955
	Bank of Nova Scotia
1,400,000	2.44%, 03/11/2024	1,368,940

The accompanying notes are an integral part of these financial statements.
72

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.9% - (continued)
	Commercial Banks - 18.1% - (continued)
$ 3,675,000	5.45%, 07/31/2024, 3 mo. USD SOFR + 0.38%(2)	$ 3,663,032
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	972,124
1,250,000	4.94%, 01/26/2026(1)	1,226,038
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.05% thereafter)(6)	971,042
1,400,000	Citigroup, Inc. 5.75%, 01/25/2026, 3 mo. USD SOFR + 0.69%(2)	1,394,082
	Citizens Bank NA
1,025,000	4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.4% thereafter)(6)	970,641
750,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(6)	710,719
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,244,322
1,550,000	Cooperatieve Rabobank UA 5.32%, 01/12/2024, 3 mo. USD SOFR + 0.30%(2)	1,549,629
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,186,020
	Credit Suisse AG
750,000	4.75%, 08/09/2024(5)	733,048
3,675,000	5.47%, 08/09/2023, 3 mo. USD SOFR + 0.38%(2)	3,669,087
750,000	Danske Bank AS 6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 12 mo. USD CMT + 2.10% thereafter)(1)(6)	748,119
2,525,000	Deutsche Bank AG 5.59%, 11/08/2023, 3 mo. USD SOFR + 0.50%(2)	2,519,479
1,350,000	DNB Bank ASA 2.97%, 03/28/2025, (2.97% fixed rate until 03/28/2024; 6 mo. USD SOFR + 0.81% thereafter)(1)(6)	1,317,840
1,880,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/27/2024; 6 mo. USD SOFR + 1.23% thereafter)(6)	1,831,093
	Goldman Sachs Group, Inc.
1,425,000	1.22%, 12/06/2023	1,397,545
1,500,000	5.59%, 09/10/2024, 3 mo. USD SOFR + 0.50%(2)	1,495,801
1,250,000	5.70%, 11/01/2024	1,247,764
	HSBC Holdings PLC
1,425,000	5.67%, 11/22/2024, 3 mo. USD SOFR + 0.58%(2)	1,419,459
1,250,000	7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(6)	1,286,448
1,025,000	HSBC USA, Inc. 3.75%, 05/24/2024	1,005,773
	Huntington National Bank
1,175,000	4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,129,363
1,250,000	5.70%, 11/18/2025, (5.70% fixed rate until 11/18/2024; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,214,337
	JP Morgan Chase & Co.
1,350,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.98% thereafter)(6)	1,320,183
850,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(6)	846,254
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.9% - (continued)
	Commercial Banks - 18.1% - (continued)
$ 2,000,000	5.63%, 06/01/2025, 6 mo. USD SOFR + 0.54%(2)	$ 1,990,063
	KeyBank NA
1,250,000	5.41%, 06/14/2024, 3 mo. USD SOFR + 0.32%(2)	1,218,425
2,000,000	5.43%, 01/03/2024, 3 mo. USD SOFR + 0.34%(2)	1,970,520
	Macquarie Group Ltd.
1,500,000	5.74%, 10/14/2025, 3 mo. USD SOFR + 0.71%(1)(2)	1,487,812
1,200,000	6.21%, 11/22/2024(1)	1,198,383
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,205,833
1,850,000	5.40%, 11/21/2025	1,792,231
	Morgan Stanley
1,350,000	3.62%, 04/17/2025, (3.62% fixed rate until 04/17/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,323,086
1,225,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(6)	1,214,318
750,000	5.69%, 01/24/2025, 6 mo. USD SOFR + 0.63%(2)	748,554
1,250,000	Morgan Stanley Bank NA 4.75%, 04/21/2026	1,230,827
	National Australia Bank Ltd.
1,225,000	4.97%, 01/12/2026	1,217,466
1,400,000	5.40%, 01/12/2025, 3 mo. USD SOFR + 0.38%(1)(2)	1,396,109
3,725,000	National Bank of Canada 5.58%, 08/06/2024, 3 mo. USD SOFR + 0.49%(2)	3,716,562
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	994,883
1,290,000	NatWest Markets PLC 5.62%, 08/12/2024, 3 mo. USD SOFR + 0.53%(1)(2)(5)	1,282,152
	PNC Financial Services Group, Inc.
1,325,000	3.90%, 04/29/2024	1,300,771
1,510,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 3 mo. USD SOFR + 1.09% thereafter)(6)	1,496,289
	Royal Bank of Canada
1,925,000	5.34%, 01/19/2024, 3 mo. USD SOFR + 0.30%(2)	1,922,731
1,475,000	5.35%, 10/07/2024, 3 mo. USD SOFR + 0.34%(2)	1,468,318
950,000	5.66%, 10/25/2024	949,598
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)(5)	1,304,787
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 12 mo. USD CMT + 2.30% thereafter)(1)(6)	922,622
	Standard Chartered PLC
1,225,000	6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 12 mo. USD CMT + 2.05% thereafter)(1)(6)	1,223,421
850,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 12 mo. USD CMT + 3.10% thereafter)(1)(6)	869,304
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(6)	1,507,971
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 5.53%, 09/16/2024, 3 mo. USD SOFR + 0.44%(1)(2)	2,190,253
	Toronto-Dominion Bank
1,000,000	2.35%, 03/08/2024	978,038

The accompanying notes are an integral part of these financial statements.
73

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.9% - (continued)
	Commercial Banks - 18.1% - (continued)
$ 925,000	5.10%, 01/09/2026	$ 921,083
2,200,000	5.44%, 09/10/2024, 3 mo. USD SOFR + 0.35%(2)	2,193,157
750,000	5.54%, 09/28/2023, 3 mo. USD SOFR + 0.45%(2)	750,138
	Truist Financial Corp.
1,500,000	5.49%, 06/09/2025, 3 mo. USD SOFR + 0.40%(2)	1,451,808
1,250,000	5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,238,429
	UBS AG
1,400,000	5.49%, 01/13/2025, 3 mo. USD SOFR + 0.47%(1)(2)(5)	1,392,460
2,200,000	5.54%, 08/09/2024, 3 mo. USD SOFR + 0.45%(1)(2)	2,192,557
		106,729,663
	Construction Materials - 0.2%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	1,027,858
	Diversified Financial Services - 1.1%
	American Express Co.
2,050,000	3.38%, 05/03/2024(5)	2,009,907
1,300,000	3.95%, 08/01/2025	1,261,546
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(6)	1,234,295
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(6)	944,861
785,000	Corebridge Global Funding 0.80%, 07/07/2023(1)	784,789
		6,235,398
	Electric - 2.0%
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,241,550
1,350,000	Eversource Energy 4.20%, 06/27/2024	1,327,114
1,520,000	Mississippi Power Co. 5.39%, 06/28/2024, 3 mo. USD SOFR + 0.30%(2)	1,509,273
1,400,000	National Rural Utilities Cooperative Finance Corp. 5.49%, 08/07/2023, 3 mo. USD SOFR + 0.40%(2)(5)	1,400,002
	NextEra Energy Capital Holdings, Inc.
1,500,000	4.26%, 09/01/2024	1,475,147
525,000	6.05%, 03/01/2025	526,873
1,400,000	Pacific Gas & Electric Co. 3.25%, 02/16/2024	1,374,085
500,000	Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	491,874
1,700,000	Sempra Energy 5.40%, 08/01/2026	1,691,185
1,000,000	Southern Co. 5.15%, 10/06/2025	993,815
		12,030,918
	Entertainment - 0.5%
3,035,000	Warnermedia Holdings, Inc. 3.43%, 03/15/2024	2,979,694
	Food - 0.4%
1,475,000	Conagra Brands, Inc. 0.50%, 08/11/2023	1,466,669
1,155,000	Mondelez International, Inc. 2.13%, 03/17/2024	1,126,712
		2,593,381
	Healthcare - Products - 1.0%
1,550,000	GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,542,093
2,600,000	Revvity, Inc. 0.55%, 09/15/2023	2,576,093
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.9% - (continued)
	Healthcare - Products - 1.0% - (continued)
$ 1,215,000	Stryker Corp. 0.60%, 12/01/2023	$ 1,189,951
680,000	Thermo Fisher Scientific, Inc. 5.56%, 10/18/2024, 3 mo. USD SOFR + 0.53%(2)	680,014
		5,988,151
	Healthcare - Services - 1.1%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,520,798
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	543,708
1,945,000	Humana, Inc. 0.65%, 08/03/2023	1,937,716
	UnitedHealth Group, Inc.
820,000	0.55%, 05/15/2024	785,797
1,395,000	5.15%, 10/15/2025	1,398,514
		6,186,533
	Household Products - 0.4%
2,540,000	Haleon U.S. Capital LLC 3.02%, 03/24/2024	2,484,793
	Insurance - 4.6%
	Athene Global Funding
3,500,000	5.65%, 08/19/2024, 3 mo. USD SOFR + 0.56%(1)(2)	3,446,292
2,620,000	5.79%, 05/24/2024, 3 mo. USD SOFR + 0.70%(1)(2)	2,594,736
	Brighthouse Financial Global Funding
1,500,000	1.20%, 12/15/2023(1)	1,465,717
1,625,000	5.78%, 04/12/2024, 3 mo. USD SOFR + 0.76%(1)(2)	1,611,651
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	671,542
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	722,558
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,519,739
2,000,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	1,978,003
1,425,000	Jackson Financial, Inc. 1.13%, 11/22/2023	1,398,924
1,225,000	Jackson National Life Global Funding 5.50%, 01/09/2026(1)	1,196,241
1,550,000	MassMutual Global Funding II 5.38%, 04/12/2024, 3 mo. USD SOFR + 0.36%(1)(2)	1,547,720
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,211,598
1,350,000	New York Life Global Funding 3.15%, 06/06/2024(1)	1,318,100
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)	642,384
	Principal Life Global Funding II
645,000	5.47%, 04/12/2024, 3 mo. USD SOFR + 0.45%(1)(2)	644,418
2,500,000	5.47%, 08/23/2024, 3 mo. USD SOFR + 0.38%(1)(2)	2,491,231
	Protective Life Global Funding
1,375,000	3.22%, 03/28/2025(1)	1,308,021
1,525,000	5.37%, 01/06/2026(1)	1,519,200
		27,288,075
	IT Services - 0.1%
875,000	Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	875,135
	Machinery - Construction & Mining - 0.2%
1,100,000	Caterpillar Financial Services Corp. 5.36%, 09/13/2024, 3 mo. USD SOFR + 0.27%(2)	1,098,622
	Media - 0.2%
1,020,000	Comcast Corp. 5.25%, 11/07/2025	1,025,329

The accompanying notes are an integral part of these financial statements.
74

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.9% - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 645,000	Carlisle Cos., Inc. 0.55%, 09/01/2023	$ 638,594
	Oil & Gas - 0.6%
1,400,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,390,475
1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	1,736,305
255,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	253,364
		3,380,144
	Pharmaceuticals - 0.4%
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,218,967
1,050,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2025	1,040,491
		2,259,458
	Pipelines - 0.6%
2,100,000	Enbridge, Inc. 5.72%, 02/16/2024, 3 mo. USD SOFR + 0.63%(2)	2,098,455
350,000	Energy Transfer LP 4.25%, 04/01/2024	344,615
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	923,064
		3,366,134
	REITS - 0.2%
1,220,000	Public Storage 5.52%, 04/23/2024, 3 mo. USD SOFR + 0.47%(2)	1,219,315
	Semiconductors - 0.3%
1,120,000	Analog Devices, Inc. 5.34%, 10/01/2024, 3 mo. USD SOFR + 0.25%(2)(5)	1,119,133
885,000	Intel Corp. 4.88%, 02/10/2026	882,215
		2,001,348
	Software - 0.0%
275,000	Oracle Corp. 5.80%, 11/10/2025	278,081
	Telecommunications - 0.2%
455,000	NTT Finance Corp. 4.14%, 07/26/2024(1)	447,820
800,000	Sprint LLC 7.13%, 06/15/2024	807,142
		1,254,962
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	990,089
	Total Corporate Bonds (cost $213,909,590)	$ 211,638,901
U.S. GOVERNMENT AGENCIES - 9.8%
	Mortgage-Backed Agencies - 9.8%
	Federal Home Loan Banks - 8.2%
8,850,000	0.00%, 07/05/2023(7)	$ 8,847,625
686,000	0.00%, 07/14/2023(7)	684,988
3,525,000	0.00%, 07/21/2023(7)	3,516,495
5,000,000	0.00%, 08/02/2023(7)	4,979,712
4,500,000	0.00%, 08/04/2023(7)	4,480,526
5,000,000	4.75%, 03/08/2024	4,975,569
540,000	4.88%, 11/07/2023	538,814
1,500,000	4.88%, 06/14/2024	1,491,306
5,960,000	5.00%, 11/09/2023	5,948,453
3,000,000	5.00%, 01/10/2024	2,988,621
5,000,000	5.46%, 07/19/2024	4,996,023
5,000,000	5.55%, 07/19/2024	4,997,863
		48,445,995
	Federal Home Loan Mortgage Corp. - 0.8%
758,922	1.00%, 05/15/2041	684,404
366,461	1.75%, 04/15/2027	350,903
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.8% - (continued)
	Mortgage-Backed Agencies - 9.8% - (continued)
	Federal Home Loan Mortgage Corp. - 0.8% - (continued)
$ 77,262	3.00%, 05/15/2043	$ 75,179
443,931	3.50%, 11/15/2025	433,275
629,694	3.50%, 05/15/2026	614,582
62,089	3.50%, 11/15/2042	61,331
2,716,918	3.53%, 10/25/2023(3)	2,698,917
		4,918,591
	Federal National Mortgage Association - 0.5%
462,145	1.75%, 09/25/2041	425,376
2,469,336	3.06%, 06/25/2024(3)	2,402,533
		2,827,909
	Government National Mortgage Association - 0.3%
79,173	1.70%, 10/20/2045	78,524
398,862	2.50%, 09/20/2046	366,739
1,132,572	3.50%, 01/20/2052	1,088,999
		1,534,262
	Total U.S. Government Agencies (cost $58,031,368)	$ 57,726,757
U.S. GOVERNMENT SECURITIES - 16.4%
	U.S. Treasury Securities - 16.4%
	U.S. Treasury Notes - 16.4%
10,325,000	0.13%, 12/15/2023	$ 10,089,864
10,000,000	0.75%, 11/15/2024	9,403,516
51,250,000	2.00%, 04/30/2024	49,816,602
13,050,000	2.38%, 02/29/2024	12,791,039
15,000,000	2.50%, 01/31/2024	14,752,148
	Total U.S. Government Securities (cost $97,836,322)	$ 96,853,169
	Total Long-Term Investments (cost $571,573,911)	$ 563,355,548
SHORT-TERM INVESTMENTS - 5.0%
	Commercial Paper - 2.0%
1,000,000	AT&T, Inc. 6.01%, 03/19/2024(8)	$ 957,255
3,100,000	Australia & New Zealand Banking Group Ltd. 5.90%, 04/22/2024(8)	2,958,187
1,000,000	BofA Securities, Inc. 4.95%, 10/13/2023(8)	984,043
	BPCE SA
2,195,000	3.42%, 07/03/2023(8)	2,194,383
800,000	5.34%, 11/15/2023(8)	783,054
1,000,000	HSBC USA, Inc. 5.71%, 01/05/2024(8)	969,224
	Societe Generale SA
2,000,000	5.18%, 09/15/2023(8)	1,977,161
1,000,000	5.45%, 01/18/2024(8)	968,639
		11,791,946
	Repurchase Agreements - 0.0%
20,854	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2023 at 5.05%, due on 07/03/2023 with a maturity value of $20,863; collateralized by U.S. Treasury Inflation Index Bond at 0.13%, maturing 02/15/2051, with a market value of $21,276	20,854
	Securities Lending Collateral - 0.5%
524,116	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(9)	524,116
1,747,052	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(9)	1,747,052

The accompanying notes are an integral part of these financial statements.
75

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.0% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
524,115	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(9)		$ 524,115
524,115	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(9)		524,115
			3,319,398
	U.S. Treasury Securities - 2.5%
	U.S. Treasury Bills – 2.5%
$ 10,000,000	2.77%, 07/13/2023(8)		9,990,133
4,725,000	4.16%, 07/05/2023(8)		4,722,307
			14,712,440
	Total Short-Term Investments (cost $29,853,082)		$ 29,844,638
	Total Investments (cost $601,426,993)	100.6%	$ 593,200,186
	Other Assets and Liabilities	(0.6)%	(3,801,534)
	Total Net Assets	100.0%	$ 589,398,652
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $185,382,506, representing 31.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is a zero-coupon bond.
(8)	The rate shown represents current yield to maturity.
(9)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 197,136,721	$ —	$ 197,136,721	$ —
Corporate Bonds	211,638,901	—	211,638,901	—
U.S. Government Agencies	57,726,757	—	57,726,757	—
U.S. Government Securities	96,853,169	—	96,853,169	—
Short-Term Investments	29,844,638	3,319,398	26,525,240	—
Total	$ 593,200,186	$ 3,319,398	$ 589,880,788	$ —

(1)	For the six-month period ended June 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
76

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
TDB	Toronto-Dominion Bank
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

77

Hartford HLS Funds
 Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$ 1,684,783,475	$ 3,534,939,487	$ 2,690,031,448	$ 3,319,068,119	$ 145,722,086	$ 863,122,607
Repurchase agreements	4,204,769	12,868,214	1,286,230	16,471,685	360,816	2,947,399
Cash	16,383,845	50,386,275	5,054,171	64,415,605	1,411,506	11,542,276
Cash collateral due from broker on futures contracts	—	3,208,800	—	—	—	—
Cash collateral held for securities on loan	22,977	9,360	—	—	—	19,962
Foreign currency	79	1,039,945	—	5,420	47,372	701,289
Receivables:
Investment securities sold	7,876,569	4,548,991	—	—	—	11,048,565
Fund shares sold	59,658	111,716	52,072	1,202,029	33,096	503,794
Dividends and interest	5,340,346	3,335,058	1,672,298	4,064,860	108,436	946,438
Securities lending income	1,732	228	—	776	21	4,456
Variation margin on futures contracts	—	904,373	—	—	—	—
Tax reclaims	911,573	137,177	66,504	989,554	34,328	1,222,669
Other assets	8,917	14,132	13,291	10,729	7,356	8,420
Total assets	1,719,593,940	3,611,503,756	2,698,176,014	3,406,228,777	147,725,017	892,067,875
Liabilities:
Due to custodian - foreign currency	—	—	19,958	—	—	—
Obligation to return securities lending collateral	459,540	187,200	—	—	—	399,250
Payables:
Investment securities purchased	8,206,263	14,378,296	—	—	—	7,833,452
Fund shares redeemed	994,121	1,161,175	1,467,695	1,254,148	328,983	531,767
Investment management fees	837,824	1,881,718	1,238,005	1,742,192	100,862	519,896
Transfer agent fees	956	1,374	1,341	860	949	1,133
Accounting services fees	49,968	93,087	73,169	92,336	—	24,234
Board of Directors' fees	11,411	22,011	16,820	22,116	1,068	5,574
Variation margin on futures contracts	17,862	—	—	—	—	—
Foreign taxes	—	—	—	—	—	509,887
Distribution fees	6,778	13,106	11,815	12,703	1,060	2,808
Accrued expenses	67,104	122,175	172,150	69,610	24,196	63,686
Total liabilities	10,651,827	17,860,142	3,000,953	3,193,965	457,118	9,891,687
Net assets	$ 1,708,942,113	$ 3,593,643,614	$ 2,695,175,061	$ 3,403,034,812	$ 147,267,899	$ 882,176,188
Summary of Net Assets:
Capital stock and paid-in-capital	$ 1,256,213,281	$ 2,808,734,268	$ 1,752,017,356	$ 1,783,695,110	$ 111,031,037	$ 791,994,073
Distributable earnings (loss)	452,728,832	784,909,346	943,157,705	1,619,339,702	36,236,862	90,182,115
Net assets	$ 1,708,942,113	$ 3,593,643,614	$ 2,695,175,061	$ 3,403,034,812	$ 147,267,899	$ 882,176,188
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class IA: Net asset value per share	$ 28.18	$ 44.15	$ 17.78	$ 23.45	$ 16.36	$ 14.83
Shares outstanding	53,538,564	72,588,584	131,886,277	129,038,010	7,085,320	53,877,551
Net Assets	$ 1,508,949,089	$ 3,204,584,988	$ 2,344,440,538	$ 3,025,834,489	$ 115,945,059	$ 799,132,458
Class IB: Net asset value per share	$ 28.80	$ 42.99	$ 17.44	$ 23.23	$ 14.40	$ 15.11
Shares outstanding	6,943,007	8,705,833	16,403,811	16,238,408	2,175,360	5,495,165
Net Assets	$ 199,993,024	$ 374,291,093	$ 286,151,225	$ 377,200,323	$ 31,322,840	$ 83,043,730
Class IC: Net asset value per share	$ —	$ 43.24	$ 17.73	$ —	$ —	$ —
Shares outstanding	—	341,559	3,641,642	—	—	—
Net Assets	$ —	$ 14,767,533	$ 64,583,298	$ —	$ —	$ —
Cost of investments	$ 1,336,037,275	$ 2,831,696,248	$ 1,793,862,654	$ 2,062,359,672	$ 111,668,317	$ 733,875,626
Cost of foreign currency	$ 75	$ 1,033,902	$ (20,042)	$ 5,427	$ 44,221	$ 701,530
(1) Includes Investment in securities on loan, at market value	$ 440,298	$ 180,864	$ —	$ —	$ —	$ 921,491
The accompanying notes are an integral part of these financial statements.
78

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
June 30, 2023 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$ 1,176,766,573	$ 760,617,725	$ 434,313,999	$ 1,329,507,111	$ 2,108,929,161	$ 593,179,332
Repurchase agreements	369,971	3,085,019	460,645	8,639,005	9,845,304	20,854
Cash	1,446,347	12,029,312	1,805,119	33,793,276	41,990,028	92,340
Cash collateral held for securities on loan	12,925	482,433	249,761	—	242,390	174,705
Foreign currency	—	—	—	115,906	797,487	—
Receivables:
Investment securities sold	1,464,650	861,900	65,420	303,493	151,528,182	—
Fund shares sold	304,759	32,701	41,890	38,449	717,210	134,072
Dividends and interest	386,202	194,204	176,253	1,432,457	13,641,834	2,908,595
Securities lending income	1,882	8,604	5,445	—	3,509	16,217
Tax reclaims	—	—	—	—	13,153	—
Other assets	8,673	15,151	8,223	8,546	9,648	7,882
Total assets	1,180,761,982	777,327,049	437,126,755	1,373,838,243	2,327,717,906	596,533,997
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	691,322	—
Obligation to return securities lending collateral	258,500	9,648,662	4,995,212	—	4,847,808	3,494,103
Cash collateral due to broker on swap contracts	—	—	—	—	220,000	—
TBA sale commitments, at market value	—	—	—	—	106,686,188	—
Payables:
Investment securities purchased	1,045,017	6,498,873	73,231	—	436,549,253	2,914,275
Fund shares redeemed	714,343	3,923,318	183,028	1,351,630	738,132	455,494
Investment management fees	665,899	375,408	264,273	533,838	689,332	194,503
Transfer agent fees	1,355	1,250	914	905	831	839
Accounting services fees	36,600	22,158	15,257	40,427	49,615	19,717
Board of Directors' fees	8,235	5,200	2,912	9,134	11,461	4,154
Variation margin on futures contracts	—	—	—	—	112,047	—
Variation margin on centrally cleared swap contracts	—	—	—	—	255,366	—
Distribution fees	3,085	6,258	1,349	3,855	5,813	2,705
Accrued expenses	65,623	32,622	33,620	58,696	63,963	49,555
Total liabilities	2,798,657	20,513,749	5,569,796	1,998,485	550,921,131	7,135,345
Net assets	$ 1,177,963,325	$ 756,813,300	$ 431,556,959	$ 1,371,839,758	$ 1,776,796,775	$ 589,398,652
Summary of Net Assets:
Capital stock and paid-in-capital	$ 873,013,661	$ 662,052,914	$ 483,843,313	$ 676,529,116	$ 2,062,654,037	$ 592,004,220
Distributable earnings (loss)	304,949,664	94,760,386	(52,286,354)	695,310,642	(285,857,262)	(2,605,568)
Net assets	$ 1,177,963,325	$ 756,813,300	$ 431,556,959	$ 1,371,839,758	$ 1,776,796,775	$ 589,398,652
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class IA: Net asset value per share	$ 27.94	$ 24.54	$ 14.95	$ 98.91	$ 9.52	$ 10.15
Shares outstanding	38,868,209	23,353,099	26,168,135	12,713,056	168,882,799	50,280,123
Net Assets	$ 1,085,835,113	$ 573,199,079	$ 391,322,688	$ 1,257,441,045	$ 1,607,433,638	$ 510,529,075
Class IB: Net asset value per share	$ 26.33	$ 22.97	$ 12.38	$ 98.71	$ 9.46	$ 10.13
Shares outstanding	3,498,825	7,993,566	3,251,225	1,158,892	17,911,833	7,787,904
Net Assets	$ 92,128,212	$ 183,614,221	$ 40,234,271	$ 114,398,713	$ 169,363,137	$ 78,869,577
Class IC: Net asset value per share	$ —	$ —	$ —	$ —	$ —	$ —
Shares outstanding	—	—	—	—	—	—
Net Assets	$ —	$ —	$ —	$ —	$ —	$ —
Cost of investments	$ 929,570,610	$ 616,587,834	$ 382,027,280	$ 730,941,589	$ 2,323,407,098	$ 601,426,993
Cost of foreign currency	$ —	$ —	$ —	$ 115,897	$ 800,840	$ —
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ —	$ 107,269,564	$ —
(1) Includes Investment in securities on loan, at market value	$ 253,965	$ 9,539,911	$ 4,922,576	$ —	$ 4,678,473	$ 3,402,442
The accompanying notes are an integral part of these financial statements.
79

Hartford HLS Funds
 Statements of Operations
For the Six-Month Period Ended June 30, 2023 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$ 10,723,146	$ 25,208,936	$ 20,812,384	$ 38,954,372	$ 792,213	$ 13,766,267
Interest	11,026,671	1,752,018	495,487	1,221,600	45,870	364,598
Securities lending	6,184	7,200	—	4,895	442	67,281
Less: Foreign tax withheld	(83,811)	(242,097)	—	(577,496)	(14,597)	(1,168,329)
Total investment income, net	21,672,190	26,726,057	21,307,871	39,603,371	823,928	13,029,817
Expenses:
Investment management fees	5,329,225	11,211,957	7,314,272	10,476,444	619,312	3,170,193
Administrative services fees
Class IC	—	17,627	78,209	—	—	—
Transfer agent fees
Class IA	2,545	3,967	3,893	2,913	2,449	3,499
Class IB	338	466	479	366	662	366
Class IC	—	18	109	—	—	—
Distribution fees
Class IB	247,156	452,639	343,415	463,518	38,750	104,729
Class IC	—	17,627	78,209	—	—	—
Custodian fees	4,423	8,499	5,260	12,934	1,974	16,826
Registration and filing fees	6,107	8,966	9,072	6,191	6,106	6,345
Accounting services fees	125,520	237,401	181,432	235,248	14,570	66,325
Board of Directors' fees	22,804	45,739	34,037	45,099	2,081	11,783
Audit and tax fees	18,584	20,281	15,901	12,350	13,142	21,300
Other expenses	69,312	98,384	62,503	102,878	10,207	54,657
Total expenses (before waivers, reimbursements and fees paid indirectly)	5,826,014	12,123,571	8,126,791	11,357,941	709,253	3,456,023
Management fee waivers	(253,386)	—	—	—	—	—
Commission recapture	(267)	(8,550)	(6,663)	(13,463)	(754)	(8)
Total waivers, reimbursements and fees paid indirectly	(253,653)	(8,550)	(6,663)	(13,463)	(754)	(8)
Total expenses	5,572,361	12,115,021	8,120,128	11,344,478	708,499	3,456,015
Net Investment Income (Loss)	16,099,829	14,611,036	13,187,743	28,258,893	115,429	9,573,802
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	42,931,923	34,559,765	22,468,532	32,962,463	456,476	(7,849,404)
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	(33,833)
Futures contracts	71,533	15,318,834	—	—	—	—
Other foreign currency transactions	19,860	22,910	5,038	76,529	4,973	(24,190)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	43,023,316	49,901,509	22,473,570	33,038,992	461,449	(7,907,427)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	61,142,739	328,903,612	274,343,667	146,026,161	2,132,102	67,610,207
Futures contracts	(509,358)	6,102,523	—	—	—	—
Translation of other assets and liabilities in foreign currencies	9,534	8,244	(1,177)	(2,337)	5,825	12,248
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	60,642,915	335,014,379	274,342,490	146,023,824	2,137,927	67,622,455
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	103,666,231	384,915,888	296,816,060	179,062,816	2,599,376	59,715,028
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 119,766,060	$ 399,526,924	$ 310,003,803	$ 207,321,709	$ 2,714,805	$ 69,288,830
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ —	$ —	$ (233,081)
The accompanying notes are an integral part of these financial statements.
80

Hartford HLS Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2023 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$ 3,898,039	$ 2,559,094	$ 1,808,707	$ 13,067,823	$ 68,380	$ —
Interest	31,931	290,352	103,975	502,510	36,801,368	12,039,878
Securities lending	32,895	25,249	30,517	—	14,524	47,747
Less: Foreign tax withheld	(707)	—	—	(40,746)	(39,663)	(3,016)
Total investment income, net	3,962,158	2,874,695	1,943,199	13,529,587	36,844,609	12,084,609
Expenses:
Investment management fees	4,068,133	2,204,273	1,585,904	3,260,353	4,210,276	1,197,823
Transfer agent fees
Class IA	3,427	2,779	2,712	2,608	2,733	2,432
Class IB	289	909	271	237	296	381
Distribution fees
Class IB	113,081	221,332	47,814	141,220	216,713	101,379
Custodian fees	3,805	1,988	6,295	3,039	12,002	1,877
Registration and filing fees	7,441	11,336	6,575	6,106	7,041	6,057
Accounting services fees	84,159	60,188	37,604	102,797	130,418	52,765
Board of Directors' fees	15,601	9,549	5,690	18,727	23,560	8,103
Audit and tax fees	12,299	12,446	15,497	12,299	23,839	18,582
Other expenses	42,586	34,612	27,043	55,086	77,852	40,495
Total expenses (before waivers, reimbursements and fees paid indirectly)	4,350,821	2,559,412	1,735,405	3,602,472	4,704,730	1,429,894
Commission recapture	(2,677)	(3,886)	(2,924)	(371)	—	—
Total waivers, reimbursements and fees paid indirectly	(2,677)	(3,886)	(2,924)	(371)	—	—
Total expenses	4,348,144	2,555,526	1,732,481	3,602,101	4,704,730	1,429,894
Net Investment Income (Loss)	(385,986)	319,169	210,718	9,927,486	32,139,879	10,654,715
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	19,952,947	50,849,117	(8,030,799)	17,038,035	(26,358,094)	(236,496)
Purchased options contracts	—	—	—	—	3,324	—
Futures contracts	—	—	—	—	4,995,481	—
Written options contracts	—	—	—	—	797,022	—
Swap contracts	—	—	—	—	(1,931,279)	—
Foreign currency contracts	—	—	—	—	(1,356,525)	—
Other foreign currency transactions	—	—	—	12,814	99,998	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	19,952,947	50,849,117	(8,030,799)	17,050,849	(23,750,073)	(236,496)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	78,184,034	37,503,840	49,209,174	18,533,277	44,936,068	1,234,816
Purchased options contracts	—	—	—	—	(8,556)	—
Futures contracts	—	—	—	—	(7,388,352)	—
Swap contracts	—	—	—	—	541,455	—
Foreign currency contracts	—	—	—	—	54,293	—
Translation of other assets and liabilities in foreign currencies	—	—	—	84	11,981	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	78,184,034	37,503,840	49,209,174	18,533,361	38,146,889	1,234,816
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	98,136,981	88,352,957	41,178,375	35,584,210	14,396,816	998,320
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 97,750,995	$ 88,672,126	$ 41,389,093	$ 45,511,696	$ 46,536,695	$ 11,653,035
The accompanying notes are an integral part of these financial statements.
81

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income (loss)	$ 16,099,829	$ 26,443,021	$ 14,611,036	$ 25,227,055
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	43,023,316	49,601,120	49,901,509	35,912,012
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	60,642,915	(366,145,089)	335,014,379	(739,642,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	119,766,060	(290,100,948)	399,526,924	(678,503,456)
Distributions to Shareholders:
Class IA	—	(235,269,227)	—	(462,293,161)
Class IB	—	(30,348,829)	—	(55,511,710)
Class IC	—	—	—	(4,579,357)
Total distributions	—	(265,618,056)	—	(522,384,228)
Capital Share Transactions:
Sold	5,682,122	8,695,096	12,612,753	25,635,408
Issued on reinvestment of distributions	—	265,618,056	—	522,384,228
Redeemed	(115,903,923)	(227,999,344)	(226,710,311)	(449,319,830)
Net increase (decrease) from capital share transactions	(110,221,801)	46,313,808	(214,097,558)	98,699,806
Net Increase (Decrease) in Net Assets	9,544,259	(509,405,196)	185,429,366	(1,102,187,878)
Net Assets:
Beginning of period	1,699,397,854	2,208,803,050	3,408,214,248	4,510,402,126
End of period	$ 1,708,942,113	$ 1,699,397,854	$ 3,593,643,614	$ 3,408,214,248
The accompanying notes are an integral part of these financial statements.
82

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income (loss)	$ 13,187,743	$ 24,296,026	$ 28,258,893	$ 54,037,563
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	22,473,570	17,190,322	33,038,992	297,761,610
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	274,342,490	(683,467,246)	146,023,824	(710,962,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	310,003,803	(641,980,898)	207,321,709	(359,163,295)
Distributions to Shareholders:
Class IA	—	(157,383,630)	—	(385,201,370)
Class IB	—	(19,344,478)	—	(48,643,796)
Class IC	—	(4,180,932)	—	—
Total distributions	—	(180,909,040)	—	(433,845,166)
Capital Share Transactions:
Sold	17,694,667	23,277,374	56,449,610	68,294,388
Issued on reinvestment of distributions	—	180,909,040	—	433,845,166
Redeemed	(164,054,244)	(321,060,931)	(225,834,364)	(469,123,286)
Net increase (decrease) from capital share transactions	(146,359,577)	(116,874,517)	(169,384,754)	33,016,268
Net Increase (Decrease) in Net Assets	163,644,226	(939,764,455)	37,936,955	(759,992,193)
Net Assets:
Beginning of period	2,531,530,835	3,471,295,290	3,365,097,857	4,125,090,050
End of period	$ 2,695,175,061	$ 2,531,530,835	$ 3,403,034,812	$ 3,365,097,857
The accompanying notes are an integral part of these financial statements.
83

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income (loss)	$ 115,429	$ 145,148	$ 9,573,802	$ 15,784,982
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	461,449	1,846,494	(7,907,427)	(46,855,748)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,137,927	(25,407,435)	67,622,455	(179,451,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,714,805	(23,415,793)	69,288,830	(210,522,740)
Distributions to Shareholders:
Class IA	—	(28,988,229)	—	(160,928,347)
Class IB	—	(8,169,954)	—	(16,407,281)
Total distributions	—	(37,158,183)	—	(177,335,628)
Capital Share Transactions:
Sold	4,573,410	6,630,344	23,641,401	47,734,594
Issued on reinvestment of distributions	—	37,158,183	—	177,335,628
Redeemed	(13,087,883)	(35,537,767)	(82,143,761)	(142,819,227)
Net increase (decrease) from capital share transactions	(8,514,473)	8,250,760	(58,502,360)	82,250,995
Net Increase (Decrease) in Net Assets	(5,799,668)	(52,323,216)	10,786,470	(305,607,373)
Net Assets:
Beginning of period	153,067,567	205,390,783	871,389,718	1,176,997,091
End of period	$ 147,267,899	$ 153,067,567	$ 882,176,188	$ 871,389,718
The accompanying notes are an integral part of these financial statements.
84

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income (loss)	$ (385,986)	$ 690,460	$ 319,169	$ (1,008,274)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	19,952,947	74,948,149	50,849,117	(99,052,280)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	78,184,034	(554,367,328)	37,503,840	(278,930,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,750,995	(478,728,719)	88,672,126	(378,990,709)
Distributions to Shareholders:
Class IA	—	(198,350,672)	—	(145,857,718)
Class IB	—	(15,789,357)	—	(32,638,843)
Total distributions	—	(214,140,029)	—	(178,496,561)
Capital Share Transactions:
Sold	38,149,901	63,623,913	31,219,825	139,734,072
Issued on reinvestment of distributions	—	214,140,029	—	178,496,561
Redeemed	(98,045,742)	(548,099,232)	(56,020,270)	(446,544,953)
Net increase (decrease) from capital share transactions	(59,895,841)	(270,335,290)	(24,800,445)	(128,314,320)
Net Increase (Decrease) in Net Assets	37,855,154	(963,204,038)	63,871,681	(685,801,590)
Net Assets:
Beginning of period	1,140,108,171	2,103,312,209	692,941,619	1,378,743,209
End of period	$ 1,177,963,325	$ 1,140,108,171	$ 756,813,300	$ 692,941,619
The accompanying notes are an integral part of these financial statements.
85

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income (loss)	$ 210,718	$ (512,101)	$ 9,927,486	$ 19,719,564
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(8,030,799)	(94,443,730)	17,050,849	65,100,542
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	49,209,174	(102,599,925)	18,533,361	(172,384,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,389,093	(197,555,756)	45,511,696	(87,564,457)
Distributions to Shareholders:
Class IA	—	(84,063,157)	—	(152,615,340)
Class IB	—	(9,738,834)	—	(13,746,384)
Total distributions	—	(93,801,991)	—	(166,361,724)
Capital Share Transactions:
Sold	9,332,339	21,831,381	5,082,076	15,189,069
Issued on reinvestment of distributions	—	93,801,991	—	166,361,724
Redeemed	(36,759,362)	(57,302,976)	(83,041,978)	(172,242,382)
Net increase (decrease) from capital share transactions	(27,427,023)	58,330,396	(77,959,902)	9,308,411
Net Increase (Decrease) in Net Assets	13,962,070	(233,027,351)	(32,448,206)	(244,617,770)
Net Assets:
Beginning of period	417,594,889	650,622,240	1,404,287,964	1,648,905,734
End of period	$ 431,556,959	$ 417,594,889	$ 1,371,839,758	$ 1,404,287,964
The accompanying notes are an integral part of these financial statements.
86

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six-Month Period Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income (loss)	$ 32,139,879	$ 55,453,467	$ 10,654,715	$ 7,005,852
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(23,750,073)	(134,142,364)	(236,496)	(321,079)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	38,146,889	(238,543,750)	1,234,816	(8,625,157)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,536,695	(317,232,647)	11,653,035	(1,940,384)
Distributions to Shareholders:
Class IA	—	(72,553,255)	—	(1,268,070)
Class IB	—	(7,592,524)	—	—
Total distributions	—	(80,145,779)	—	(1,268,070)
Capital Share Transactions:
Sold	82,318,703	112,677,907	18,051,028	48,023,827
Issued on reinvestment of distributions	—	80,145,779	—	1,268,070
Redeemed	(119,865,270)	(311,169,627)	(53,298,429)	(136,101,507)
Net increase (decrease) from capital share transactions	(37,546,567)	(118,345,941)	(35,247,401)	(86,809,610)
Net Increase (Decrease) in Net Assets	8,990,128	(515,724,367)	(23,594,366)	(90,018,064)
Net Assets:
Beginning of period	1,767,806,647	2,283,531,014	612,993,018	703,011,082
End of period	$ 1,776,796,775	$ 1,767,806,647	$ 589,398,652	$ 612,993,018
The accompanying notes are an integral part of these financial statements.
87

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 26.27	$ 0.26	$ 1.65	$ 1.91	$ —	$ —	$ —	$ 28.18	7.27% (4)	$ 1,508,949	0.66% (5)	0.63% (5)	1.94% (5)	31% (6)
IB	26.88	0.23	1.69	1.92	—	—	—	28.80	7.14 (4)	199,993	0.91 (5)	0.88 (5)	1.68 (5)	31 (6)
For the Year Ended December 31, 2022
IA	$ 35.47	$ 0.44	$ (5.08)	$ (4.64)	$ (0.53)	$ (4.03)	$ (4.56)	$ 26.27	(13.42)%	$ 1,499,116	0.65%	0.62%	1.44%	53% (6)
IB	36.18	0.37	(5.19)	(4.82)	(0.45)	(4.03)	(4.48)	26.88	(13.66)	200,282	0.90	0.87	1.19	53 (6)
For the Year Ended December 31, 2021
IA	$ 31.56	$ 0.44	$ 5.70	$ 6.14	$ (0.35)	$ (1.88)	$ (2.23)	$ 35.47	19.64%	$ 1,948,846	0.66%	0.63%	1.29%	48% (6)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48 (6)
For the Year Ended December 31, 2020
IA	$ 30.27	$ 0.48	$ 2.92	$ 3.40	$ (0.51)	$ (1.60)	$ (2.11)	$ 31.56	11.62%	$ 1,809,745	0.66%	0.63%	1.63%	43% (6)
IB	30.80	0.41	2.97	3.38	(0.43)	(1.60)	(2.03)	32.15	11.35	242,476	0.91	0.88	1.38	43 (6)
For the Year Ended December 31, 2019
IA	$ 27.47	$ 0.54(7)	$ 5.47(7)	$ 6.01	$ (0.56)	$ (2.65)	$ (3.21)	$ 30.27	22.80%	$ 1,849,582	0.66%	0.63%	1.81% (7)	38%
IB	27.91	0.47 (7)	5.55 (7)	6.02	(0.48)	(2.65)	(3.13)	30.80	22.47	247,264	0.91	0.88	1.56 (7)	38
For the Year Ended December 31, 2018
IA	$ 31.02	$ 0.59	$ (2.12)	$ (1.53)	$ (0.61)	$ (1.41)	$ (2.02)	$ 27.47	(5.24)%	$ 1,717,759	0.66%	0.63%	1.92%	31%
IB	31.48	0.52	(2.15)	(1.63)	(0.53)	(1.41)	(1.94)	27.91	(5.50)	229,790	0.91	0.88	1.67	31
Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 39.37	$ 0.18	$ 4.60	$ 4.78	$ —	$ —	$ —	$ 44.15	12.14% (4)	$ 3,204,585	0.67% (5)	0.67% (5)	0.87% (5)	25%
IB	38.39	0.12	4.48	4.60	—	—	—	42.99	11.98 (4)	374,291	0.92 (5)	0.92 (5)	0.62 (5)	25
IC	38.65	0.08	4.51	4.59	—	—	—	43.24	11.88 (4)	14,768	1.17 (5)	1.17 (5)	0.37 (5)	25
For the Year Ended December 31, 2022
IA	$ 54.26	$ 0.32	$ (8.52)	$ (8.20)	$ (0.41)	$ (6.28)	$ (6.69)	$ 39.37	(15.28)%	$ 3,034,471	0.67%	0.67%	0.71%	64%
IB	53.10	0.20	(8.33)	(8.13)	(0.30)	(6.28)	(6.58)	38.39	(15.48)	359,906	0.92	0.92	0.46	64
IC	53.33	0.07	(8.35)	(8.28)	(0.12)	(6.28)	(6.40)	38.65	(15.71)	13,837	1.17	1.17	0.16	64
For the Year Ended December 31, 2021
IA	$ 51.85	$ 0.33	$ 7.27	$ 7.60	$ (0.26)	$ (4.93)	$ (5.19)	$ 54.26	14.76%	$ 3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
For the Year Ended December 31, 2020
IA	$ 46.05	$ 0.42	$ 9.37	$ 9.79	$ (0.45)	$ (3.54)	$ (3.99)	$ 51.85	21.91%	$ 4,024,340	0.68%	0.68%	0.91%	80%
IB	45.24	0.30	9.18	9.48	(0.33)	(3.54)	(3.87)	50.85	21.62	487,576	0.93	0.93	0.66	80
IC	45.45	0.19	9.20	9.39	(0.22)	(3.54)	(3.76)	51.08	21.32	39,361	1.18	1.18	0.41	80
For the Year Ended December 31, 2019
IA	$ 39.89	$ 0.48	$ 11.47	$ 11.95	$ (0.53)	$ (5.26)	$ (5.79)	$ 46.05	31.28%	$ 3,847,850	0.68%	0.68%	1.06%	56%
IB	39.28	0.36	11.28	11.64	(0.42)	(5.26)	(5.68)	45.24	30.96	474,982	0.93	0.93	0.81	56
IC	39.54	0.25	11.34	11.59	(0.42)	(5.26)	(5.68)	45.45	30.63	35,043	1.18	1.18	0.56	56
For the Year Ended December 31, 2018
IA	$ 48.16	$ 0.49	$ (3.33)	$ (2.84)	$ (0.43)	$ (5.00)	$ (5.43)	$ 39.89	(6.96)%	$ 3,543,187	0.67%	0.67%	1.03%	73%
IB	47.48	0.37	(3.26)	(2.89)	(0.31)	(5.00)	(5.31)	39.28	(7.18)	432,334	0.92	0.92	0.77	73
IC	47.76	0.25	(3.26)	(3.01)	(0.21)	(5.00)	(5.21)	39.54	(7.41)	27,679	1.17	1.17	0.53	73
The accompanying notes are an integral part of these financial statements.
88

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 15.78	$ 0.09	$ 1.91	$ 2.00	$ —	$ —	$ —	$ 17.78	12.67% (4)	$ 2,344,441	0.59% (5)	0.59% (5)	1.07% (5)	10%
IB	15.50	0.07	1.87	1.94	—	—	—	17.44	12.52 (4)	286,151	0.84 (5)	0.84 (5)	0.82 (5)	10
IC	15.78	0.05	1.90	1.95	—	—	—	17.73	12.36 (4)	64,583	1.09 (5)	1.09 (5)	0.57 (5)	10
For the Year Ended December 31, 2022
IA	$ 20.85	$ 0.16	$ (4.06)	$ (3.90)	$ (0.18)	$ (0.99)	$ (1.17)	$ 15.78	(18.96)%	$ 2,196,538	0.59%	0.59%	0.90%	13%
IB	20.51	0.11	(4.00)	(3.89)	(0.13)	(0.99)	(1.12)	15.50	(19.20)	272,407	0.84	0.84	0.65	13
IC	20.85	0.07	(4.06)	(3.99)	(0.09)	(0.99)	(1.08)	15.78	(19.40)	62,585	1.09	1.09	0.40	13
For the Year Ended December 31, 2021
IA	$ 17.40	$ 0.13	$ 4.29	$ 4.42	$ (0.12)	$ (0.85)	$ (0.97)	$ 20.85	25.52%	$ 2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
For the Year Ended December 31, 2020
IA	$ 15.97	$ 0.12	$ 2.64	$ 2.76	$ (0.06)	$ (1.27)	$ (1.33)	$ 17.40	18.04%	$ 2,701,619	0.66%	0.66%	0.75%	23%
IB	15.76	0.08	2.60	2.68	(0.04)	(1.27)	(1.31)	17.13	17.78	365,246	0.91	0.91	0.50	23
IC (8)	15.34	0.01	2.08	2.09	(0.03)	—	(0.03)	17.40	13.60 (4)	78,487	1.11 (5)	1.11 (5)	0.23 (5)	23
For the Year Ended December 31, 2019
IA	$ 13.59	$ 0.13	$ 4.26	$ 4.39	$ (0.14)	$ (1.87)	$ (2.01)	$ 15.97	34.12%	$ 573,688	0.78%	0.78%	0.82%	15%
IB	13.44	0.09	4.20	4.29	(0.10)	(1.87)	(1.97)	15.76	33.76	80,224	1.03	1.03	0.57	15
For the Year Ended December 31, 2018
IA	$ 15.43	$ 0.11	$ (0.27)	$ (0.16)	$ (0.11)	$ (1.57)	$ (1.68)	$ 13.59	(1.99)%	$ 501,718	0.78%	0.78%	0.72%	22%
IB	15.27	0.07	(0.26)	(0.19)	(0.07)	(1.57)	(1.64)	13.44	(2.23)	68,462	1.03	1.03	0.47	22
Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 22.04	$ 0.19	$ 1.22	$ 1.41	$ —	$ —	$ —	$ 23.45	6.40% (4)	$ 3,025,834	0.66% (5)	0.66% (5)	1.73% (5)	13%
IB	21.86	0.16	1.21	1.37	—	—	—	23.23	6.27 (4)	377,200	0.91 (5)	0.91 (5)	1.48 (5)	13
For the Year Ended December 31, 2022
IA	$ 27.58	$ 0.38	$ (2.83)	$ (2.45)	$ (0.40)	$ (2.69)	$ (3.09)	$ 22.04	(8.93)%	$ 2,986,097	0.65%	0.65%	1.52%	23%
IB	27.38	0.31	(2.80)	(2.49)	(0.34)	(2.69)	(3.03)	21.86	(9.15)	379,001	0.90	0.90	1.27	23
For the Year Ended December 31, 2021
IA	$ 22.19	$ 0.35	$ 6.67	$ 7.02	$ (0.34)	$ (1.29)	$ (1.63)	$ 27.58	32.00%	$ 3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
For the Year Ended December 31, 2020
IA	$ 22.08	$ 0.40	$ 1.18	$ 1.58	$ (0.39)	$ (1.08)	$ (1.47)	$ 22.19	7.77%	$ 3,109,772	0.68%	0.68%	1.95%	24%
IB	21.96	0.34	1.16	1.50	(0.34)	(1.08)	(1.42)	22.04	7.45	412,528	0.93	0.93	1.70	24
For the Year Ended December 31, 2019
IA	$ 19.91	$ 0.41	$ 4.91	$ 5.32	$ (0.40)	$ (2.75)	$ (3.15)	$ 22.08	28.60%	$ 2,916,542	0.68%	0.68%	1.85%	19%
IB	19.82	0.35	4.89	5.24	(0.35)	(2.75)	(3.10)	21.96	28.30	393,014	0.93	0.93	1.60	19
For the Year Ended December 31, 2018
IA	$ 23.95	$ 0.43	$ (1.45)	$ (1.02)	$ (0.44)	$ (2.58)	$ (3.02)	$ 19.91	(5.32)%	$ 2,604,425	0.68%	0.68%	1.84%	28%
IB	23.85	0.37	(1.44)	(1.07)	(0.38)	(2.58)	(2.96)	19.82	(5.56)	356,601	0.93	0.93	1.59	28
The accompanying notes are an integral part of these financial statements.
89

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 16.05	$ 0.02	$ 0.29	$ 0.31	$ —	$ —	$ —	$ 16.36	1.93% (4)	$ 115,945	0.92% (5)	0.92% (5)	0.21% (5)	17%
IB	14.14	(0.00) (9)	0.26	0.26	—	—	—	14.40	1.84 (4)	31,323	1.17 (5)	1.17 (5)	(0.04) (5)	17
For the Year Ended December 31, 2022
IA	$ 23.57	$ 0.03	$ (2.90)	$ (2.87)	$ —	$ (4.65)	$ (4.65)	$ 16.05	(11.24)%	$ 120,656	0.91%	0.91%	0.14%	34%
IB	21.47	(0.02)	(2.66)	(2.68)	—	(4.65)	(4.65)	14.14	(11.47)	32,411	1.16	1.16	(0.11)	34
For the Year Ended December 31, 2021
IA	$ 23.88	$ (0.01)	$ 2.44	$ 2.43	$ (0.06)	$ (2.68)	$ (2.74)	$ 23.57	10.01%	$ 164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
For the Year Ended December 31, 2020
IA	$ 23.67	$ 0.02	$ 4.94	$ 4.96	$ (0.13)	$ (4.62)	$ (4.75)	$ 23.88	23.10%	$ 190,371	0.91%	0.91%	0.07%	42%
IB	22.12	(0.04)	4.58	4.54	(0.07)	(4.62)	(4.69)	21.97	22.79	43,662	1.16	1.16	(0.18)	42
For the Year Ended December 31, 2019
IA	$ 20.56	$ 0.03	$ 6.31	$ 6.34	$ —	$ (3.23)	$ (3.23)	$ 23.67	33.95%	$ 191,260	0.91%	0.91%	0.11%	42%
IB	19.44	(0.03)	5.94	5.91	—	(3.23)	(3.23)	22.12	33.68	41,992	1.16	1.16	(0.16)	42
For the Year Ended December 31, 2018
IA	$ 22.46	$ —	$ (0.41)	$ (0.41)	$ (0.02)	$ (1.47)	$ (1.49)	$ 20.56	(2.67)%	$ 249,144	0.89%	0.89%	(0.01)%	29%
IB	21.35	(0.06)	(0.38)	(0.44)	—	(1.47)	(1.47)	19.44	(2.96)	36,576	1.14	1.14	(0.26)	29
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 13.71	$ 0.16	$ 0.96	$ 1.12	$ —	$ —	$ —	$ 14.83	8.17% (4)	$ 799,132	0.76% (5)	0.76% (5)	2.19% (5)	31%
IB	13.99	0.14	0.98	1.12	—	—	—	15.11	8.01 (4)	83,044	1.01 (5)	1.01 (5)	1.94 (5)	31
For the Year Ended December 31, 2022
IA	$ 20.90	$ 0.27	$ (4.13)	$ (3.86)	$ (0.29)	$ (3.04)	$ (3.33)	$ 13.71	(18.14)%	$ 787,084	0.75%	0.75%	1.69%	91%
IB	21.21	0.24	(4.19)	(3.95)	(0.23)	(3.04)	(3.27)	13.99	(18.32)	84,305	1.00	1.00	1.44	91
For the Year Ended December 31, 2021
IA	$ 19.58	$ 0.22	$ 1.31	$ 1.53	$ (0.21)	$ —	$ (0.21)	$ 20.90	7.82%	$ 1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
For the Year Ended December 31, 2020
IA	$ 16.56	$ 0.10	$ 3.24	$ 3.34	$ (0.32)	$ —	$ (0.32)	$ 19.58	20.45%	$ 1,095,213	0.76%	0.76%	0.61%	107%
IB	16.80	0.06	3.27	3.33	(0.27)	—	(0.27)	19.86	20.09	143,449	1.01	1.01	0.36	107
For the Year Ended December 31, 2019
IA	$ 13.91	$ 0.27	$ 3.30	$ 3.57	$ (0.30)	$ (0.62)	$ (0.92)	$ 16.56	26.43%	$ 1,093,030	0.74%	0.74%	1.74%	88%
IB	14.09	0.24	3.35	3.59	(0.26)	(0.62)	(0.88)	16.80	26.14	135,655	0.99	0.99	1.48	88
For the Year Ended December 31, 2018
IA	$ 17.46	$ 0.26	$ (3.49)	$ (3.23)	$ (0.32)	$ —	$ (0.32)	$ 13.91	(18.74)%	$ 1,000,295	0.73%	0.73%	1.55%	80%
IB	17.68	0.22	(3.53)	(3.31)	(0.28)	—	(0.28)	14.09	(18.96)	120,635	0.98	0.98	1.28	80
Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 25.69	$ (0.01)	$ 2.26	$ 2.25	$ —	$ —	$ —	$ 27.94	8.76% (4)	$ 1,085,835	0.73% (5)	0.73% (5)	(0.05)% (5)	21%
IB	24.24	(0.04)	2.13	2.09	—	—	—	26.33	8.62 (4)	92,128	0.98 (5)	0.98 (5)	(0.30) (5)	21
For the Year Ended December 31, 2022
IA	$ 40.31	$ 0.02	$ (9.57)	$ (9.55)	$ (0.29)	$ (4.78)	$ (5.07)	$ 25.69	(24.27)%	$ 1,051,771	0.71%	0.71%	0.06%	44%
IB	38.35	(0.05)	(9.09)	(9.14)	(0.19)	(4.78)	(4.97)	24.24	(24.46)	88,337	0.96	0.96	(0.18)	44
The accompanying notes are an integral part of these financial statements.
90

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford MidCap HLS Fund – (continued)
For the Year Ended December 31, 2021
IA	$ 43.44	$ 0.29	$ 3.97	$ 4.26	$ —	$ (7.39)	$ (7.39)	$ 40.31	9.91%	$ 1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
For the Year Ended December 31, 2020
IA	$ 38.17	$ 0.03	$ 8.90	$ 8.93	$ (0.02)	$ (3.64)	$ (3.66)	$ 43.44	25.10%	$ 2,377,320	0.70%	0.70%	0.07%	50%
IB	36.90	(0.04)	8.54	8.50	—	(3.64)	(3.64)	41.76	24.80	140,632	0.95	0.95	(0.11)	50
For the Year Ended December 31, 2019
IA	$ 33.77	$ 0.05	$ 10.56	$ 10.61	$ (0.07)	$ (6.14)	$ (6.21)	$ 38.17	32.87%	$ 2,045,156	0.69%	0.69%	0.12%	29%
IB	32.85	(0.05)	10.24	10.19	—	(6.14)	(6.14)	36.90	32.49	55,049	0.94	0.94	(0.12)	29
For the Year Ended December 31, 2018
IA	$ 40.10	$ 0.01	$ (2.35)	$ (2.34)	$ (0.01)	$ (3.98)	$ (3.99)	$ 33.77	(7.44)%	$ 1,768,712	0.69%	0.69%	0.03%	35%
IB	39.18	(0.09)	(2.26)	(2.35)	—	(3.98)	(3.98)	32.85	(7.65)	46,186	0.94	0.94	(0.22)	35
Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 21.71	$ 0.02	$ 2.81	$ 2.83	$ —	$ —	$ —	$ 24.54	13.04% (4)	$ 573,199	0.65% (5)	0.65% (5)	0.15% (5)	33%
IB	20.35	(0.01)	2.63	2.62	—	—	—	22.97	12.87 (4)	183,614	0.90 (5)	0.90 (5)	(0.10) (5)	33
For the Year Ended December 31, 2022
IA	$ 36.60	$ (0.02)	$ (10.09)	$ (10.11)	$ —	$ (4.78)	$ (4.78)	$ 21.71	(28.46)%	$ 522,920	0.64%	0.64%	(0.06)%	52%
IB	34.77	(0.07)	(9.57)	(9.64)	—	(4.78)	(4.78)	20.35	(28.61)	170,021	0.89	0.89	(0.30)	52
For the Year Ended December 31, 2021
IA	$ 38.15	$ (0.04)	$ 1.68	$ 1.64	$ —	$ (3.19)	$ (3.19)	$ 36.60	4.02%	$ 1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
For the Year Ended December 31, 2020
IA	$ 29.72	$ (0.02)	$ 9.57	$ 9.55	$ —	$ (1.12)	$ (1.12)	$ 38.15	33.20%	$ 1,224,012	0.67%	0.67%	(0.07)%	61%
IB	28.53	(0.09)	9.16	9.07	—	(1.12)	(1.12)	36.48	32.89	201,033	0.92	0.92	(0.34)	61
For the Year Ended December 31, 2019
IA	$ 26.76	$ 0.03	$ 8.61	$ 8.64	$ —	$ (5.68)	$ (5.68)	$ 29.72	35.81%	$ 954,063	0.64%	0.64%	0.11%	42%
IB	25.95	(0.04)	8.30	8.26	—	(5.68)	(5.68)	28.53	35.45	381,057	0.89	0.89	(0.14)	42
For the Year Ended December 31, 2018
IA	$ 32.13	$ (0.01)	$ (3.27)	$ (3.28)	$ —	$ (2.09)	$ (2.09)	$ 26.76	(11.70)%	$ 803,907	0.64%	0.64%	(0.03)%	86%
IB	31.28	(0.09)	(3.15)	(3.24)	—	(2.09)	(2.09)	25.95	(11.89)	312,475	0.89	0.89	(0.28)	86
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 13.57	$ 0.01	$ 1.37	$ 1.38	$ —	$ —	$ —	$ 14.95	10.17% (4)	$ 391,323	0.80% (5)	0.80% (5)	0.12% (5)	26%
IB	11.24	(0.01)	1.15	1.14	—	—	—	12.38	10.14 (4)	40,234	1.05 (5)	1.05 (5)	(0.13) (5)	26
For the Year Ended December 31, 2022
IA	$ 24.57	$ (0.01)	$ (7.33)	$ (7.34)	$ —	$ (3.66)	$ (3.66)	$ 13.57	(30.88)%	$ 379,584	0.79%	0.79%	(0.08)%	87%
IB	21.25	(0.05)	(6.30)	(6.35)	—	(3.66)	(3.66)	11.24	(31.07)	38,011	1.04	1.04	(0.33)	87
For the Year Ended December 31, 2021
IA	$ 27.44	$ (0.14)	$ 0.66	$ 0.52	$ —	$ (3.39)	$ (3.39)	$ 24.57	1.56%	$ 590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
For the Year Ended December 31, 2020
IA	$ 20.45	$ (0.07)	$ 10.38	$ 10.31	$ —	$ (3.32)	$ (3.32)	$ 27.44	55.52%	$ 540,764	0.81%	0.81%	(0.32)%	105%
IB	18.44	(0.11)	9.22	9.11	—	(3.32)	(3.32)	24.23	55.03	67,898	1.06	1.06	(0.56)	105
The accompanying notes are an integral part of these financial statements.
91

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Company HLS Fund – (continued)
For the Year Ended December 31, 2019
IA	$ 18.38	$ (0.05)	$ 6.36	$ 6.31	$ —	$ (4.24)	$ (4.24)	$ 20.45	37.00%	$ 572,642	0.79%	0.79%	(0.23)%	79%
IB	16.94	(0.09)	5.83	5.74	—	(4.24)	(4.24)	18.44	36.77	51,691	1.04	1.04	(0.49)	79
For the Year Ended December 31, 2018
IA	$ 20.42	$ (0.10)	$ (0.46)	$ (0.56)	$ —	$ (1.48)	$ (1.48)	$ 18.38	(4.23)%	$ 473,098	0.78%	0.78%	(0.47)%	100%
IB	18.97	(0.15)	(0.40)	(0.55)	—	(1.48)	(1.48)	16.94	(4.51)	46,402	1.03	1.03	(0.73)	100
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 95.62	$ 0.70	$ 2.59	$ 3.29	$ —	$ —	$ —	$ 98.91	3.44% (4)	$ 1,257,441	0.51% (5)	0.51% (5)	1.49% (5)	4%
IB	95.55	0.59	2.57	3.16	—	—	—	98.71	3.31 (4)	114,399	0.76 (5)	0.76 (5)	1.24 (5)	4
For the Year Ended December 31, 2022
IA	$113.91	$ 1.40	$ (7.51)	$ (6.11)	$ (1.62)	$ (10.56)	$ (12.18)	$ 95.62	(5.14)%	$ 1,286,070	0.51%	0.51%	1.37%	10%
IB	113.84	1.14	(7.50)	(6.36)	(1.37)	(10.56)	(11.93)	95.55	(5.37)	118,218	0.76	0.76	1.12	10
For the Year Ended December 31, 2021
IA	$ 95.52	$ 1.38	$ 22.20	$ 23.58	$ (1.30)	$ (3.89)	$ (5.19)	$ 113.91	24.98%	$ 1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
For the Year Ended December 31, 2020
IA	$ 92.58	$ 1.39	$ 9.21	$ 10.60	$ (1.48)	$ (6.18)	$ (7.66)	$ 95.52	12.08%	$ 1,360,099	0.52%	0.52%	1.57%	15%
IB	92.57	1.17	9.17	10.34	(1.25)	(6.18)	(7.43)	95.48	11.79	129,670	0.77	0.77	1.32	15
For the Year Ended December 31, 2019
IA	$ 78.10	$ 1.43	$ 22.40	$ 23.83	$ (1.46)	$ (7.89)	$ (9.35)	$ 92.58	31.22%	$ 1,375,643	0.51%	0.51%	1.59%	15%
IB	78.11	1.20	22.39	23.59	(1.24)	(7.89)	(9.13)	92.57	30.89	133,951	0.76	0.76	1.34	15
For the Year Ended December 31, 2018
IA	$ 79.57	$ 1.31	$ (1.45)	$ (0.14)	$ (1.33)	$ —	$ (1.33)	$ 78.10	(0.14)%	$ 1,201,873	0.51%	0.51%	1.60%	22%
IB	79.54	1.10	(1.43)	(0.33)	(1.10)	—	(1.10)	78.11	(0.38)	120,176	0.76	0.76	1.34	22
Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 9.27	$ 0.17	$ 0.08	$ 0.25	$ —	$ —	$ —	$ 9.52	2.70% (4)	$ 1,607,434	0.51% (5)	0.51% (5)	3.65% (5)	32% (10)
IB	9.22	0.16	0.08	0.24	—	—	—	9.46	2.60 (4)	169,363	0.76 (5)	0.76 (5)	3.39 (5)	32 (10)
For the Year Ended December 31, 2022
IA	$ 11.29	$ 0.29	$ (1.88)	$ (1.59)	$ (0.31)	$ (0.12)	$ (0.43)	$ 9.27	(14.21)%	$ 1,592,156	0.50%	0.50%	2.87%	58% (10)
IB	11.22	0.26	(1.87)	(1.61)	(0.27)	(0.12)	(0.39)	9.22	(14.41)	175,651	0.75	0.75	2.62	58 (10)
For the Year Ended December 31, 2021
IA	$ 11.98	$ 0.24	$ (0.35)	$ (0.11)	$ (0.29)	$ (0.29)	$ (0.58)	$ 11.29	(0.95)%	$ 2,045,579	0.50%	0.50%	2.09%	61% (10)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61 (10)
For the Year Ended December 31, 2020
IA	$ 11.44	$ 0.29	$ 0.73	$ 1.02	$ (0.45)	$ (0.03)	$ (0.48)	$ 11.98	9.03%	$ 2,110,986	0.51%	0.51%	2.45%	62% (10)
IB	11.38	0.26	0.72	0.98	(0.42)	(0.03)	(0.45)	11.91	8.71	265,900	0.76	0.76	2.19	62 (10)
For the Year Ended December 31, 2019
IA	$ 10.76	$ 0.36(11)	$ 0.77(11)	$ 1.13	$ (0.45)	$ —	$ (0.45)	$ 11.44	10.65%	$ 1,873,182	0.51%	0.51%	3.16% (11)	61%
IB	10.70	0.33 (11)	0.77 (11)	1.10	(0.42)	—	(0.42)	11.38	10.32	214,338	0.76	0.76	2.91 (11)	61
For the Year Ended December 31, 2018
IA	$ 11.32	$ 0.35	$ (0.43)	$ (0.08)	$ (0.44)	$ (0.04)	$ (0.48)	$ 10.76	(0.81)%	$ 1,871,299	0.51%	0.51%	3.23%	53%
IB	11.25	0.33	(0.43)	(0.10)	(0.41)	(0.04)	(0.45)	10.70	(0.91)	215,123	0.76	0.76	2.98	53
The accompanying notes are an integral part of these financial statements.
92

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2023 (Unaudited)
IA	$ 9.96	$ 0.18	$ 0.01	$ 0.19	$ —	$ —	$ —	$ 10.15	1.91% (4)	$ 510,529	0.44% (5)	0.44% (5)	3.59% (5)	32%
IB	9.95	0.17	0.01	0.18	—	—	—	10.13	1.81 (4)	78,870	0.69 (5)	0.69 (5)	3.34 (5)	32
For the Year Ended December 31, 2022
IA	$ 10.00	$ 0.11	$ (0.13)	$ (0.02)	$ (0.02)	$ —	$ (0.02)	$ 9.96	(0.17)%	$ 529,433	0.43%	0.43%	1.10%	66%
IB	9.99	0.08	(0.12)	(0.04)	—	—	—	9.95	(0.40)	83,560	0.68	0.68	0.84	66
For the Year Ended December 31, 2021
IA	$ 10.09	$ 0.02	$ (0.04)	$ (0.02)	$ (0.07)	$ —	$ (0.07)	$ 10.00	(0.19)%	$ 605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73
For the Year Ended December 31, 2020
IA	$ 10.19	$ 0.10	$ 0.05	$ 0.15	$ (0.25)	$ —	$ (0.25)	$ 10.09	1.44%	$ 657,375	0.46%	0.46%	0.95%	76%
IB	10.18	0.07	0.06	0.13	(0.22)	—	(0.22)	10.09	1.27	110,250	0.71	0.71	0.67	76
For the Year Ended December 31, 2019
IA	$ 10.10	$ 0.23	$ 0.05	$ 0.28	$ (0.19)	$ —	$ (0.19)	$ 10.19	2.81%	$ 393,590	0.45%	0.45%	2.21%	70%
IB	10.09	0.20	0.06	0.26	(0.17)	—	(0.17)	10.18	2.54	57,142	0.70	0.70	1.96	70
For the Year Ended December 31, 2018
IA	$ 10.06	$ 0.18	$ (0.02)	$ 0.16	$ (0.12)	$ —	$ (0.12)	$ 10.10	1.57%	$ 437,160	0.45%	0.45%	1.77%	51%
IB	10.05	0.15	(0.02)	0.13	(0.09)	—	(0.09)	10.09	1.27	64,859	0.70	0.70	1.52	51

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 33% for the six-month period ended June 30, 2023 and 61%, 49% and 48% for the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(7)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets for less than 0.005% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
(8)	Commenced operations on September 18, 2020.
(9)	Per share amount is less than $0.005.
(10)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 233% for the six-month period ended June 30, 2023 and 431%, 494% and 564% for the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(11)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.
The accompanying notes are an integral part of these financial statements.
93

Hartford HLS Funds
 Notes to Financial Statements
 June 30, 2023 (Unaudited)

1.	Organization:
Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a "Company" and collectively, the “Companies”) are each an open-end registered management investment company comprised of eleven and one series, respectively, as of June 30, 2023. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")

Hartford HLS Series Fund II, Inc.:
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. The Small Cap Growth HLS Fund and Small Company HLS Fund are closed to new investors, subject to certain exceptions set forth in the Funds' prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
94

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the respective Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
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U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
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Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2023.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of June 30, 2023.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive
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various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2023.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2023.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2023.
f)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect
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correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended June 30, 2023, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended June 30, 2023, the Total Return Bond HLS Fund had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended June 30, 2023, the Total Return Bond HLS Fund had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid
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or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended June 30, 2023, the Total Return Bond HLS Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate ("LIBOR") or Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
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If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended June 30, 2023, the Total Return Bond HLS Fund had used Interest Rate Swap Contracts.
e)	Additional Derivative Instrument Information:
Balanced HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 13,124	$ —	$ —	$ —	$ —	$ 13,124
Total	$ 13,124	$ —	$ —	$ —	$ —	$ 13,124
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 455,071	$ —	$ —	$ —	$ —	$ 455,071
Total	$ 455,071	$ —	$ —	$ —	$ —	$ 455,071

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 71,533	$ —	$ —	$ —	$ —	$ 71,533
Total	$ 71,533	$ —	$ —	$ —	$ —	$ 71,533
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (509,358)	$ —	$ —	$ —	$ —	$ (509,358)
Total	$ (509,358)	$ —	$ —	$ —	$ —	$ (509,358)
For the period ended June 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	298
Futures Contracts Number of Short Contracts	(67)
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Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 2,503,515	$ —	$ 2,503,515
Total	$ —	$ —	$ —	$ 2,503,515	$ —	$ 2,503,515

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 15,318,834	$ —	$ 15,318,834
Total	$ —	$ —	$ —	$ 15,318,834	$ —	$ 15,318,834
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 6,102,523	$ —	$ 6,102,523
Total	$ —	$ —	$ —	$ 6,102,523	$ —	$ 6,102,523
For the period ended June 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	242
Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ 247,944	$ —	$ —	$ —	$ —	$ 247,944
Unrealized appreciation on futures contracts(1)	870,668	—	—	—	—	870,668
Unrealized appreciation on swap contracts(2)	744,615	—	78,506	—	—	823,121
Total	$ 1,863,227	$ —	$ 78,506	$ —	$ —	$ 1,941,733
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 5,271,655	$ —	$ —	$ —	$ —	$ 5,271,655
Unrealized depreciation on foreign currency contracts	—	691,322	—	—	—	691,322
Unrealized depreciation on swap contracts(2)	129	—	866,032	—	—	866,161
Total	$ 5,271,784	$ 691,322	$ 866,032	$ —	$ —	$ 6,829,138

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

102

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

Total Return Bond HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 3,324	$ —	$ —	$ —	$ —	$ 3,324
Net realized gain (loss) on futures contracts	4,995,481	—	—	—	—	4,995,481
Net realized gain (loss) on written options contracts	797,022	—	—	—	—	797,022
Net realized gain (loss) on swap contracts	(369,748)	—	(1,561,531)	—	—	(1,931,279)
Net realized gain (loss) on foreign currency contracts	—	(1,356,525)	—	—	—	(1,356,525)
Total	$ 5,426,079	$ (1,356,525)	$ (1,561,531)	$ —	$ —	$ 2,508,023
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ (8,556)	$ —	$ —	$ —	$ —	$ (8,556)
Net change in unrealized appreciation (depreciation) of futures contracts	(7,388,352)	—	—	—	—	(7,388,352)
Net change in unrealized appreciation (depreciation) of swap contracts	744,486	—	(203,031)	—	—	541,455
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	54,293	—	—	—	54,293
Total	$ (6,652,422)	$ 54,293	$ (203,031)	$ —	$ —	$ (6,801,160)
For the period ended June 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 3,460,667
Futures Contracts Number of Long Contracts	2,503
Futures Contracts Number of Short Contracts	(1,748)
Written Options at Notional Amount	$ (44,801,667)
Swap Contracts at Notional Amount	$ 60,710,064
Foreign Currency Contracts Purchased at Contract Amount	$ 4,076,251
Foreign Currency Contracts Sold at Contract Amount	$ 45,546,832
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of June 30, 2023:

Balanced HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 13,124	$ (455,071)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	13,124	(455,071)
Derivatives not subject to a MNA	(13,124)	455,071
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

103

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 2,503,515	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,503,515	—
Derivatives not subject to a MNA	(2,503,515)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (691,322)
Futures contracts	870,668	(5,271,655)
Purchased options	247,944	—
Swap contracts	823,121	(866,161)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,941,733	(6,829,138)
Derivatives not subject to a MNA	(1,693,789)	6,137,816
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 247,944	$ (691,322)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 247,944	$ —	$ —	$ —	$ 247,944
Total	$ 247,944	$ —	$ —	$ —	$ 247,944

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$ (487,491)	$ —	$ —	$ —	$ (487,491)
Goldman Sachs & Co.	(203,779)	—	—	—	(203,779)
Toronto-Dominion Bank	(52)	—	—	—	(52)
Total	$ (691,322)	$ —	$ —	$ —	$ (691,322)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
104

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
LIBOR, the London Interbank Offered Rate, was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. Certain equity and debt securities in which a Fund may invest may have earned interest at (or, some limited circumstances, continue to earn interest at), a floating rate based on LIBOR (or which was previously based on LIBOR) or the relevant benchmark replacement.
The elimination of LIBOR, changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to a Fund.
Geopolitical events, including the invasion of Ukraine by Russia, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and
105

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At December 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
International Opportunities HLS Fund	$ 43,018,871	$ —
Small Cap Growth HLS Fund	81,450,007	14,585,121
Small Company HLS Fund	88,007,255	4,975,961
Total Return Bond HLS Fund*	88,636,623	51,529,650
Ultrashort Bond HLS Fund*	553,507	11,563,310

*	Future utilization of losses are subject to limitation under current tax laws.
Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, MidCap HLS Fund and Stock HLS Fund had no capital loss carryforwards for U.S. federal tax purposes as of December 31, 2022.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$ 1,336,037,275	$ 398,749,332	$ (46,240,310)	$ 352,509,022
Capital Appreciation HLS Fund	2,831,696,248	836,495,597	(117,880,629)	718,614,968
Disciplined Equity HLS Fund	1,793,862,654	952,441,227	(54,986,203)	897,455,024
Dividend and Growth HLS Fund	2,062,359,672	1,299,144,782	(25,964,650)	1,273,180,132
Healthcare HLS Fund	111,668,317	42,730,907	(8,316,322)	34,414,585
International Opportunities HLS Fund	733,875,626	152,453,739	(20,259,359)	132,194,380
MidCap HLS Fund	929,570,610	309,835,399	(62,269,465)	247,565,934
Small Cap Growth HLS Fund	616,587,834	174,585,612	(27,470,702)	147,114,910
Small Company HLS Fund	382,027,280	82,264,626	(29,517,262)	52,747,364
Stock HLS Fund	730,941,589	607,223,893	(19,366)	607,204,527
Total Return Bond HLS Fund	2,323,407,098	7,212,146	(216,396,752)	(209,184,606)
Ultrashort Bond HLS Fund	601,426,993	176,478	(8,403,285)	(8,226,807)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs
106

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund*	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion
107

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

Fund	Management Fee Rates
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

*	HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2023 through June 30, 2023. HFMC voluntarily extended this waiver through December 31, 2023 and it may be terminated at any time.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)	Fees Paid Indirectly – Hartford HLS Series Fund II, Inc. and Hartford Series Fund, Inc., on behalf of its series except Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. For the six-month period ended June 30, 2023, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.63%	0.88%	N/A
Capital Appreciation HLS Fund	0.67%	0.92%	1.17%
Disciplined Equity HLS Fund	0.59%	0.84%	1.09%
Dividend and Growth HLS Fund	0.66%	0.91%	N/A
Healthcare HLS Fund	0.92%	1.17%	N/A
International Opportunities HLS Fund	0.76%	1.01%	N/A
MidCap HLS Fund	0.73%	0.98%	N/A
Small Cap Growth HLS Fund	0.65%	0.90%	N/A
Small Company HLS Fund	0.80%	1.05%	N/A
Stock HLS Fund	0.51%	0.76%	N/A
Total Return Bond HLS Fund	0.51%	0.76%	N/A
Ultrashort Bond HLS Fund	0.44%	0.69%	N/A
e)	Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and Hartford Series Fund, Inc. on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
108

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company's Board of Directors may determine.
f)	Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2023, a portion of each Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$ 968
Capital Appreciation HLS Fund	1,974
Disciplined Equity HLS Fund	1,458
Dividend and Growth HLS Fund	1,906
Healthcare HLS Fund	83
International Opportunities HLS Fund	508
MidCap HLS Fund	677
Small Cap Growth HLS Fund	419
Small Company HLS Fund	248
Stock HLS Fund	771
Total Return Bond HLS Fund	1,010
Ultrashort Bond HLS Fund	346
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended June 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.00%*	0.00%*	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
109

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

8.	Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of June 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced HLS Fund	$ 440,298	$ 459,540	$ —
Capital Appreciation HLS Fund	180,864	187,200	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	—	—	—
Healthcare HLS Fund	—	—	—
International Opportunities HLS Fund	921,491	399,250	559,738
MidCap HLS Fund	253,965	258,500	—
Small Cap Growth HLS Fund	9,539,911	9,648,662	—
Small Company HLS Fund	4,922,576	4,995,212	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	4,678,473	4,847,808	—
Ultrashort Bond HLS Fund	3,402,442	3,494,103	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
110

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

9.	Investment Transactions:
For the six-month period ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$ 269,051,141	$ 352,563,894	$ 254,760,980	$ 258,454,678	$ 523,812,121	$ 611,018,572
Capital Appreciation HLS Fund	847,138,361	1,024,517,418	—	—	847,138,361	1,024,517,418
Disciplined Equity HLS Fund	261,874,877	371,795,438	—	—	261,874,877	371,795,438
Dividend and Growth HLS Fund	430,915,698	605,625,807	—	—	430,915,698	605,625,807
Healthcare HLS Fund	23,881,623	31,187,423	—	—	23,881,623	31,187,423
International Opportunities HLS Fund	265,433,076	315,178,324	—	—	265,433,076	315,178,324
MidCap HLS Fund	240,666,607	301,546,801	—	—	240,666,607	301,546,801
Small Cap Growth HLS Fund	233,169,225	252,880,982	—	—	233,169,225	252,880,982
Small Company HLS Fund	108,265,158	134,671,408	—	—	108,265,158	134,671,408
Stock HLS Fund	54,542,125	132,962,714	—	—	54,542,125	132,962,714
Total Return Bond HLS Fund	256,313,438	235,088,869	317,427,706	336,591,697	573,741,144	571,680,566
Ultrashort Bond HLS Fund	149,337,645	151,845,740	46,149,603	14,032,158	195,487,248	165,877,898
10.	Capital Share Transactions:
The following information is for the six-month period ended June 30, 2023 and the year ended December 31, 2022:

	For the Six-Month Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	182,334	$ 4,949,336	219,884	$ 6,632,090
Shares Issued for Reinvested Dividends	—	—	8,609,461	235,269,227
Shares Redeemed	(3,711,726)	(101,042,884)	(6,702,016)	(201,054,701)
Net Increase (Decrease)	(3,529,392)	(96,093,548)	2,127,329	40,846,616
Class IB
Shares Sold	26,263	$ 732,786	62,482	$ 2,063,006
Shares Issued for Reinvested Dividends	—	—	1,086,696	30,348,829
Shares Redeemed	(534,031)	(14,861,039)	(883,907)	(26,944,643)
Net Increase (Decrease)	(507,768)	(14,128,253)	265,271	5,467,192
Total Net Increase (Decrease)	(4,037,160)	$ (110,221,801)	2,392,600	$ 46,313,808
Capital Appreciation HLS Fund
Class IA
Shares Sold	270,390	$ 11,159,634	478,265	$ 21,183,735
Shares Issued for Reinvested Dividends	—	—	11,514,100	462,293,161
Shares Redeemed	(4,756,126)	(197,569,064)	(8,387,017)	(373,524,847)
Net Increase (Decrease)	(4,485,736)	(186,409,430)	3,605,348	109,952,049
Class IB
Shares Sold	30,193	$ 1,215,217	79,217	$ 3,581,150
Shares Issued for Reinvested Dividends	—	—	1,419,968	55,511,710
Shares Redeemed	(699,592)	(28,239,319)	(1,222,050)	(53,739,530)
Net Increase (Decrease)	(669,399)	(27,024,102)	277,135	5,353,330
Class IC
Shares Sold	5,845	$ 237,902	20,134	$ 870,523
Shares Issued for Reinvested Dividends	—	—	116,731	4,579,357
Shares Redeemed	(22,270)	(901,928)	(549,701)	(22,055,453)
Net Increase (Decrease)	(16,425)	(664,026)	(412,836)	(16,605,573)
Total Net Increase (Decrease)	(5,171,560)	$ (214,097,558)	3,469,647	$ 98,699,806
111

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

	For the Six-Month Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Disciplined Equity HLS Fund
Class IA
Shares Sold	578,967	$ 9,365,538	1,053,612	$ 18,127,590
Shares Issued for Reinvested Dividends	—	—	9,490,549	157,383,630
Shares Redeemed	(7,922,414)	(131,368,788)	(15,060,986)	(265,431,648)
Net Increase (Decrease)	(7,343,447)	(122,003,250)	(4,516,825)	(89,920,428)
Class IB
Shares Sold	492,839	$ 8,068,204	225,041	$ 3,936,722
Shares Issued for Reinvested Dividends	—	—	1,186,882	19,344,478
Shares Redeemed	(1,662,825)	(27,044,916)	(2,609,863)	(45,206,359)
Net Increase (Decrease)	(1,169,986)	(18,976,712)	(1,197,940)	(21,925,159)
Class IC
Shares Sold	15,791	$ 260,925	65,269	$ 1,213,062
Shares Issued for Reinvested Dividends	—	—	252,005	4,180,932
Shares Redeemed	(340,631)	(5,640,540)	(594,398)	(10,422,924)
Net Increase (Decrease)	(324,840)	(5,379,615)	(277,124)	(5,028,930)
Total Net Increase (Decrease)	(8,838,273)	$ (146,359,577)	(5,991,889)	$ (116,874,517)
Dividend and Growth HLS Fund
Class IA
Shares Sold	2,100,522	$ 47,167,812	2,440,332	$ 60,072,245
Shares Issued for Reinvested Dividends	—	—	17,111,680	385,201,370
Shares Redeemed	(8,536,946)	(192,224,976)	(16,574,436)	(410,801,466)
Net Increase (Decrease)	(6,436,424)	(145,057,164)	2,977,576	34,472,149
Class IB
Shares Sold	408,273	$ 9,281,798	336,645	$ 8,222,143
Shares Issued for Reinvested Dividends	—	—	2,181,673	48,643,796
Shares Redeemed	(1,506,029)	(33,609,388)	(2,378,170)	(58,321,820)
Net Increase (Decrease)	(1,097,756)	(24,327,590)	140,148	(1,455,881)
Total Net Increase (Decrease)	(7,534,180)	$ (169,384,754)	3,117,724	$ 33,016,268
Healthcare HLS Fund
Class IA
Shares Sold	261,248	$ 4,141,104	330,069	$ 5,869,382
Shares Issued for Reinvested Dividends	—	—	1,893,418	28,988,229
Shares Redeemed	(692,509)	(11,032,708)	(1,704,922)	(31,464,215)
Net Increase (Decrease)	(431,261)	(6,891,604)	518,565	3,393,396
Class IB
Shares Sold	31,054	$ 432,306	47,033	$ 760,962
Shares Issued for Reinvested Dividends	—	—	605,182	8,169,954
Shares Redeemed	(147,554)	(2,055,175)	(243,296)	(4,073,552)
Net Increase (Decrease)	(116,500)	(1,622,869)	408,919	4,857,364
Total Net Increase (Decrease)	(547,761)	$ (8,514,473)	927,484	$ 8,250,760
International Opportunities HLS Fund
Class IA
Shares Sold	1,563,386	$ 22,632,621	2,701,606	$ 43,715,504
Shares Issued for Reinvested Dividends	—	—	11,991,680	160,928,347
Shares Redeemed	(5,083,636)	(73,310,042)	(8,230,906)	(131,059,144)
Net Increase (Decrease)	(3,520,250)	(50,677,421)	6,462,380	73,584,707
Class IB
Shares Sold	67,835	$ 1,008,780	255,274	$ 4,019,090
Shares Issued for Reinvested Dividends	—	—	1,197,612	16,407,281
Shares Redeemed	(599,389)	(8,833,719)	(722,909)	(11,760,083)
Net Increase (Decrease)	(531,554)	(7,824,939)	729,977	8,666,288
Total Net Increase (Decrease)	(4,051,804)	$ (58,502,360)	7,192,357	$ 82,250,995
112

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

	For the Six-Month Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
MidCap HLS Fund
Class IA
Shares Sold	1,352,214	$ 36,460,789	1,926,333	$ 60,792,609
Shares Issued for Reinvested Dividends	—	—	7,357,221	198,350,672
Shares Redeemed	(3,432,807)	(92,642,516)	(17,288,434)	(534,589,256)
Net Increase (Decrease)	(2,080,593)	(56,181,727)	(8,004,880)	(275,445,975)
Class IB
Shares Sold	66,368	$ 1,689,112	98,754	$ 2,831,304
Shares Issued for Reinvested Dividends	—	—	620,163	15,789,357
Shares Redeemed	(211,933)	(5,403,226)	(465,863)	(13,509,976)
Net Increase (Decrease)	(145,565)	(3,714,114)	253,054	5,110,685
Total Net Increase (Decrease)	(2,226,158)	$ (59,895,841)	(7,751,826)	$ (270,335,290)
Small Cap Growth HLS Fund
Class IA
Shares Sold	1,040,768	$ 23,844,353	3,682,957	$ 101,103,808
Shares Issued for Reinvested Dividends	—	—	6,286,971	145,857,718
Shares Redeemed	(1,770,135)	(40,678,817)	(17,409,584)	(418,561,213)
Net Increase (Decrease)	(729,367)	(16,834,464)	(7,439,656)	(171,599,687)
Class IB
Shares Sold	342,525	$ 7,375,472	1,507,838	$ 38,630,264
Shares Issued for Reinvested Dividends	—	—	1,500,636	32,638,843
Shares Redeemed	(705,448)	(15,341,453)	(1,118,910)	(27,983,740)
Net Increase (Decrease)	(362,923)	(7,965,981)	1,889,564	43,285,367
Total Net Increase (Decrease)	(1,092,290)	$ (24,800,445)	(5,550,092)	$ (128,314,320)
Small Company HLS Fund
Class IA
Shares Sold	569,332	$ 7,962,339	1,044,667	$ 18,816,229
Shares Issued for Reinvested Dividends	—	—	5,781,510	84,063,157
Shares Redeemed	(2,381,152)	(33,903,338)	(2,885,740)	(50,472,696)
Net Increase (Decrease)	(1,811,820)	(25,940,999)	3,940,437	52,406,690
Class IB
Shares Sold	117,154	$ 1,370,000	207,806	$ 3,015,152
Shares Issued for Reinvested Dividends	—	—	807,532	9,738,834
Shares Redeemed	(247,561)	(2,856,024)	(458,458)	(6,830,280)
Net Increase (Decrease)	(130,407)	(1,486,024)	556,880	5,923,706
Total Net Increase (Decrease)	(1,942,227)	$ (27,427,023)	4,497,317	$ 58,330,396
Stock HLS Fund
Class IA
Shares Sold	46,309	$ 4,394,487	116,363	$ 12,078,931
Shares Issued for Reinvested Dividends	—	—	1,608,971	152,615,340
Shares Redeemed	(782,556)	(74,872,202)	(1,498,739)	(152,487,895)
Net Increase (Decrease)	(736,247)	(70,477,715)	226,595	12,206,376
Class IB
Shares Sold	7,185	$ 687,589	30,369	$ 3,110,138
Shares Issued for Reinvested Dividends	—	—	145,284	13,746,384
Shares Redeemed	(85,496)	(8,169,776)	(191,911)	(19,754,487)
Net Increase (Decrease)	(78,311)	(7,482,187)	(16,258)	(2,897,965)
Total Net Increase (Decrease)	(814,558)	$ (77,959,902)	210,337	$ 9,308,411
Total Return Bond HLS Fund
Class IA
Shares Sold	8,393,514	$ 79,939,165	10,735,180	$ 108,243,934
Shares Issued for Reinvested Dividends	—	—	7,581,322	72,553,256
Shares Redeemed	(11,210,777)	(106,758,984)	(27,849,075)	(277,496,565)
Net Increase (Decrease)	(2,817,263)	(26,819,819)	(9,532,573)	(96,699,375)
113

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

	For the Six-Month Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	251,830	$ 2,379,538	440,393	$ 4,433,973
Shares Issued for Reinvested Dividends	—	—	796,697	7,592,523
Shares Redeemed	(1,384,313)	(13,106,286)	(3,401,588)	(33,673,062)
Net Increase (Decrease)	(1,132,483)	(10,726,748)	(2,164,498)	(21,646,566)
Total Net Increase (Decrease)	(3,949,746)	$ (37,546,567)	(11,697,071)	$ (118,345,941)
Ultrashort Bond HLS Fund
Class IA
Shares Sold	1,453,170	$ 14,628,086	3,581,498	$ 35,571,225
Shares Issued for Reinvested Dividends	—	—	128,217	1,268,070
Shares Redeemed	(4,336,547)	(43,691,196)	(11,136,975)	(110,402,716)
Net Increase (Decrease)	(2,883,377)	(29,063,110)	(7,427,260)	(73,563,421)
Class IB
Shares Sold	341,336	$ 3,422,942	1,255,473	$ 12,452,602
Shares Redeemed	(955,588)	(9,607,233)	(2,595,085)	(25,698,791)
Net Increase (Decrease)	(614,252)	(6,184,291)	(1,339,612)	(13,246,189)
Total Net Increase (Decrease)	(3,497,629)	$ (35,247,401)	(8,766,872)	$ (86,809,610)
11.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From January 1, 2022 through March 2, 2023, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended June 30, 2023, none of the Funds had borrowings under these facilities.
12.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
13.	Recent Accounting Pronouncement:
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
14.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
114

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2023 (Unaudited)

15.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
115

Hartford HLS Funds
Operation of the Liquidity Risk Management Program (Unaudited)

This section describes the operation and effectiveness of the Liquidity Risk Management Program ("LRM Program") established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"). The LRM Program seeks to assess and manage each Fund’s liquidity risk. The Liquidity Rule generally defines liquidity risk as the risk that a Fund could not meet its obligation to redeem shares without significant dilution of the non-redeeming investors' interests in the Fund. The Boards of Directors ("Board") of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (including their separate series, the "Funds") have appointed Hartford Funds Management Company, LLC ("HFMC") to serve as the administrator of the LRM Program with respect to each of the Funds, subject to the oversight of the Board. In order to efficiently and effectively administer the LRM Program, HFMC established a Liquidity Risk Oversight Committee.
The LRM Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the assessment and periodic review (no less frequently than annually) of certain factors that influence each Fund's liquidity risk; (2) the classification and periodic review (no less frequently than monthly) of each Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of "illiquid investments" (as defined under the Liquidity Rule); (4) the determination of a minimum percentage of each Fund's assets that generally will be invested in highly liquid investments ("HLIM"); (5) the periodic review (no less frequently than annually) of the HLIM and the adoption and implementation of policies and procedures for responding to a shortfall of a Fund's highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held June 13-14, 2023, HFMC provided an annual written report to the Board covering the period from June 30, 2022 through April 30, 2023 (the "Reporting Period"). The annual report addressed important aspects of the LRM Program, including, but not limited to:
•	the operation of the LRM Program (and related policies and procedures utilized in connection with management of the Funds' liquidity risk);
•	an assessment of the adequacy and effectiveness of the LRM Program’s (and related policies and procedures') implementation;
•	the operation, and assessment of the adequacy and effectiveness, of each Fund's HLIM;
•	whether the third-party liquidity vendor’s ("LRM Program Vendor") processes for determining preliminary liquidity classifications, including the particular methodologies or factors used and metrics analyzed by the LRM Program Vendor, are sufficient under the Liquidity Rule and appropriate in light of each Fund's specific circumstances; and
•	any material changes to the LRM Program.
In addition, HFMC provides a quarterly report on the LRM Program at each quarterly meeting of the Board's Compliance and Risk Oversight Committee. The quarterly report included information regarding the Funds' liquidity as measured by established parameters, a summary of developments within the capital markets that may impact liquidity, and other factors that may impact liquidity. Among other things, HFMC reports any changes to a Fund's HLIM.
During the Reporting Period, HFMC did not reduce the HLIM for any Fund. During the Reporting Period, each Fund paid redemptions and settled security transactions in cash and on time without requiring any borrowing under the line of credit or the interfund lending program. In addition, there were no reportable breaches of the liquidity risk management parameters.
Based on its review and assessment, HFMC has concluded that the LRM Program is operating effectively to assess and manage the liquidity risk of each Fund and that the LRM Program has been and continues to be adequately and effectively implemented with respect to each Fund. Because liquidity in the capital markets in which the Funds invest is beyond the control of the Funds, there can be no assurance that the LRM Program will ensure liquidity under all circumstances and does not protect against the risk of loss.
116

Hartford HLS Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
117

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

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Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
HLSSAR23    08/23     Printed in the U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: August 28, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: August 28, 2023	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)